JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount($)	Value($)
MUNICIPAL BONDS — 86.9% (a)
Alabama — 0.8%
Education — 0.0% (b)
Alabama Public School and College Authority, Capital Improvement Series 2014-A, Rev., 5.00%, 2/1/2022	20,000	21,559
Auburn University Series 2016A, Rev., 5.00%, 6/1/2020	30,000	30,000
Baldwin County Board of Education Rev., 4.00%, 6/1/2020	50,000	50,000
Montgomery County Public Education Cooperative District, Public School Project Rev., 5.00%, 4/1/2021	100,000	104,015

		205,574

General Obligation — 0.0% (b)
City of Auburn, Warrants GO, 3.00%, 5/1/2022	20,000	20,991
City of Dothan, Warrants GO, 5.00%, 9/1/2020	35,000	35,420
City of Huntsville, Lease Refunding and Capital Improvement Warrants Series 2014B, GO, 3.00%, 11/1/2020	30,000	30,356
County of Montgomery, Warrants
Series 2010A, GO, 5.00%, 11/1/2020	35,000	35,563
GO, 5.00%, 3/1/2021	30,000	31,086

		153,416

Other Revenue — 0.3%
Alabama 21st Century Authority
Series A, Rev., 5.00%, 6/1/2020	870,000	870,000
Series 2012A, Rev., 5.00%, 6/1/2021	55,000	56,986
Oxford Public Building Authority Series 2015A, Rev., 5.00%, 10/1/2022	25,000	27,546

		954,532

Prerefunded — 0.2%
Andalusia Utilities Board Rev., AGM, 5.75%, 6/1/2041 (c)	150,000	150,000
City of Huntsville, Capital Improvement Series 2011B, GO, 5.00%, 5/1/2025 (c)	110,000	114,745
City of Troy, Electric Water and Sewer System Rev., AGM, 4.75%, 10/1/2028 (c)	20,000	20,301
South Alabama Gas District Rev., 3.40%, 8/1/2024 (c)	300,000	301,536

		586,582

Investments	Principal Amount($)	Value($)
Special Tax — 0.0% (b)
Madison County Board of Education, Capital Outlay Tax Anticipation Warrants Series 2019C, 5.00%, 3/1/2021	25,000	25,865

Transportation — 0.0% (b)
Alabama Federal Aid Highway Finance Authority Series A, Rev., 5.00%, 9/1/2023	25,000	28,695

Utility — 0.3%
Black Belt Energy Gas District, Gas Prepay Series 2018A, Rev., 4.00%, 12/1/2023 (d)	75,000	80,767
Black Belt Energy Gas District, Gas Supply Series 2016A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021 (d)	580,000	596,344
Black Belt Energy Gas District, Project No. 4 Series 2019A-1, Rev., 4.00%, 6/1/2020	50,000	50,000
Southeast Alabama Gas Supply District (The), Project No. 2 Series A, Rev., 4.00%, 6/1/2020	240,000	240,000

		967,111

Water & Sewer — 0.0% (b)
Water Works Board of the City of Birmingham (The) Rev., 5.00%, 1/1/2021	20,000	20,566

Total Alabama		2,942,341

Alaska — 0.5%
Certificate of Participation/Lease — 0.1%
State of Alaska, Native Tribal Health Consortium housing facility project Series 2014, COP, 4.00%, 6/1/2022	295,000	312,139

Education — 0.1%
University of Alaska Series V-2, Rev., 5.00%, 10/1/2020	200,000	201,672

General Obligation — 0.1%
Borough of Matanuska-Susitna Series 2007A, GO, NATL-RE, 5.00%, 4/1/2021	35,000	36,391
Borough of North Slope
Series 2019B, GO, 5.00%, 6/30/2020	250,000	250,937
Series 2018A, GO, 5.00%, 6/30/2021	20,000	21,031
Series 2012A, GO, 5.00%, 6/30/2022	20,000	21,907

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Borough of North Slope, General Purpose
Series 2018A, GO, 5.00%, 6/30/2020	10,000	10,037
Municipality of Anchorage
Series A, GO, 5.00%, 8/1/2020	15,000	15,118
Series C, GO, 5.00%, 9/1/2020	20,000	20,237
Series C, GO, 5.00%, 9/1/2021	25,000	26,481

		402,139

Housing — 0.0% (b)
Alaska Housing Finance Corp., State Capital Project Series 2014D, Rev., 5.00%, 6/1/2020	15,000	15,000

Other Revenue — 0.1%
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Rev., 5.00%, 9/1/2020	275,000	278,141

Prerefunded — 0.0% (b)
Alaska Housing Finance Corp., Capital Project Series 2011A, Rev., 5.00%, 12/1/2025 (c)	50,000	51,205
Borough of North Slope Series 2017A, GO, 5.00%, 6/30/2022 (c)	100,000	100,377

		151,582

Utility — 0.1%
Alaska Energy Authority, Power Sixth Series, Bradley Lake Hydroelectric Project Series 6, Rev., 5.00%, 7/1/2020	360,000	361,307

Total Alaska		1,721,980

Arizona — 1.6%
Certificate of Participation/Lease — 0.3%
Arizona Board of Regents, State University Series B, COP, 5.00%, 6/1/2020	135,000	135,000
City of Tucson COP, AGM, 4.00%, 7/1/2020	350,000	351,022
County of Maricopa
COP, 4.00%, 7/1/2020	240,000	240,754
COP, 5.00%, 7/1/2022	275,000	301,559

		1,028,335

Education — 0.0% (b)
Arizona State University Rev., 5.00%, 8/1/2020	50,000	50,401
University of Arizona (The)
Series 2012A, Rev., 4.00%, 6/1/2020	20,000	20,000
Series 2013A, Rev., 4.00%, 6/1/2020	30,000	30,000

		100,401

Investments	Principal Amount($)	Value($)
General Obligation — 0.1%
City of Phoenix Series C, GO, 4.00%, 7/1/2020	25,000	25,078
City of Tempe Series B, GO, 4.00%, 7/1/2020	15,000	15,047
Maricopa County School District No. 3 Tempe Elementary, School Improvement GO, 4.00%, 7/1/2023	35,000	38,852
Maricopa County Unified School District No. 41 Gilbert GO, 4.00%, 7/1/2020	40,000	40,122
Maricopa County Unified School District No. 69 Paradise Valley, School Improvement Project of 2011 Series 2015E, GO, 2.00%, 7/1/2020	30,000	30,044
Maricopa County Unified School District No. 80 Chandler, School Improvement Project of 2015 Series 2017B, GO, 3.50%, 7/1/2022	25,000	26,665
Maricopa County Unified School District No. 97-Deer Valley, School Improvement Project of 2013 Series 2017C, GO, 5.00%, 7/1/2022	30,000	32,930
Maricopa County Union High School District No. 210-Phoenix
Series 2019B, GO, 5.00%, 7/1/2020	50,000	50,193
GO, 5.00%, 7/1/2022	30,000	32,963
Maricopa County Union High School District No. 213 Tempe Series 2013B, GO, 2.00%, 7/1/2020	50,000	50,073
Mohave County Unified School District No. 1 Lake Havasu Series 2017A, GO, 4.00%, 7/1/2023	45,000	50,026
Pinal County, Florence Unified School District No. 1 GO, 4.00%, 7/1/2020	20,000	20,057
Yavapai County Union High School District No. 4 Mingus GO, 4.00%, 7/1/2021	25,000	25,967

		438,017

Hospital — 0.0% (b)
Arizona Health Facilities Authority, Banner Health Series 2015A, Rev., 5.00%, 1/1/2021	25,000	25,585

Industrial Development Revenue/Pollution Control Revenue — 0.6%
Chandler Industrial Development Authority, Intel Corp. Project Series 2018, Rev., 2.40%, 8/14/2023 (d)	1,975,000	2,054,237

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Other Revenue — 0.2%
City of Chandler, Excise Tax Rev., 5.00%, 7/1/2020	25,000	25,098
City of Phoenix Civic Improvement Corp., Civic Plaza Expansion Series B, Rev., NATL-RE, 5.50%, 7/1/2020	20,000	20,078
City of Phoenix Civic Improvement Corp., Junior Lien Series 2014B, Rev., 5.00%, 7/1/2020	20,000	20,078
City of Phoenix Civic Improvement Corp., Junior Lien Water System Rev., 5.00%, 7/1/2020	25,000	25,098
City of Phoenix Civic Improvement Corp., Subordinated Excise Tax Series 2017B, Rev., 5.00%, 7/1/2020	100,000	100,390
City of Tempe, Excise Tax
Rev., 2.00%, 7/1/2020	250,000	250,377
Rev., 5.00%, 7/1/2020	25,000	25,098
City of Tucson, Senior Lien Rev., AGM, 5.00%, 7/1/2020	50,000	50,191
Santa Cruz County Jail District Rev., AGM, 3.00%, 7/1/2020	25,000	25,054
Scottsdale Municipal Property Corp. Series 2015A, Rev., 5.00%, 7/1/2020	10,000	10,039

		551,501

Prerefunded — 0.0% (b)
Arizona Department of Transportation State Highway Fund Series 2013A, Rev., 5.00%, 7/1/2025 (c)	35,000	38,455
Arizona Water Infrastructure Finance Authority, Water Quality Series 2010A, Rev., 5.00%, 10/1/2023 (c)	30,000	30,481

		68,936

Transportation — 0.2%
Arizona Transportation Board, Maricopa County Regional Area Road Fund Rev., 5.00%, 7/1/2020	50,000	50,197
City of Phoenix Civic Improvement Corp., Junior Lien, Airport Special Obligation Series 2017D, Rev., 5.00%, 7/1/2024	350,000	400,011
City of Phoenix, Civic Improvement Corp., Light Rail Project Series 2013, Rev., 5.00%, 7/1/2020 (c)	115,000	115,444
County of Pima, Street and Highway Refunding Rev., 5.00%, 7/1/2020	20,000	20,079
Pima County Regional Transportation Authority, Excise Tax
Rev., 5.00%, 6/1/2020	65,000	65,000

Investments	Principal Amount($)	Value($)
Rev., 5.00%, 6/1/2024	25,000	29,536
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund Rev., 5.25%, 7/1/2021	30,000	31,645

		711,912

Utility — 0.1%
City of Mesa, Utility System Rev., 5.00%, 7/1/2022	50,000	54,939
City of Surprise, Utility System Senior Lien Rev., 5.00%, 7/1/2022	35,000	38,488
Industrial Development Authority of the County of Pima (The), Tucson Electric Power Company San Juan Project Series 2009A, Rev., 4.95%, 10/1/2020	120,000	121,260
Salt River Project Agricultural Improvement and Power District, Electric System
Series 2016A, Rev., 5.00%, 1/1/2021	30,000	30,844
Series 2011A, Rev., 5.00%, 12/1/2024	25,000	26,799

		272,330

Water & Sewer — 0.1%
Arizona Water Infrastructure Finance Authority, Water Quality Series 2010A, Rev., 5.00%, 10/1/2020	70,000	71,112
City of Phoenix Civic Improvement Corp., Wastewater System Junior Lien
Rev., 3.00%, 7/1/2020	50,000	50,115
Series 2014A, Rev., 3.00%, 7/1/2020	25,000	25,057
Rev., 5.00%, 7/1/2020	100,000	100,390
Rev., 5.00%, 7/1/2021	20,000	21,033
County of Pima, Sewer System
Series 2011B, Rev., 5.00%, 7/1/2020	65,000	65,256
Rev., 5.00%, 7/1/2022	60,000	65,861

		398,824

Total Arizona		5,650,078

Arkansas — 0.4%
Education — 0.1%
University of Arkansas, Athletic Facilities Fayetteville Campus Series 2013A, Rev., 5.00%, 9/15/2022	25,000	27,553
University of Arkansas, University of Arkansas Community College At Morrilton Rev., 4.00%, 5/1/2022	30,000	32,081

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
University of Arkansas, Various Facility Fayetteville Campus
Series 2011B, Rev., 5.00%, 11/1/2020	30,000	30,603
Series 2015C, Rev., 5.00%, 11/1/2020	70,000	71,407

		161,644

General Obligation — 0.3%
Bentonville School District No. 6, Construction Series A, GO, 3.00%, 6/1/2022	70,000	70,138
Russellville School District No. 14, Subordinate Construction
GO, 3.38%, 2/1/2029	195,000	196,006
GO, 3.38%, 2/1/2030	235,000	236,213
Springdale School District No. 50 GO, 5.00%, 6/1/2020	500,000	500,000
State of Arkansas Series 2016A, GO, 5.00%, 7/1/2020	25,000	25,098

		1,027,455

Hospital — 0.0% (b)
Arkansas Development Finance Authority, Cancer Research Project Rev., AMBAC, Zero Coupon, 7/1/2023	25,000	24,474

Prerefunded — 0.0% (b)
Pulaski County Special School District GO, 3.00%, 2/1/2026 (c)	105,000	106,780

Water & Sewer — 0.0% (b)
City of Little Rock, Water Reclamation System Rev., 5.00%, 8/1/2020	50,000	50,395

Total Arkansas		1,370,748

California — 2.7%
Certificate of Participation/Lease — 0.1%
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2023	45,000	44,284
City of Livermore, Capital Projects COP, 3.80%, 8/1/2022	25,000	25,148
City of Newark, 2019 Financing Project COP, 5.00%, 6/1/2023	45,000	50,665
City of Roseville, 316 Vernon Street Project COP, 5.00%, 8/1/2022	40,000	44,150
City of Santa Clara, Central Park Library Project COP, 4.00%, 2/1/2021	25,000	25,616
City of Sausalito, 2016 Financing Project COP, 4.00%, 5/1/2023	25,000	27,728
County of Napa COP, 5.00%, 6/1/2022	40,000	43,840
County of San Diego, Administration Center Waterfront Park COP, 4.00%, 2/1/2025	30,000	30,699

Investments	Principal Amount($)	Value($)
Padre Dam Municipal Water District, Capital Improvement and Refunding Project Series 2017A, COP, 5.00%, 10/1/2024	50,000	59,986

		352,116

Education — 0.3%
California State Public Works Board, University of California, Davidson Library at Santa Barbara Series 2013C, Rev., 4.00%, 3/1/2021 (c)	75,000	77,138
Los Angeles County Schools, Pooled Financing Program Series A-1, Rev., TRAN, 3.00%, 6/1/2020	310,000	310,000
Regents of the University of California Series AK, Rev., 5.00%, 5/15/2023 (d)	180,000	204,325
South San Francisco Unified School District
Rev., NATL-RE, 5.25%, 9/15/2020	25,000	25,368
Rev., NATL-RE, 5.25%, 9/15/2022	35,000	39,003
University of California Series 2016AT, Rev., 1.40%, 5/15/2021 (d)	390,000	391,213

		1,047,047

General Obligation — 0.5%
Alameda Unified School District-Alameda County, Election of 2014 Series B, GO, 4.00%, 8/1/2020	50,000	50,318
Alhambra Unified School District Series 2016B, GO, 5.00%, 8/1/2022	30,000	32,975
Alta Loma School District, Capital Appreciation Series 1999A, GO, NATL-RE, Zero Coupon, 8/1/2020	50,000	49,976
Burbank Unified School District, Capital Appreciation Series 1997A, GO, NATL-RE, Zero Coupon, 8/1/2020	25,000	24,987
Campbell Union High School District GO, 4.00%, 8/1/2020	25,000	25,160
Carlsbad Unified School District, Election of 2006 Series 2011C, GO, 4.00%, 8/1/2020	25,000	25,160
City and County of San Francisco, Earthquake Safety and Emergency Response Series A, GO, 4.00%, 6/15/2027	100,000	100,140

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Berkeley, Election of 2016, Infrastructure and Facilities Improvements GO, 5.00%, 9/1/2020	25,000	25,296
City of Los Angeles Series 2011-B, GO, 5.00%, 9/1/2020	25,000	25,302
City of San Mateo, Library Improvement Project GO, 4.00%, 8/1/2021	20,000	20,893
Desert Community College District GO, 5.00%, 8/1/2022	30,000	33,099
El Camino Healthcare District GO, 5.00%, 8/1/2020	35,000	35,281
Grossmont Healthcare District, Election of 2006 Series C, GO, 5.00%, 7/15/2024	25,000	29,436
Jefferson Union High School District Series 2014A, GO, 4.00%, 8/1/2020	60,000	60,369
Kern Community College District, Facilities Improvement District No.1, Election of 2016 Series 2018B, GO, 4.00%, 8/1/2020	110,000	110,660
Las Lomitas Elementary School District Series 2018A, GO, 4.00%, 7/1/2020	75,000	75,235
Lodi Unified School District GO, AGM, 5.00%, 8/1/2023	240,000	263,088
Los Alamitos Unified School District, School Facilities Improvement GO, 5.00%, 8/1/2021	40,000	42,250
Los Angeles Community College District Series 2015C, GO, 5.00%, 8/1/2020	30,000	30,242
Merced Union High School District Series 2011C, GO, Zero Coupon, 8/1/2020	30,000	29,985
Miracosta Community College District, Election of 2016 Series 2016A, GO, 4.00%, 8/1/2020	20,000	20,128
Mount San Antonio Community College District, Election of 2018 Series 2019A, GO, 3.00%, 8/1/2020	35,000	35,166
Ohlone Community College District GO, 4.00%, 8/1/2021	35,000	36,562
Orchard School District GO, 5.00%, 8/1/2023	25,000	28,563
Palomar Community College District GO, 5.00%, 5/1/2024	50,000	58,685
San Francisco Unified School District, Proposition A, Election of 2011 GO, 4.00%, 6/15/2023	50,000	50,135

Investments	Principal Amount($)	Value($)
San Juan Unified School District, Election of 2002 GO, 3.00%, 8/1/2023	25,000	27,077
San Juan Unified School District, Election of 2012 Series 2012B, GO, 3.00%, 8/1/2020	35,000	35,166
Santa Clarita Community College District GO, 4.00%, 8/1/2020	25,000	25,159
Santa Monica Community College District, Election of 2008 Series 2014B, GO, 5.00%, 8/1/2022	35,000	38,471
Solano County Community College District Series 2014A, GO, 5.00%, 8/1/2023	40,000	45,701
Sonoma County Junior College District Series B, GO, 4.00%, 8/1/2023	55,000	61,279
Sunnyvale Elementary School District, Election 2013 Series 2019C, GO, 4.00%, 9/1/2021	25,000	26,195
Ventura County Community College District Series 2008C, GO, Zero Coupon, 8/1/2021	100,000	99,738
West Contra Costa Unified School District, Election of 2010 Series C, GO, 4.00%, 8/1/2020	50,000	50,303
Westside Union School District, Election of 2008 Series B, GO, 5.00%, 8/1/2027	130,000	131,031

		1,859,211

Hospital — 0.3%
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2024	200,000	236,280
California Health Facilities Financing Authority, Kaiser Permanente Series C, Rev., 5.00%, 11/1/2022 (d)	245,000	269,373
California Health Facilities Financing Authority, St. Joseph Health System
Series 2013D, Rev., 5.00%, 10/15/2020 (d)	100,000	101,711
Series 2009C, Rev., 5.00%, 10/18/2022 (d)	30,000	32,837
Washington Township Health Care District Series 2015A, Rev., 5.00%, 7/1/2021	275,000	286,388

		926,589

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Housing — 0.0% (b)
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program Series 2012A, Rev., 2.75%, 12/1/2020	45,000	45,545

Other Revenue — 0.7%
Brentwood Infrastructure Financing Authority, Civic Center Project
Rev., 4.00%, 10/1/2020	85,000	85,973
Rev., 5.00%, 10/1/2024	40,000	47,044
Buena Park Public Financing Authority, Fire Station Headquarters Project Rev., 4.00%, 5/1/2021	110,000	113,866
California Infrastructure and Economic Development Bank, Refunding Academy Motion Picture Arts and Sciences Rev., 5.00%, 11/1/2022	100,000	109,999
City and County of San Francisco Finance Corp., Emergency Comunication System Series 2010-R1, Rev., 3.50%, 4/1/2021	25,000	25,063
Fontana Redevelopment Agency Successor Agency, Tax Allocation
Series 2017A, 5.00%, 10/1/2020	50,000	50,720
Series 2017A, 5.00%, 10/1/2023	30,000	34,006
Fremont Public Financing Authority, Fixed Rate Refinancing Project Series 2017B, Rev., 5.00%, 10/1/2023	25,000	28,919
Golden State Tobacco Securitization Corp., Tobacco Settlement
Series 2015A, Rev., 5.00%, 6/1/2020	195,000	195,000
Series 2015A, Rev., 5.00%, 6/1/2021	700,000	730,793
Series 2018A, Rev., 3.00%, 6/1/2022	100,000	104,650
Los Angeles County Public Works Financing Authority Series 2019E1, Rev., 4.00%, 12/1/2023	85,000	95,202
Los Angeles County, Tax Allocation Redevelopment Agency 5.00%, 12/1/2022	50,000	55,427
Ontario Public Financing Authority Rev., 5.00%, 7/1/2021	35,000	36,824
Palm Springs Financing Authority, Convention Center Project
Series 2012A, Rev., 3.13%, 11/1/2022	25,000	26,443
Series 2012A, Rev., 3.25%, 11/1/2023	55,000	58,249

Investments	Principal Amount($)	Value($)
Palm Springs Financing Authority, Downtown Revitalization Project Series 2012B, Rev., 4.00%, 6/1/2022	75,000	80,705
Pasadena Public Financing Authority, Rose Bowl Renovation Project Series 2016A, Rev., 5.00%, 4/1/2022	25,000	27,201
San Diego County Regional Transportation Commission, Sales Tax Series 2012A, Rev., 5.00%, 4/1/2021	35,000	36,405
San Diego County, Successor Agency Tax Agency Series 2018A, 5.00%, 9/1/2021	100,000	106,015
San Francisco Bay Area Rapid Transit District, Sales Tax Series 2015A, Rev., 5.00%, 7/1/2022	20,000	21,870
San Jose Financing Authority, Civic Center Project
Series 2013A, Rev., 4.00%, 6/1/2021	25,000	25,895
Series 2013A, Rev., 5.00%, 6/1/2022	75,000	81,773
Series 2013A, Rev., 5.00%, 6/1/2023	30,000	33,997
Santa Monica Public Financing Authority Series 2011A, Rev., 5.00%, 6/1/2023	25,000	26,190
Santa Monica Public Financing Authority, Downtime Fire Station Project Rev., 5.00%, 7/1/2021	35,000	36,828
Simi Valley Public Financing Authority Series 2014A, Rev., 5.00%, 10/1/2022	70,000	77,802
West Hollywood Public Financing Authority, West Hollywood Park Phase II Rev., 5.00%, 4/1/2024	75,000	88,083

		2,440,942

Prerefunded — 0.2%
Imperial Irrigation District Electric System Series 2011C, Rev., 5.00%, 11/1/2025 (c)	25,000	25,500
Jefferson Union High School District, Capital Appreciation, Election of 2006 Series D, GO, Zero Coupon, 8/1/2030 (c)	150,000	52,332
Menlo Park City School District GO, Zero Coupon, 7/1/2038 (c)	100,000	32,564
Morongo Unified School District, Election of 2005 Series 2012C, GO, Zero Coupon, 8/1/2038 (c)	45,000	17,012

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Northern California Power Agency Series 1986A, Rev., AMBAC, 7.50%, 7/1/2023 (c)	215,000	227,399
Oceanside Unified School District, Election of 2008 Series 2010B, GO, AGM, Zero Coupon, 8/1/2049 (c)	60,000	8,154
San Francisco City and County Public Utilities Commission Subseries C, Rev., 5.00%, 11/1/2030 (c)	45,000	48,061
Tracy Joint Unified School District, Capital Appreciation School Facilities Improvement Series 2011B, GO, Zero Coupon, 8/1/2034 (c)	100,000	38,456
Twin Rivers Unified School District Series 2014A, GO, Zero Coupon, 8/1/2035 (c)	350,000	167,598

		617,076

Special Tax — 0.0% (b)
Abag Finance Authority for Nonprofit Corp., Windemere Ranch Infrastructure Financing Program Series 2014-A, Rev., 4.00%, 9/2/2020	140,000	141,361

Transportation — 0.1%
City of Long Beach, Harbor Series 2014B, Rev., 5.00%, 5/15/2023	50,000	56,441
City of Long Beach, Harbor, Private Activity Series 2020A, Rev., 4.00%, 5/15/2024	20,000	22,473
City of Los Angeles, Harbor Department
Series 2014B, Rev., 5.00%, 8/1/2021	30,000	31,561
Series 2015A, Rev., 5.00%, 8/1/2021	25,000	26,301
Los Angeles County Metropolitan Transportation Authority Series 2016A, Rev., 5.00%, 6/1/2021	25,000	26,226
Los Angeles County Metropolitan Transportation Authority, First Tier Series 2013-A, Rev., 5.00%, 7/1/2020	80,000	80,318
San Joaquin Hills Transportation Corridor Agency, Senior Lien Rev., Zero Coupon, 1/1/2025 (c)	120,000	117,126

		360,446

Utility — 0.3%
Berkeley Joint Powers Financing Authority, Lease Trust Rev., 5.00%, 10/1/2020	65,000	66,050

Investments	Principal Amount($)	Value($)
City of Pasadena, Electric Project Series 2012A, Rev., 4.00%, 6/1/2022	20,000	21,521
San Mateo Joint Powers Financing Authority, Maple Street Correctional Center, Capital Projects Series 2014A, Rev., 4.00%, 6/15/2021	30,000	31,148
Southern California Public Power Authority, Windy Point/Windy Flats Project
Rev., 5.00%, 7/1/2024	125,000	125,487
Rev., 5.00%, 7/1/2027	205,000	205,800
Rev., 5.00%, 7/1/2028	615,000	617,399

		1,067,405

Water & Sewer — 0.2%
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund Rev., 5.00%, 10/1/2020	25,000	25,405
California Public Finance Authority, Oro Loma Sanitary District Rev., 3.00%, 10/1/2021	25,000	25,939
California State Department of Water Resources, Central Valley Project, Water System Series AV, Rev., 5.00%, 12/1/2020	35,000	35,856
City of Richmond, Capital Appreciation Rev., FGIC, Zero Coupon, 8/1/2023 (c)	200,000	196,554
County of San Mateo, Silicon Valley Clean Water Rev., 5.00%, 8/1/2022	25,000	27,479
Los Angeles Department of Water
Series 2011A, Rev., 5.00%, 7/1/2020	110,000	110,428
Series 2011A, Rev., 5.00%, 7/1/2021	35,000	35,974
Marin Water District Financing Authority, Subordinate Lien Series 2012A, Rev., 4.00%, 7/1/2021	25,000	26,036
Metropolitan Water District of Southern California Series 2012F, Rev., 5.00%, 7/1/2020	20,000	20,079
Puente Basin Water Agency, Walnut Valley Water District Project Series 2013A, Rev., 5.00%, 6/1/2023	25,000	28,548
San Diego Public Facilities Financing Authority, Sewer Series 2016A, Rev., 4.00%, 5/15/2021	35,000	36,286
San Juan Water District Rev., 5.00%, 2/1/2025	45,000	54,601

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Tahoe-Truckee Sanitation Agency, Wastewater Rev., 5.00%, 7/1/2024	30,000	35,679

		658,864

Total California		9,516,602

Colorado — 1.9%
Certificate of Participation/Lease — 0.6%
Adams County, Colorado Refunding and Improvement
COP, 5.00%, 12/1/2020	295,000	301,944
COP, 5.00%, 12/1/2023	705,000	817,744
County of Boulder, Flood Reconstruction Projects
COP, 5.00%, 12/1/2020	140,000	143,303
COP, 5.00%, 12/1/2021	160,000	163,758
County of Eagle
COP, 4.00%, 12/1/2020	120,000	122,229
COP, 5.00%, 12/1/2021	245,000	262,025
Regional Transportation District
Series 2015A, COP, 5.00%, 6/1/2020	35,000	35,000
Series 2013A, COP, 5.00%, 6/1/2022	200,000	217,726

		2,063,729

Education — 0.0% (b)
University of Colorado
Series 2011B, Rev., 5.00%, 6/1/2020	25,000	25,000
Series 2013A, Rev., 5.00%, 6/1/2020	20,000	20,000
University of Colorado, Enterprise System
Series 2012A-1, Rev., 4.00%, 6/1/2022	25,000	26,850
Series A, Rev., 5.00%, 6/1/2023	25,000	28,467

		100,317

General Obligation — 0.1%
Adams & Arapahoe Joint School District 28J Aurora GO, 5.00%, 12/1/2024	25,000	27,918
Apex Park and Recreation District GO, 3.00%, 12/1/2024	50,000	55,635
Jefferson County School District No. R-1 GO, 5.00%, 12/15/2020	50,000	51,302
Snowmass-Wildcat Fire Protection District GO, 4.00%, 12/1/2020	25,000	25,480

		160,335

Hospital — 0.4%
Colorado Health Facilities Authority, Catholic Health Initiatives Series A, Rev., 5.00%, 2/1/2021 (c)	480,000	495,048
Colorado Health Facilities Authority, Covenant Retirement Communities, Inc. Series 2012C, Rev., 5.00%, 12/1/2021	75,000	76,331

Investments	Principal Amount($)	Value($)
Colorado Health Facilities Authority, Liberty Heights Retirement Facilities Rev., Zero Coupon, 7/15/2020 (c)	150,000	149,935
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 5.00%, 1/1/2023	145,000	159,742
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Rev., 5.00%, 6/1/2020 (c)	195,000	195,000
University of Colorado Hospital Authority Series 2019C, Rev., 5.00%, 11/15/2024 (d)	150,000	174,752
University of Colorado, Hospital Authority Obligated Group Series 2017C-2, Rev., 5.00%, 3/1/2022 (d)	280,000	294,417

		1,545,225

Prerefunded — 0.6%
City and County of Denver Series 2011-A, GO, 3.00%, 8/1/2024 (c)	25,000	25,816
Colorado Health Facilities Authority, Catholic Health Initiatives
Series 2011A, Rev., 5.00%, 2/1/2022 (c)	70,000	72,195
Series 2011A, Rev., 5.00%, 2/1/2026 (c)	195,000	201,113
Series 2009B-1, Rev., 5.00%, 7/1/2026 (c)	10,000	11,065
Series 2009B-1, Rev., 5.00%, 7/1/2027 (c)	5,000	5,533
Series 2011A, Rev., 5.25%, 2/1/2031 (c)	810,000	836,738
Series 2009B-1, Rev., 4.00%, 7/1/2033 (c)	20,000	21,647
Series 2013A, Rev., 5.25%, 1/1/2040 (c)	15,000	16,808
Series 2011A, Rev., 5.00%, 2/1/2041 (c)	135,000	139,232
Series 2013A, Rev., 5.25%, 1/1/2045 (c)	510,000	571,470
Regional Transportation District
Series 2015A, COP, 5.00%, 6/1/2024 (c)	50,000	50,000
University of Colorado, Enterprise System
Series 2011A, Rev., 4.13%, 6/1/2037 (c)	25,000	25,985

		1,977,602

Transportation — 0.1%
City and County of Denver, Airport System

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2010A, Rev., 5.00%, 11/15/2022	150,000	152,889
Series 2010A, Rev., 5.00%, 11/15/2024	155,000	157,900
Series B, Rev., 5.00%, 11/15/2024	125,000	145,352

		456,141

Utility — 0.1%
City of Colorado Springs, Utilities System
Series 2013A, Rev., 5.00%, 11/15/2020	40,000	40,880
Series C-1, Rev., 5.00%, 11/15/2020	50,000	51,099
Series 2011-A, Rev., 5.00%, 11/15/2022	25,000	26,750
Series A-3, Rev., 5.00%, 11/15/2022	50,000	55,789
Colorado Water Resources and Power Development Authority, Clean Water Series 2010A, Rev., 4.00%, 9/1/2024	25,000	25,232

		199,750

Water & Sewer — 0.0% (b)
Board of Water Commissioners City and County of Denver (The), Green Bonds Series A, Rev., 5.00%, 9/15/2020	25,000	25,349

Total Colorado		6,528,448

Connecticut — 2.4%
Education — 0.3%
Connecticut State Health and Educational Facilities Authority, Yale University Issue
Series 2010A-3, Rev., 1.80%, 2/9/2021 (d)	355,000	358,745
Series X-2, Rev., 1.80%, 2/9/2021 (d)	225,000	227,374
Series U-1, Rev., 2.00%, 2/8/2022 (d)	420,000	432,050
University of Connecticut Series 2010A, Rev., 5.00%, 2/15/2023	100,000	100,353

		1,118,522

General Obligation — 0.7%
State of Connecticut
Series C, GO, 5.00%, 6/1/2020	300,000	300,000
Series 2017A, GO, 5.00%, 4/15/2023	125,000	139,156
Series 2014E, GO, 5.00%, 9/1/2023	350,000	394,457
Series 2013A, GO, 5.00%, 10/15/2023	100,000	113,141
Series 2017A, GO, 5.00%, 4/15/2025	1,005,000	1,182,503
Town of Cromwell Series 2016A, GO, 4.00%, 8/1/2022	25,000	27,099

Investments	Principal Amount($)	Value($)
Town of Enfield GO, 4.00%, 8/1/2020	100,000	100,632
Town of Greenwich GO, 4.00%, 6/1/2023	25,000	25,071
Town of Ledyard GO, 5.00%, 7/15/2020	25,000	25,145
Town of West Hartford Series 2017A, GO, 5.00%, 1/15/2021	35,000	36,051
Town of Wethersfield GO, 4.00%, 3/1/2022	20,000	21,332

		2,364,587

Hospital — 0.1%
Connecticut State Health and Educational Facilities Authority, Middlesex Hospital Issue Series 2011N, Rev., 5.00%, 7/1/2020	70,000	70,263
Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group Rev., 3.00%, 12/1/2023	100,000	106,709
Connecticut State Health and Educational Facilities Authority, Yale University Issue Rev., 1.10%, 2/7/2023 (d)	165,000	168,231

		345,203

Housing — 1.3%
Connecticut Housing Finance Authority Subseries A-1, Rev., 2.35%, 11/15/2020	220,000	221,789
Connecticut Housing Finance Authority, Mortgage Finance Program Subseries 2018C-3, Rev., VRDO, LIQ: TD Bank NA, 0.12%, 6/9/2020 (d)	4,105,000	4,105,000

		4,326,789

Transportation — 0.0% (b)
State of Connecticut, Special Tax Transportation Infrastructure Purposes Series 2018B, Rev., 5.00%, 10/1/2020	100,000	101,399

Water & Sewer — 0.0% (b)
South Central Connecticut Regional Water Authority Series B, Rev., 4.00%, 8/1/2020	50,000	50,312

Total Connecticut		8,306,812

Delaware — 0.1%
General Obligation — 0.0% (b)
City of Wilmington
Series 2010-A, GO, 5.00%, 12/1/2020	50,000	51,210
Series 2013A, GO, 4.00%, 10/1/2021	30,000	31,526

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of New Castle GO, 5.00%, 4/1/2024	25,000	29,497

		112,233

Other Revenue — 0.0% (b)
Wilmington Parking Authority (The)
Rev., 5.00%, 3/15/2021	25,000	25,953
Rev., 5.00%, 3/15/2022	75,000	81,443

		107,396

Prerefunded — 0.0% (b)
University of Delaware, Tax Exempt Series 2013A, Rev., 5.00%, 11/1/2026 (c)	25,000	28,375

Transportation — 0.1%
Delaware Transportation Authority Rev., 5.00%, 7/1/2020	50,000	50,197
Delaware Transportation Authority, Transportation System Senior Rev., 5.00%, 7/1/2020	65,000	65,255

		115,452

Total Delaware		363,456

District of Columbia — 0.6%
General Obligation — 0.0% (b)
District of Columbia Series 2013A, GO, 5.00%, 6/1/2020	10,000	10,000
District of Columbia, Income Tax Series 2013A, GO, 5.00%, 6/1/2022	25,000	27,405

		37,405

Hospital — 0.3%
District of Columbia, Children’s Hospital Obligated Group Issue Rev., 5.00%, 7/15/2020	1,000,000	1,004,730

Housing — 0.1%
District of Columbia Housing Finance Agency Series 2019B-2, Rev., FHA, 1.70%, 3/1/2023	165,000	168,712
District of Columbia Housing Finance Agency, Parkway Overlook Apartments Rev., 2.00%, 9/1/2020 (d)	200,000	200,690

		369,402

Other Revenue — 0.2%
District of Columbia, Deed Tax Series 2010B, Rev., 3.50%, 6/1/2020	15,000	15,000
District of Columbia, Income Tax
Series 2012A, Rev., 5.00%, 12/1/2020	25,000	25,606
Series F, Rev., 5.00%, 12/1/2020	35,000	35,849
Series F, Rev., 4.00%, 12/1/2021	35,000	37,009
Series 2010-A, Rev., 5.00%, 12/1/2026	145,000	145,000

Investments	Principal Amount($)	Value($)
Series 2010-A, Rev., 5.00%, 12/1/2027	150,000	150,000
District of Columbia, Kipp DC Project Series 2017B, Rev., 4.00%, 7/1/2020	250,000	250,698

		659,162

Transportation — 0.0% (b)
District of Columbia, Federal Highway Grant Anticipation Rev., GAN, 5.00%, 12/1/2024	120,000	143,012

Water & Sewer — 0.0% (b)
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series 2014C, Rev., 5.00%, 10/1/2024	25,000	29,898

Total District of Columbia		2,243,609

Florida — 4.2%
Certificate of Participation/Lease — 0.5%
Brevard County School District Series C, COP, 5.00%, 7/1/2020	35,000	35,126
Collier County School Board Series 2005A, COP, AGM, 5.25%, 2/15/2021	25,000	25,841
Florida Department of Management Services
Series 2015A, COP, 5.00%, 8/1/2020	45,000	45,339
Series 2015A, COP, 5.00%, 8/1/2021	70,000	73,718
Hillsborough County School Board Series 2010-A, COP, 5.00%, 7/1/2020 (c)	25,000	25,096
Hillsborough County School Board, Master Lease Program
Series 2015A, COP, 5.00%, 7/1/2020	45,000	45,165
Series 2017C, COP, 5.00%, 7/1/2020	125,000	125,459
Orange County School Board Series 2015D, COP, 5.00%, 8/1/2023	200,000	228,506
Palm Beach County School District Series 2014B, COP, 5.00%, 8/1/2020	80,000	80,598
Pasco County School Board Series 2013A, COP, 5.00%, 8/1/2021	50,000	52,571
School Board of Miami-Dade County (The)
Series 2006C, COP, AMBAC, 5.00%, 10/1/2020	110,000	111,628
Series D, COP, 5.00%, 2/1/2021	100,000	102,958
Series 2015D, COP, 5.00%, 2/1/2024	300,000	347,484

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
School District of Broward County (The)
Series 2012A, COP, 5.00%, 7/1/2024	125,000	135,464
Series 2015B, COP, 5.00%, 7/1/2024	115,000	133,969
South Florida Water Management District COP, 5.00%, 10/1/2020	230,000	233,669
St. Lucie County School Board Series 2015A, COP, 5.00%, 7/1/2021	30,000	31,433
Walton County District School Board COP, 5.00%, 7/1/2020	75,000	75,275

		1,909,299

Education — 0.3%
Board of Governors State University System of Florida
Series 2014A, Rev., 5.00%, 7/1/2020	35,000	35,137
Series 2014A, Rev., 5.00%, 7/1/2022	70,000	76,683
Florida Atlantic University Finance Corp., Student Housing Project Series 2012A, Rev., 4.00%, 7/1/2021	75,000	77,933
Florida State Board of Governors, University Mandatory Student Fee Series 2010A, Rev., 5.00%, 7/1/2024	500,000	506,795
Florida State University Parking Facility Series 2014A, Rev., 5.00%, 7/1/2020	50,000	50,195
State of Florida, State Board of Education, Lottery
Series 2010E, Rev., 5.00%, 7/1/2020	180,000	180,706
Series 2010F, Rev., 5.00%, 7/1/2021	160,000	160,624
University of Florida Department of Housing & Residence Education Housing System Revenue
Series 2012A, Rev., 4.00%, 7/1/2020	25,000	25,078
Series 2016A, Rev., 5.00%, 7/1/2020	25,000	25,098
University of Florida Department of Housing and Residence Education Housing System Series 2012A, Rev., 4.00%, 7/1/2022	55,000	57,140

		1,195,389

General Obligation — 0.4%
City of Sarasota GO, 4.00%, 7/1/2020	10,000	10,031
County of Broward Series 2007B, GO, 5.00%, 1/1/2021	65,000	66,828

Investments	Principal Amount($)	Value($)
County of Miami-Dade
Series 2016A, GO, 5.00%, 7/1/2021	35,000	36,844
Series 2016A, GO, 5.00%, 7/1/2024	30,000	35,733
County of Miami-Dade, Building Better Communities Program
Series 2013A, GO, 5.00%, 7/1/2020	40,000	40,158
GO, 5.00%, 7/1/2022	45,000	49,534
County of Miami-Dade, Double Barreled Aviation GO, 5.00%, 7/1/2023	75,000	75,239
County of Miami-Dade, Public Health Trust Program Series 2016A, GO, 5.00%, 7/1/2021	30,000	31,547
County of Miami-Dade, Seaport Series 2011C, GO, 4.75%, 10/1/2021	25,000	26,525
Department of Transportation Full Faith and Credit, Right of Way Acquisition and Bridge Construction Series 2011B, GO, 5.00%, 7/1/2023	30,000	31,536
Florida State Board of Education, Public Education Capital Outlay
Series 2012C, GO, 5.00%, 6/1/2020	100,000	100,000
Series 2015C, GO, 5.00%, 6/1/2020	45,000	45,000
Series 2011B, GO, 5.00%, 6/1/2021	100,000	100,363
Series A, GO, 5.00%, 6/1/2023	100,000	101,000
Series 2011F, GO, 5.00%, 6/1/2024	25,000	26,169
Reedy Creek Improvement District
Series 2013A, GO, 5.00%, 6/1/2020	50,000	50,000
Series 2017A, GO, 5.00%, 6/1/2020	190,000	190,000
Series A, GO, 5.00%, 6/1/2022	65,000	71,157
State of Florida
Series 2007H, GO, 5.00%, 6/1/2020	25,000	25,000
Series 2015D, GO, 5.00%, 6/1/2020	70,000	70,000
Series 2016B, GO, 5.00%, 6/1/2020	20,000	20,000
State of Florida, State Board of Education Series B, GO, 5.00%, 6/1/2020	120,000	120,000

		1,322,664

Hospital — 0.7%
Brevard County Health Facilities Authority, Health First, Inc. Project Series 2014, Rev., 5.00%, 4/1/2021	310,000	321,783

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Tallahassee Memorial Healthcare, Inc. Project Series 2016A, Rev., 5.00%, 12/1/2020	20,000	20,358
City of Tampa, H. Lee Moffitt Cancer Center Project Series 2012B, Rev., 4.00%, 7/1/2020	75,000	75,224
Miami-Dade County Health Facilities Authority, Miami Children’s Hospital Project Rev., 4.00%, 8/1/2020	700,000	703,388
Palm Beach County Health Facilities Authority, Baptist Health
Rev., 5.00%, 8/15/2020	660,000	665,075
Rev., 5.00%, 8/15/2024	370,000	423,728
Sarasota County Public Hospital District Series 1998B, Rev., NATL-RE, 5.25%, 7/1/2024	305,000	344,491

		2,554,047

Housing — 0.2%
Escambia County Housing Finance Authority, Multicounty Program Series 2019B, Rev., GNMA COLL, 1.65%, 4/1/2023	100,000	102,446
Miami-Dade County Housing Finance Authority Rev., 1.42%, 5/1/2022 (d)	275,000	279,128
Orange County Housing Finance Authority, Willow Key Apartments Series 2019A, Rev., 1.90%, 4/1/2021 (d)	250,000	252,062

		633,636

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Florida Department of Environmental Protection
Series 2011B, Rev., 5.00%, 7/1/2020	45,000	45,177
Series 2014-A, Rev., 5.00%, 7/1/2020	20,000	20,079
Series 2015A, Rev., 5.00%, 7/1/2020	30,000	30,118
Series 2011B, Rev., 5.00%, 7/1/2021	100,000	105,223
Series 2014-A, Rev., 5.00%, 7/1/2021	20,000	21,045
Series 2016A, Rev., 5.00%, 7/1/2022	75,000	82,491
Florida Department of Environmental Protection, Everglades Restoration Series 2017A, Rev., 5.00%, 7/1/2020	45,000	45,177
State of Florida, Department of Environmental Protection

Investments	Principal Amount($)	Value($)
Series A, Rev., 5.00%, 7/1/2020	45,000	45,177

		394,487

Other Revenue — 0.6%
City of Cape Coral Rev., 5.00%, 10/1/2020	50,000	50,796
City of Gulf Breeze, Local Government Loan Program, Remarketing Series 1985J, Rev., 4.50%, 12/1/2020	200,000	204,120
City of Hallandale Beach, Capital Improvement Rev., 5.00%, 10/1/2023	25,000	28,730
City of Orlando, Capital Improvement
Series 2016C, Rev., 5.00%, 10/1/2020	25,000	25,401
Series 2016B, Rev., 5.00%, 10/1/2024	25,000	29,993
City of Tallahassee Rev., 5.00%, 10/1/2020	270,000	274,334
County of Broward, Half-Cent Sales Tax Series A, Rev., 5.00%, 10/1/2020	55,000	55,883
County of Charlotte Rev., 4.00%, 10/1/2020	25,000	25,202
County of Collier Series 2010B, Rev., 5.00%, 10/1/2021	30,000	31,925
County of Collier, Special Obligation Rev., 5.00%, 10/1/2023	25,000	26,562
County of Hillsborough Rev., 5.00%, 10/1/2024	35,000	41,957
County of Hillsborough, Community Investment Tax Rev., 5.00%, 11/1/2020	100,000	101,820
County of Lee, Tourist Development Tax Series 2019A, Rev., 5.00%, 10/1/2024	25,000	29,403
County of Miami-Dade Series A, Rev., 5.00%, 4/1/2021	125,000	130,041
County of Okaloosa, Sales Tax Rev., 4.00%, 10/1/2020	55,000	55,701
County of Palm Beach, Public Improvement
Rev., 5.00%, 6/1/2020	20,000	20,000
Rev., 5.00%, 11/1/2020	60,000	61,208
Rev., 5.00%, 6/1/2024	30,000	32,798
County of Sarasota, Infrastructure Sales Rev., 5.00%, 10/1/2020	130,000	132,087
Escambia County School Board, Sales Tax Rev., 5.00%, 9/1/2022	40,000	44,104
Florida Department of Management Services, Facilities Pool Series 2017A, Rev., 5.00%, 9/1/2020	50,000	50,601

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Orange County Convention Center
Rev., 5.00%, 10/1/2021	85,000	87,008
Rev., 5.00%, 10/1/2023	150,000	162,661
Polk County School District, Sales Tax Rev., 5.00%, 10/1/2023	25,000	28,910
State of Florida Lottery
Series 2010F, Rev., 5.00%, 7/1/2020	50,000	50,196
Series 2012A, Rev., 5.00%, 7/1/2020	10,000	10,039
Series 2014A, Rev., 5.00%, 7/1/2020	90,000	90,353
Sunshine State Governmental Financing Commission, Coral Gables Program Series 2018B, Rev., 5.00%, 10/1/2022	35,000	38,866
Town of Palm Beach, Public Improvement Series 2016A, Rev., 5.00%, 1/1/2023	25,000	28,074

		1,948,773

Prerefunded — 0.4%
Capital Trust Agency Inc., Alexander Apartments Project Series 2011A, Rev., 6.00%, 7/1/2027 (c)	375,000	394,616
Capital Trust Agency, Inc., Mission Springs Apartments Project Series A, Rev., 4.25%, 12/1/2042 (c)	305,000	348,911
City of Miami, Marlins Stadium Project Series 2010-A, Rev., AGM, 5.00%, 7/1/2030 (c)	100,000	100,390
City of Orlando Series 2010C, Rev., 4.00%, 10/1/2023 (c)	50,000	50,627
County of Miami-Dade, Aviation Series 2010A-1, Rev., 5.38%, 10/1/2035 (c)	80,000	81,354
County of Miami-Dade, Water and Sewer System Rev., AGM, 5.00%, 10/1/2039 (c)	135,000	137,163
Florida State Board of Education, Public Education Capital Outlay Series 2010B, GO, 5.00%, 6/1/2036 (c)	105,000	105,000
Orlando-Orange County Expressway Authority Series 2010C, Rev., 5.00%, 7/1/2030 (c)	125,000	125,482
Palm Beach County School District, Palm Beach School Board Leasing Corp.

Investments	Principal Amount($)	Value($)
Series 2012A, COP, 5.00%, 8/1/2028 (c)	25,000	27,596

		1,371,139

Transportation — 0.4%
County of Miami-Dade, Aviation Series 2010A-1, Rev., 4.88%, 10/1/2024	200,000	202,562
County of Miami-Dade, Transit System Series 2009A, Rev., AGC, 5.00%, 7/1/2020	175,000	175,635
Florida’s Turnpike Enterprise, Department of Transportation Series A, Rev., 5.00%, 7/1/2020	30,000	30,118
Jacksonville Transportation Authority, Senior Lien Rev., 5.00%, 8/1/2024	25,000	29,751
Miami-Dade County Expressway Authority
Series 2013A, Rev., 5.00%, 7/1/2020	180,000	180,585
Series 2014B, Rev., 5.00%, 7/1/2020	235,000	235,764
Orlando-Orange County Expressway Authority Series 2013B, Rev., 5.00%, 7/1/2020	55,000	55,212
State of Florida Department of Transportation Turnpike System
Series 2012A, Rev., 5.00%, 7/1/2020	45,000	45,176
Series 2017A, Rev., 5.00%, 7/1/2020	50,000	50,196
State of Florida, Department of Transportation Financing Corp.
Rev., 5.00%, 7/1/2020	100,000	100,379
Rev., 5.00%, 7/1/2024	35,000	41,376
State of Florida, Department of Transportation Turnpike System Series 2019A, Rev., 5.00%, 7/1/2022	85,000	93,490

		1,240,244

Utility — 0.5%
City of Apopka, Utility System Rev., 5.00%, 10/1/2023	30,000	33,247
City of Palm Coast, Utility System Rev., 5.00%, 10/1/2020	25,000	25,385
City of Tallahassee, Energy System
Rev., 5.00%, 10/1/2020	110,000	111,751
Rev., 5.00%, 10/1/2021	35,000	37,222
County of Manatee, Public Utilities Rev., 5.00%, 10/1/2022	25,000	27,774
Florida Municipal Power Agency, All-Requirements Power Supply Project Series 2016A, Rev., 5.00%, 10/1/2024	100,000	117,704
Florida Municipal Power Agency, St. Lucie Project Series A, Rev., 5.00%, 10/1/2020	215,000	218,307

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Florida Municipal Power Agency, Stanton II Project
Series 2012A, Rev., 5.00%, 10/1/2020	60,000	60,923
Series 2012A, Rev., 5.00%, 10/1/2021	200,000	212,112
Series 2012A, Rev., 5.00%, 10/1/2023	335,000	370,433
JEA Bulk Power Supply System, Scherer 4 Project Issue Series 2014A, Rev., 2.00%, 10/1/2020	50,000	50,058
JEA Electric System Series D, Rev., 5.00%, 10/1/2020	95,000	96,415
Lee County Industrial Development Authority, Bonita Springs Utilities Inc. Project Rev., 5.00%, 11/1/2023	35,000	35,687
Orlando Utilities Commission Series 2017A, Rev., 3.00%, 10/1/2020 (d)	50,000	50,296
Orlando Utilities Commission, Utility System
Series 2011B, Rev., 5.00%, 10/1/2020	60,000	60,953
Series 2013A, Rev., 5.00%, 10/1/2020	50,000	50,794
Series 2010C, Rev., 5.25%, 10/1/2022	25,000	27,907
St. Johns River Power Park Series 26, Rev., 5.00%, 10/1/2020 (c)	25,000	25,401

		1,612,369

Water & Sewer — 0.1%
City of Dunedin, Water and Sewer Rev., AGM, 4.00%, 10/1/2020	200,000	202,422
County of Lee County, Water and Sewer Series 2013B, Rev., 5.00%, 10/1/2022	35,000	38,470

		240,892

Total Florida		14,422,939

Georgia — 1.4%
Certificate of Participation/Lease — 0.0% (b)
Development Authority of Gwinnett County, Gwinnett County Public School Project COP, NATL-RE, 5.25%, 1/1/2022	70,000	75,622

Education — 0.3%
Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 5.00%, 9/1/2025	980,000	1,203,342

Investments	Principal Amount($)	Value($)
General Obligation — 0.1%
Cherokee County Board of Education, School System Series A, GO, 5.00%, 8/1/2020	20,000	20,159
Clarke County School District, Sales Tax GO, 5.00%, 9/1/2021	30,000	31,801
DeKalb County School District, Sales Tax GO, 4.00%, 10/1/2020	20,000	20,254
Henry County School District GO, 5.00%, 8/1/2020	40,000	40,318
State of Georgia
Series 2019A, GO, 5.00%, 7/1/2020	40,000	40,157
Series 2011E-2, GO, 5.00%, 9/1/2020	50,000	50,604

		203,293

Hospital — 0.2%
Brookhaven Development Authority, Children’s Healthcare Rev., 5.00%, 7/1/2021	500,000	525,780
Floyd County Hospital Authority, Medical Center Project Rev., RAN, GTD, 5.00%, 7/1/2020	35,000	35,132
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., RAN, 5.00%, 8/1/2021	50,000	52,565

		613,477

Housing — 0.0% (b)
South Regional Joint Development Authority, Auxiliary Service Real Estate Rev., 5.00%, 8/1/2020	85,000	85,536

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Fulton County Development Authority Series A, Rev., 4.00%, 5/1/2021	200,000	206,954
Jackson County Industrial Development Authority, Jackson County Economic Development Projects Rev., GTD, 5.00%, 7/1/2023	55,000	62,736

		269,690

Other Revenue — 0.1%
Atlanta and Fulton County Recreation Authority, Park Improvement, Tax-Exempt Series A, Rev., 5.00%, 12/1/2023	25,000	29,055
Braselton Urban Redevelopment Agency, Municipal Facilities Project Rev., 4.00%, 7/1/2024	30,000	34,176
City of Atlanta, Water and Wastewater Series 2018B, Rev., 5.00%, 11/1/2020	25,000	25,509

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Cobb-Marietta Coliseum and Exhibit Hall Authority, Performing Arts Center Project Rev., GTD, 4.00%, 1/1/2024	25,000	27,371
Downtown Savannah Authority, City of Savannah Project Series 2018A, Rev., 5.00%, 8/1/2022	25,000	27,565
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2007A, Rev., NATL-RE, 5.25%, 7/1/2023	40,000	45,799

		189,475

Prerefunded — 0.0% (b)
County of Columbia, Water and Sewer
Rev., 5.00%, 6/1/2022 (c)	20,000	20,000

Utility — 0.6%
Main Street Natural Gas, Inc., Gas Supply
Series 2019B, Rev., 4.00%, 6/1/2022	450,000	477,157
Series 2019B, Rev., 4.00%, 12/1/2022	345,000	370,696
Series 2019B, Rev., 4.00%, 6/1/2023	240,000	260,873
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/1/2023 (d)	140,000	151,567
Series 2018C, Rev., 4.00%, 12/1/2023 (d)	165,000	179,429
Municipal Gas Authority of Georgia, Gas Portfolio IV Project Series A, Rev., 5.00%, 10/1/2020	100,000	101,568
Valdosta Housing Authority, Brown Rural Development Portfolio Project Rev., 2.25%, 12/1/2020 (d)	460,000	463,648

		2,004,938

Water & Sewer — 0.0% (b)
Forsyth County Water and Sewerage Authority Rev., GTD, 4.00%, 4/1/2023	25,000	25,779
Paulding County Industrial Building Authority, Wastewater Treatment Facility Projects Series 2012B, Rev., GTD, 3.00%, 12/1/2020	20,000	20,275

		46,054

Total Georgia		4,711,427

Hawaii — 0.7%
Certificate of Participation/Lease — 0.0% (b)
State of Hawaii Department of Hawaiian Home Lands, Kapolei Office Facility Series 2017A, COP, 4.00%, 11/1/2022	25,000	27,186

Investments	Principal Amount($)	Value($)
General Obligation — 0.0% (b)
City and County of Honolulu Series B, GO, 5.00%, 9/1/2020	25,000	25,302
County of Hawaii Series A, GO, 5.00%, 9/1/2022	25,000	27,631
State of Hawaii
Series EL, GO, 4.00%, 8/1/2020	65,000	65,413
Series EL, GO, 3.00%, 8/1/2023	50,000	54,286

		172,632

Transportation — 0.6%
State of Hawaii Airports System
Series 2010A, Rev., 5.25%, 7/1/2026	400,000	401,540
Series 2010A, Rev., 5.25%, 7/1/2027	500,000	501,925
Series 2010A, Rev., 5.25%, 7/1/2028	1,000,000	1,003,850
State of Hawaii Harbor System Series 2010A, Rev., 4.75%, 7/1/2024	50,000	50,178

		1,957,493

Water & Sewer — 0.1%
City and County Honolulu Wastewater System, First Bond Resolution
Series B, Rev., 4.00%, 7/1/2021	25,000	26,047
Series B, Rev., 5.00%, 7/1/2022	25,000	27,415
Series B, Rev., 5.00%, 7/1/2023	75,000	85,549
Series B, Rev., 5.00%, 7/1/2024	25,000	29,510
City and County Honolulu, Wastewater System Series A, Rev., 5.00%, 7/1/2020	30,000	30,118

		198,639

Total Hawaii		2,355,950

Idaho — 1.6%
Education — 0.0% (b)
University of Idaho Rev., 5.25%, 4/1/2021 (d)	115,000	119,055

General Obligation — 0.0% (b)
Bonneville County School District No. 91 Idaho Falls, Sales Tax Guaranty Series 2012B, GO, 4.00%, 9/15/2020	40,000	40,440

Housing — 1.4%
Idaho Housing and Finance Association, Single Family Mortgage Series 2009A, Class I, Rev., VRDO, 0.44%, 6/1/2020 (d)	5,000,000	5,000,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Prerefunded — 0.1%
Idaho Health Facilities Authority, Trinity Health Group Series 2010-D, Rev., 4.50%, 12/1/2037 (c)	200,000	204,272

Transportation — 0.1%
Idaho Housing and Finance Association, Federal Highway Trust Fund Series 2019A, Rev., GRAN, 5.00%, 7/15/2020	215,000	216,183

Total Idaho		5,579,950

Illinois — 2.4%
Education — 0.1%
Illinois Finance Authority, University of Chicago Series 2014A, Rev., 5.00%, 10/1/2020	380,000	385,959
Rev., 5.00%, 7/1/2023	75,000	85,748

		471,707

General Obligation — 0.5%
City of Lake Forest GO, 5.00%, 12/15/2020	235,000	241,002
Cook County School District No. 81 Schiller Park, School Bonds GO, 4.00%, 12/1/2021	80,000	84,023
Kane and DeKalb Counties Community Unit School District No. 302 Kaneland GO, 4.00%, 2/1/2021	290,000	296,835
Lake County Forest Preserve District Series 2007A, GO, (ICE LIBOR USD 3 Month + 0.48%), 0.98%, 6/15/2020 (e)	50,000	49,859
Lake County Township High School District No. 121 Series 2016A, GO, 3.00%, 1/1/2024 (c)	370,000	405,272
Village of McCook
Series 2019A, GO, AGM, 4.00%, 12/1/2020	100,000	101,590
Series 2019A, GO, AGM, 4.00%, 12/1/2021	135,000	141,334
Village of Midlothian
GO, AGM, 4.00%, 1/1/2022	15,000	15,772
GO, AGM, 4.00%, 1/1/2023	15,000	16,220
GO, AGM, 4.00%, 1/1/2024	70,000	77,635
GO, AGM, 4.00%, 1/1/2025	40,000	45,354
Village of Rantoul GO, 4.00%, 1/1/2025	350,000	394,006

		1,868,902

Hospital — 0.1%
Illinois Finance Authority, Advocate Health Care Network Rev., 5.00%, 8/1/2020	100,000	100,680
Illinois Finance Authority, Ann and Robert H Lurie Children’s Hospital Obligated Group Rev., 5.00%, 8/15/2020	10,000	10,097

Investments	Principal Amount($)	Value($)
Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., 1.75%, 4/1/2021 (d)	105,000	105,798
Illinois Finance Authority, Silver Cross Hospital and Medical Centers Series C, Rev., 5.00%, 8/15/2021	60,000	62,760
Illinois Finance Authority, Unitypoint Health Series 2016, Rev., 5.00%, 2/15/2024	90,000	102,465

		381,800

Housing — 0.1%
Illinois Housing Development Authority, Multi-Family Housing Rev., 2.31%, 9/1/2020 (d)	185,000	185,692
Illinois Housing Development Authority, Multi-Family Housing, Heather Ridge Rev., 1.90%, 10/1/2021 (d)	100,000	101,705

		287,397

Other Revenue — 1.3%
Metropolitan Pier & Exposition Authority
Series 2010B-1, Rev., AGM, 5.00%, 6/15/2050	1,320,000	1,322,112
Series 2010B-2, Rev., 5.00%, 6/15/2050	300,000	300,447
Series 2010B-2, Rev., 5.20%, 6/15/2050	470,000	470,733
Series 2010B-2, Rev., 5.25%, 6/15/2050	280,000	280,468
Series 2010A, Rev., 5.50%, 6/15/2050	665,000	666,111
Railsplitter Tobacco Settlement Authority
Rev., 5.25%, 6/1/2020	840,000	840,000
Rev., 5.25%, 6/1/2021	230,000	239,276
Rev., 5.38%, 6/1/2021	410,000	427,043
State of Illinois Rev., 4.00%, 6/15/2020	45,000	45,012

		4,591,202

Prerefunded — 0.1%
Cook County School District No. 144 Prairie Hills, School Bonds Series 2010A, GO, AGM, 5.00%, 12/1/2025 (c)	100,000	102,359
Macoupin County Community Unit School District No. 7 Gillespie, School Building GO, AGC, 6.00%, 12/1/2032 (c)	50,000	54,302

		156,661

Transportation — 0.0% (b)
Regional Transportation Authority Series B, Rev., NATL-RE, 5.50%, 6/1/2020	45,000	45,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Utility — 0.1%
City of Springfield, Senior Lien Electric Rev., 5.00%, 3/1/2021	135,000	139,421

Water & Sewer — 0.1%
Illinois Finance Authority, Clean Water Initiative Revolving Fund
Rev., 5.00%, 7/1/2020	120,000	120,469
Rev., 5.00%, 1/1/2021	100,000	102,807

		223,276

Total Illinois		8,165,366

Indiana — 4.0%
Education — 1.4%
2004 Plainfield Community High School Building Corp. Rev., 2.00%, 1/15/2021	30,000	30,306
Avon Community School Building Corp., Indiana Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2024	110,000	129,175
Ball State University, Housing and Dining System Rev., 5.00%, 7/1/2020	20,000	20,078
Carmel 2002 School Building Corp., First Mortgage Rev., 5.00%, 1/15/2021	50,000	51,456
Clark Pleasant Middle School Corp., First Mortgage Rev., 5.00%, 1/15/2021	200,000	205,572
Crothersville 2000 School Building Corp. Rev., AMBAC, 5.00%, 7/15/2021	155,000	160,881
East Porter County School Building Corp. Rev., 4.00%, 7/15/2020	125,000	125,547
Franklin Township-Marion County Multiple School Building Corp., Valorem Property Tax First Mortgage Rev., 5.00%, 7/10/2021	30,000	31,534
Hamilton Southeastern Consolidated School Building Corp., First Mortgage Series B, Rev., 5.00%, 7/15/2022	35,000	38,465
Hamilton Southeastern Consolidated School Building Corp., Valorem Property Tax First Mortgage
Rev., 5.00%, 7/15/2021	25,000	26,312
Rev., 4.00%, 1/15/2024	25,000	28,163
Ivy Tech Community College of Indiana, Student Fee Bonds
Series V, Rev., 5.00%, 7/1/2021	25,000	26,303
Series V, Rev., 5.00%, 7/1/2022	110,000	120,745

Investments	Principal Amount($)	Value($)
Jennings County School Building Corp., First Mortgage
Series 2019A, Rev., 2.00%, 1/15/2021	90,000	90,862
Series 2019B, Rev., 3.00%, 1/15/2021	15,000	15,236
Series 2019B, Rev., 3.00%, 7/15/2021	50,000	51,417
Series 2019A, Rev., 2.00%, 1/15/2022	90,000	92,218
Series 2019B, Rev., 3.00%, 1/15/2022	40,000	41,631
Series 2019A, Rev., 2.00%, 1/15/2023	60,000	62,337
Lake Central Multi-District School Building Corp., First Mortgage Series 2012B, Rev., 5.00%, 7/15/2024	100,000	111,887
Mishawaka School City Multi-School Building Corp., First Mortgage Rev., 5.00%, 7/15/2021	200,000	207,732
MSD of Wabash County Multi-School Building Corp. Rev., 3.40%, 7/15/2022	25,000	25,797
New Palestine Multi-School Building Corp., First Mortgage Rev., 4.00%, 7/15/2020	25,000	25,110
Perry Township Multi School Building Corp., Unlimited Ad Valorem Property Tax First Mortgage Series 2012B, Rev., 5.00%, 7/15/2020	100,000	100,545
Pike Township Multi-School Building Corp.
Rev., 5.00%, 1/15/2024	320,000	370,704
Rev., 5.00%, 7/15/2024	350,000	412,261
Rev., 5.00%, 1/15/2025	335,000	400,426
Purdue University, Student Fee
Series 2010Y, Rev., 5.00%, 7/1/2020	40,000	40,156
Series 2010Z, Rev., 5.00%, 7/1/2022	25,000	25,097
South Bend Community School Corp. Rev., 4.00%, 7/15/2022	30,000	32,330
South Gibson School Building Corp. Rev., 4.00%, 7/10/2020	25,000	25,097
Southeast Dubois County School Building Corp. Series 2012A, Rev., 3.00%, 7/15/2022	640,000	670,016
Tippecanoe County School Building Corp., Property Tax First Mortgage Rev., 4.00%, 7/15/2020	100,000	100,438
Union Township School Corp. Rev., 2.00%, 12/31/2020	900,000	907,812
Valparaiso Multi- Schools Building Corp., Ad Valorem Property Tax First Mortgage Series 2012A, Rev., 3.00%, 7/15/2022	100,000	104,242
Valparaiso Multi-Schools Building Corp. Rev., 5.00%, 7/15/2020	25,000	25,139

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
West Clark 2000 School Building Corp. Rev., 5.00%, 7/15/2020	25,000	25,136
Zionsville Community Schools Building Corp., First Mortgage
Series 2014B, Rev., 4.00%, 1/15/2021	25,000	25,578
Series 2003Z, Rev., NATL-RE, Zero Coupon, 1/15/2025	25,000	24,133

		5,007,874

General Obligation — 0.4%
Lafayette School Corp.
GO, 4.00%, 7/15/2020	545,000	547,186
GO, 4.00%, 1/15/2021	425,000	433,653
Pike Township Metropolitan School District GO, 5.00%, 7/15/2020	90,000	90,501
Wa-Nee Community Schools
GO, 3.00%, 1/15/2023	125,000	132,819

		1,204,159

Hospital — 0.5%
Indiana Bond Bank, Special Program, Adams County Memorial Hospital Project
Series 2012D, Rev., 5.00%, 2/1/2023	40,000	42,969
Series 2012D, Rev., 3.00%, 2/1/2025	100,000	103,645
Indiana Finance Authority, Health Obligation Series H, Rev., 1.65%, 7/1/2022 (d)	1,000,000	1,018,260
Indiana Finance Authority, Parkview Health Series 2017A, Rev., 5.00%, 11/1/2020	335,000	341,579
Indiana Finance Authority, University Health Obligation Group Series 2011 I, Rev., 1.65%, 7/1/2022 (d)	250,000	254,525
Indiana Health and Educational Facilities Financing Authority, Ascension Senior Credit Group Series B-3, Rev., 1.75%, 11/2/2021 (d)	100,000	101,293

		1,862,271

Housing — 0.3%
Greater Clark Building Corp., First Mortgage Rev., 4.00%, 7/15/2020	50,000	50,203
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2017B-3, Rev., VRDO, GNMA/FNMA/FHLMC COLL, 0.35%, 6/1/2020 (d)	960,000	960,000

		1,010,203

Investments	Principal Amount($)	Value($)
Other Revenue — 0.8%
Allen County War Memorial Coliseum Additions Building Corp. Series 2016A, Rev., 4.00%, 5/1/2021	25,000	25,839
Carmel Redevelopment Authority, Income Tax Lease
Series 2014B, Rev., 5.00%, 1/1/2024	35,000	40,558
Series 2014B, Rev., 5.00%, 7/1/2024	20,000	23,581
Fort Wayne Redevelopment Authority Lease Rental Rev., 4.00%, 2/1/2022	50,000	52,999
Hammond Local Public Improvement Bond Bank
Series 2020A, Rev., 2.25%, 6/30/2020	485,000	485,480
Series 2020A, Rev., 2.38%, 12/31/2020	1,375,000	1,385,753
Indiana Finance Authority
Series 2017A, Rev., 4.00%, 6/1/2020	60,000	60,000
Series A, Rev., 5.00%, 7/1/2022	50,000	52,599
Indiana Finance Authority, Community Foundation Of Northwest Indiana Obligated Group Rev., 4.00%, 9/1/2021	100,000	104,448
Indiana Finance Authority, Franciscan Alliance, Inc. Obligated Group Series 2016B, Rev., 5.00%, 11/1/2024	250,000	293,817
Indiana Finance Authority, Stadium Project Series 2015A, Rev., 5.00%, 2/1/2022	50,000	53,766
Indianapolis Local Public Improvement Bond Bank Series 2014C, Rev., 4.00%, 2/1/2022	25,000	26,569
South Bend Redevelopment Authority, Eddy Street Commons Project Rev., 4.00%, 2/15/2021	25,000	25,638
Whitestown Redevelopment Authority Rev., 3.00%, 1/15/2024	25,000	26,653

		2,657,700

Transportation — 0.0% (b)
Indiana Finance Authority, Highway Series 2010A, Rev., 5.00%, 12/1/2022	25,000	27,959
Indiana Transportation Finance Authority, Highway Series 2004C, Rev., NATL-RE, 5.50%, 12/1/2020	30,000	30,800

		58,759

Utility — 0.5%
City of Rockport, Michigan Power Company Project Series D, Rev., 2.05%, 6/1/2021 (d)	1,475,000	1,491,608

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Indiana Finance Authority, First Lien Water Utility, Citizens Energy Group Project Series 2016A, Rev., 4.00%, 10/1/2020	125,000	126,535
Indiana Municipal Power Agency, Power Supply System
Series 2014A, Rev., 5.00%, 1/1/2021	20,000	20,551
Series 2017A, Rev., 5.00%, 1/1/2022	200,000	214,910

		1,853,604

Water & Sewer — 0.1%
City of Lafayette, Sewage Works Rev., 5.00%, 7/1/2022	25,000	27,398
Indiana Finance Authority, First Lien Wastewater Utility, CWA Authority Project
Series 2011A, Rev., 5.00%, 10/1/2020	70,000	71,090
Series 2014A, Rev., 5.00%, 10/1/2021	85,000	90,277
Indiana Finance Authority, Second Lien Wastewater Utility, CWA Authority Project Series 2011B, Rev., 5.25%, 10/1/2022	120,000	127,930

		316,695

Total Indiana		13,971,265

Iowa — 0.8%
Education — 0.1%
Iowa City Community School District Rev., 5.00%, 6/1/2020	20,000	20,000
Iowa State University of Science and Technology, Academic Building
Series 2016 ISU, Rev., 3.00%, 7/1/2020	25,000	25,055
Series I.S.U, Rev., 3.13%, 7/1/2020	65,000	65,151
Iowa State University of Science and Technology, Utility System Series ISU, Rev., 4.00%, 11/1/2021	50,000	52,623
University of Iowa (The), Academic Building S.U.I Series 2016A, Rev., 3.00%, 7/1/2021	135,000	138,989
University of Iowa Facilities Corp., Old Capital Town Cener Rev., 2.00%, 6/1/2020	100,000	100,000

		401,818

General Obligation — 0.2%
Ankeny Community School District GO, 5.00%, 6/1/2021	20,000	20,944

Investments	Principal Amount($)	Value($)
City of Ames
Series 2016A, GO, 5.00%, 6/1/2020	55,000	55,000
Series 2017A, GO, 5.00%, 6/1/2020	30,000	30,000
City of Ankeny Series 2014B, GO, 5.00%, 6/1/2020	45,000	45,000
City of Clive Series 2012A, GO, 2.00%, 6/1/2020	75,000	75,000
City of Davenport Series 2017C, GO, 5.00%, 6/1/2020	25,000	25,000
City of Iowa City Series 2016A, GO, 3.00%, 6/1/2020	10,000	10,000
City of West Des Moines, Urban Renewal Series 2018C, GO, 5.00%, 6/1/2020	25,000	25,000
County of Dallas, Capital Loan Series 2018A, GO, 3.00%, 6/1/2020	10,000	10,000
Pella Community School District GO, 2.10%, 6/1/2022	270,000	270,332
Waukee Community School District GO, 5.00%, 6/1/2020	105,000	105,000
Series 2016B, GO, 5.00%, 6/1/2020	25,000	25,000
Series 2014C, GO, 5.00%, 6/1/2021	40,000	41,887
Waukee Community School District, Capital Loan Notes Series 2016A, GO, 5.00%, 6/1/2021	35,000	36,651

		774,814

Hospital — 0.0% (b)
Iowa Finance Authority, Genesis Health System Rev., 5.00%, 7/1/2020	15,000	15,055
Iowa State Board of Regents, University of Iowa Hospitals and Clinics Rev., 4.00%, 9/1/2020	25,000	25,239

		40,294

Other Revenue — 0.4%
City of Iowa City, Capital Loan Notes Series 2016C, Rev., 4.00%, 7/1/2020	125,000	125,375
Iowa Finance Authority Series 2019E, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: TD Bank NA, 0.12%, 6/9/2020 (d)	1,150,000	1,150,000
Iowa Finance Authority, State Revolving Fund, Green Bonds Rev., 5.00%, 8/1/2020	175,000	176,367

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
State of Iowa, Ijobs Program Series A, Rev., 5.00%, 6/1/2021	20,000	20,944

		1,472,686

Prerefunded — 0.1%
Iowa Finance Authority, State Revolving Fund, Tax Exempt Series 2010A, Rev., 5.00%, 8/1/2022 (c)	100,000	100,794

Total Iowa		2,790,406

Kansas — 0.5%
Certificate of Participation/Lease — 0.0% (b)
Blue Valley Recreation Commission Series A, COP, AGM, 5.00%, 10/1/2022	25,000	27,737
County of Shawnee
COP, 4.00%, 9/1/2020	35,000	35,310
COP, 3.00%, 9/1/2024	35,000	38,376

		101,423

Education — 0.1%
Kansas Development Finance Authority, University of Kansas Projects Series 2017A, Rev., 5.00%, 5/1/2022	40,000	43,577
Kansas Development Finance Authority, Wichita State University Projects Series 2012A, Rev., 5.00%, 6/1/2020	150,000	150,000

		193,577

General Obligation — 0.1%
City of Lawrence, Temporary Notes Series I, GO, 2.00%, 5/1/2021	120,000	120,100
City of Manhattan Series B, GO, 3.00%, 11/1/2021	20,000	20,753
City of Olathe Series 220, GO, 4.00%, 7/1/2020	25,000	25,078
City of Olathe, Improvement Bonds
Series 230, GO, 5.00%, 10/1/2021	35,000	37,245
Series 230, GO, 5.00%, 10/1/2023	40,000	46,198
City of Wichita Series 811, GO, 5.00%, 6/1/2020	45,000	45,000
County of Leavenworth Series 2019-1, GO, 4.00%, 12/1/2020	125,000	127,277
Johnson County Unified School District No. 233 Olathe Series 2016C, GO, 5.00%, 9/1/2023	50,000	57,442
Johnson County Unified School District No. 512 Shawnee Mission Series 2016B, GO, 4.00%, 10/1/2021	25,000	26,272

Investments	Principal Amount($)	Value($)
Sedgwick County Unified School District No. 266 Maize Series 2015B, GO, 5.00%, 9/1/2021	25,000	26,494

		531,859

Hospital — 0.0% (b)
Kansas Development Finance Authority, Kansas Department of Health and Environment Series 2020SRF, Rev., 5.00%, 5/1/2021	25,000	26,107

Other Revenue — 0.3%
Hesston Public Building Commission Series 2016A, Rev., 2.00%, 10/1/2020	25,000	25,137
Johnson County Public Building Commission
Series 2015B, Rev., 2.00%, 9/1/2020	800,000	803,696
Series 2011A, Rev., 4.00%, 9/1/2023	50,000	50,458
Wyandotte County-Kansas City Unified Government, BPU Office Building Series 2016A, Rev., 2.00%, 11/1/2020	100,000	100,628

		979,919

Utility — 0.0% (b)
Wyandotte County-Kansas City Unified Government, Kansas International Speedway Corp. Project Rev., 5.00%, 12/1/2020	20,000	20,473

Total Kansas		1,853,358

Kentucky — 0.7%
Education — 0.1%
Jefferson County School District Finance Corp., School Building Refunding Series 2013A, Rev., 2.00%, 6/1/2020	10,000	10,000
Murray State University Series 2011B, Rev., 3.75%, 9/1/2021	110,000	111,415
University of Kentucky, General Receipts Series 2015B, Rev., 5.00%, 10/1/2020	200,000	203,176

		324,591

General Obligation — 0.2%
City of Bowling Green
Series 2016C, GO, 4.00%, 6/1/2020	100,000	100,000
Series 2016C, GO, 4.00%, 6/1/2021	50,000	51,907
County of Kenton
Series B, GO, 5.00%, 10/1/2020	315,000	320,056

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series B, GO, 5.00%, 10/1/2021	215,000	228,736
Series 2017A, GO, 5.00%, 4/1/2022	25,000	27,192

		727,891

Hospital — 0.0% (b)
Louisville/Jefferson County Metropolitan Government Series 2016A, Rev., 5.00%, 10/1/2020	50,000	50,778

Housing — 0.1%
Kentucky Housing Corp., Westminster Village Project Series 2019, Rev., 2.00%, 4/1/2021 (d)	350,000	354,813

Other Revenue — 0.0% (b)
Kentucky Association of Counties Finance Corp. Series C, Rev., 3.25%, 2/1/2021	50,000	50,937

Prerefunded — 0.1%
City of Murray, Calloway County Public Hospital Corp. Project Rev., 6.00%, 8/1/2030 (c)	100,000	100,921
Kentucky Economic Development Finance Authority, Catholic Health Initiatives Series 2013A, Rev., 5.25%, 1/1/2045 (c)	100,000	112,053
Louisville/Jefferson County Metropolitan Government
Series 2012A, Rev., 4.00%, 12/1/2031 (c)	20,000	21,414
Series 2012A, Rev., 5.00%, 12/1/2035 (c)	30,000	32,717
Louisville/Jefferson County Metropolitan Government, Catholic Health Initiatives Series 2012A, Rev., 5.00%, 12/1/2030 (c)	5,000	5,453

		272,558

Transportation — 0.0% (b)
Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects Series 2011A, Rev., 5.00%, 7/1/2020	55,000	55,213

Water & Sewer — 0.2%
Kentucky Infrastructure Authority, Wastewater and Drinking Water Series 2018A, Rev., 3.00%, 2/1/2024	25,000	27,387
Kentucky Rural Water Finance Corp., Public Projects Construction Notes Series 2019E-1, Rev., 1.45%, 6/1/2021	200,000	200,982

Investments	Principal Amount($)	Value($)
Louisville and Jefferson County Metropolitan Sewer District, Sewer and Drainage System
Rev., 5.00%, 5/15/2022	125,000	136,405
Series 2016C, Rev., 5.00%, 5/15/2022	50,000	54,562

		419,336

Total Kentucky		2,256,117

Louisiana — 0.1%
General Obligation — 0.0% (b)
State of Louisiana Series 2014C, GO, 5.00%, 8/1/2020	25,000	25,187

Other Revenue — 0.1%
Louisiana Local Government Environmental Facilities and Community Development Authority, Bossier City Project Rev., 5.00%, 6/1/2020	25,000	25,000
Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson Parish Projects Rev., 5.00%, 4/1/2023	100,000	112,890
Louisiana Public Facilities Authority, Hurricane Recovery Program Rev., 5.00%, 6/1/2020	15,000	15,000
St Tammany Parish Sales Tax District No. 3 Rev., 4.00%, 6/1/2020	20,000	20,000

		172,890

Utility — 0.0% (b)
Louisiana Local Government Environmental Facilities & Community Development Authority, Parish of East Baton Rouge Road Improvements Project Rev., 5.00%, 8/1/2020	80,000	80,615

Total Louisiana		278,692

Maine — 0.1%
Hospital — 0.1%
Maine Health and Higher Educational Facilities Authority Series 2010B, Rev., 5.00%, 7/1/2020	140,000	140,457

Other Revenue — 0.0% (b)
Maine Municipal Bond Bank
Series 2014C, Rev., 5.00%, 11/1/2020	85,000	86,687
Series 2017A, Rev., 5.00%, 11/1/2020	25,000	25,496
Maine Municipal Bond Bank, Transcap Program Series 2015A, Rev., 5.00%, 9/1/2022	25,000	27,619

		139,802

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Transportation — 0.0% (b)
Maine Municipal Bond Bank, Transportation Infrastructure Series 2011A, Rev., 5.00%, 9/1/2020	20,000	20,237

Total Maine		300,496

Maryland — 1.4%
Certificate of Participation/Lease — 0.1%
Baltimore County, Equipment Acquisition Program
COP, 5.00%, 3/1/2021	45,000	46,588
COP, 5.00%, 3/1/2022	375,000	405,690
County of Montgomery, Montgomery College Series 2016A, COP, 5.00%, 11/1/2021	25,000	26,667
County of Prince George’s, Public Safety Communications COP, 5.00%, 10/1/2023	25,000	25,394

		504,339

Education — 0.1%
Maryland Stadium Authority, Baltimore City Public Schools Rev., 5.00%, 5/1/2022	80,000	86,226
University System of Maryland, Auxiliary Facility and Tuition
Series 2016A, Rev., 5.00%, 4/1/2021	60,000	62,424
Series 2011A, Rev., 3.00%, 4/1/2024	130,000	132,738
University System of Maryland, Auxiliary Facility and Tuition, Tax-Exempt
Series 2012D, Rev., 5.00%, 10/1/2020	50,000	50,808
Series 2017B, Rev., 5.00%, 4/1/2022	85,000	92,467

		424,663

General Obligation — 0.7%
Baltimore County, Consolidated Public Improvement
GO, 5.00%, 8/1/2020	25,000	25,199
GO, 5.00%, 3/1/2023	70,000	79,099
City of Baltimore, General Consolidated Public Improvement Series 2013A, GO, 4.00%, 10/15/2020	25,000	25,358
City of Frederick, Public Improvement GO, 5.00%, 9/1/2020	70,000	70,846
City of Rockville Series 2017A, GO, 4.00%, 6/1/2020	30,000	30,000
County of Anne Arundel, Water and Sewer GO, 5.00%, 4/1/2021	50,000	52,029
County of Frederick, Public Facilities GO, 5.00%, 5/1/2021	25,000	26,111
County of Harford, Consolidated Public Improvement

Investments	Principal Amount($)	Value($)
GO, 5.00%, 9/15/2022	70,000	77,692
County of Montgomery, Consolidated Public Improvement
Series 2017C, GO, 5.00%, 10/1/2020	25,000	25,404
Series 2012A, GO, 5.00%, 11/1/2020	50,000	51,011
Series 2014A, GO, 5.00%, 11/1/2020	85,000	86,720
Series 2013A, GO, 5.00%, 11/1/2021	25,000	26,712
Series 2015B, GO, 5.00%, 12/1/2023	35,000	40,770
County of Montgomery, Public Improvement Series 2015A, GO, 5.00%, 7/1/2020	175,000	175,690
County of Prince George’s, Consolidated Public Improvement Series 2016B, GO, 4.00%, 7/15/2020	385,000	386,779
County of Prince George’s, Public Improvement Series 2019A, GO, 5.00%, 7/15/2020	25,000	25,145
County of Queen Anne’s, Public Facilities GO, 5.00%, 1/15/2023	25,000	28,105
County of Wicomico, Public Improvement GO, 5.00%, 11/1/2020	25,000	25,505
State of Maryland GO, 5.00%, 6/1/2020	150,000	150,000
State of Maryland, State and Local Facilities Loan of 2012
Series 2012E, GO, 4.50%, 8/1/2020	20,000	20,144
Series 2012B, GO, 5.00%, 8/1/2020	250,000	252,002
State of Maryland, State and Local Facilities Loan of 2014
Series 2014C, GO, 5.00%, 8/1/2020	40,000	40,320
Series 2014C, GO, 5.25%, 8/1/2020	435,000	438,663
State of Maryland, State and Local Facilities Loan of 2015
Series 2017A, GO, 5.00%, 8/1/2022	100,000	110,421

		2,269,725

Hospital — 0.0% (b)
Maryland Economic Development Corp., Maryland Public Health Laboratory Project Rev., 4.00%, 6/1/2023	50,000	51,879

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Housing — 0.3%
Maryland Community Development Administration, Department of Housing and Community Development, Residential Series 2019A, Rev., 2.10%, 3/1/2024	25,000	26,131
Montgomery County Housing Opportunities Commission, Multi-Family Series 2011A, Rev., VRDO, GNMA/FNMA/FHLMC, LOC: TD Bank NA, 0.14%, 6/9/2020 (d)	850,000	850,000

		876,131

Other Revenue — 0.1%
Maryland Community Development Administration Local Government Infrastructure Series A-2, Rev., 3.00%, 6/1/2021	25,000	25,702
Maryland Environmental Service Rev., 3.00%, 11/1/2020	80,000	80,953
Maryland Stadium Authority, Montgomery County Conference Centre Rev., 5.00%, 6/15/2023	65,000	74,167

		180,822

Prerefunded — 0.0% (b)
Maryland Health & Higher Educational Facilities Authority Rev., 5.75%, 7/1/2038 (c)	50,000	50,217
State of Maryland, State and Local Facilities Loan of 2014 Series 2014A, GO, 5.00%, 3/1/2024 (c)	65,000	70,451

		120,668

Special Tax — 0.0% (b)
County of Anne Arundel, Arundel Mills Project GTD, 5.00%, 7/1/2023	50,000	57,248

Transportation — 0.1%
County of Montgomery, Metrorail Garage Project Rev., 5.00%, 6/1/2022	75,000	78,228
Maryland Community Development Administration Local Government Infrastructure Series A-2, Rev., 2.65%, 6/1/2020	40,000	40,000
Maryland State Transportation Authority Rev., 5.00%, 7/1/2020	25,000	25,098
Maryland State Transportation Authority, Transportation Facilities Projects, Tax-Exempt Rev., 5.00%, 7/1/2020	50,000	50,196

Investments	Principal Amount($)	Value($)
State of Maryland Department of Transportation Rev., 4.00%, 5/15/2021	50,000	51,837

		245,359

Water & Sewer — 0.0% (b)
City of Baltimore, Water Projects Series 2013A, Rev., 5.00%, 7/1/2022	25,000	27,387

Total Maryland		4,758,221

Massachusetts — 3.2%
Education — 0.2%
Massachusetts Development Finance Agency, Boston College Issue Series 2013S, Rev., 5.00%, 7/1/2020	25,000	25,091
Massachusetts Development Finance Agency, Boston University Issue Series 2019DD-1, Rev., 5.00%, 4/1/2024 (d)	475,000	532,769
Massachusetts Development Finance Agency, Harvard University Issue Series 2010B-1, Rev., 5.00%, 10/15/2020	50,000	50,899
University of Massachusetts Building Authority Series 2, Rev., 5.00%, 11/1/2020	25,000	25,493

		634,252

General Obligation — 2.5%
City of Beverly, Municipal Purpose Loan GO, 4.00%, 9/1/2020	10,000	10,095
City of Malden, Municipal Purpose Loan of 2014 GO, 5.00%, 11/15/2020	35,000	35,771
City of Newton Series B, GO, 3.00%, 11/1/2020	50,000	50,594
City of Somerville, Municipal Purpose Loan GO, 5.00%, 6/1/2020	20,000	20,000
City of Waltham, Municipal Purpose Loan GO, 4.10%, 2/1/2023	35,000	35,101
City of Woburn, Municipal Purpose Loan of 2018 GO, 5.00%, 9/15/2020	35,000	35,487
Commonwealth of Massachusetts
Series 2018B, GO, 5.00%, 7/1/2020	50,000	50,196
Series 2013B, GO, 5.00%, 8/1/2020	100,000	100,798
Series C, GO, 5.00%, 10/1/2023	25,000	28,901
Commonwealth of Massachusetts, Consolidated Loan of 2001 Series 2001D, GO, AGM-CR, 5.50%, 11/1/2020	25,000	25,555
Greater Lawrence Sanitation District GO, BAN, 2.00%, 8/7/2020	1,754,999	1,760,036

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Town of Bedford, Municipal Purpose Loan GO, 3.00%, 8/15/2022	25,000	25,146
Town of Boxborough GO, BAN, 1.25%, 2/12/2021 (f)	1,512,900	1,518,422
Town of Charlton GO, BAN, 1.13%, 5/28/2021	3,007,000	3,021,704
Town of Dedham GO, BAN, 1.13%, 5/12/2021	1,000,000	1,004,910
Town of Dedham, Municipal Purpose Loan GO, 5.00%, 6/15/2020	30,000	30,053
Town of Dracut, Municipal Purpose Loan GO, 5.00%, 9/15/2021	25,000	26,550
Town of East Longmeadow, Municipal Purpose Loan GO, 5.00%, 8/1/2020	40,000	40,319
Town of Edgartown Series A, GO, 5.00%, 1/15/2021	35,000	36,048
Town of Hopkinton, Municipal Purpose Loan GO, 5.00%, 7/15/2020	100,000	100,581
Town of Ipswich, Municipal Purpose Loan Series 2016B, GO, 2.00%, 6/1/2020	80,000	80,000
Town of Lexington GO, 4.00%, 2/1/2021	75,000	76,916
Town of Lunenburg, Municipal Purpose Loan GO, 4.00%, 6/1/2021	150,000	150,434
Town of Marshfield Series A, GO, 5.00%, 6/15/2020	25,000	25,044
Town of Reading, Municipal Purpose Loan GO, 3.00%, 4/15/2021	25,000	25,619
Town of Shrewsbury, Municipal Purpose Loan GO, 5.00%, 7/1/2021	40,000	42,085
Town of South Hadley, Municipal Purpose Loan Series 2013A, GO, 3.00%, 5/15/2021	150,000	153,981
Town of Westborough, Municipal Purpose Loan GO, 5.00%, 11/15/2020	45,000	45,979
Town of Winthrop GO, 4.00%, 9/1/2021	25,000	26,193

		8,582,518

Hospital — 0.2%
Massachusetts Development Finance Agency, Partners Healthcare System

Investments	Principal Amount($)	Value($)
Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 0.64%, 6/9/2020 (e)	250,000	247,350
Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S-4, Rev., 5.00%, 1/25/2024 (d)	200,000	231,916
Massachusetts Development Finance Agency, Umass Memorial Health Care Obligated Group Series I, Rev., 5.00%, 7/1/2022	245,000	264,240

		743,506

Housing — 0.1%
Massachusetts Development Finance Agency Rev., 1.39%, 2/1/2022 (d)	84,000	85,164
Massachusetts Housing Finance Agency, Multi-Family, Chestnut Park Project Series 2018A, Rev., 2.40%, 12/1/2021 (d)	100,000	103,125

		188,289

Other Revenue — 0.0%(b)
Massachusetts Bay Transportation Authority, Senior Sales Tax
Series 2014A, Rev., 5.00%, 7/1/2020	75,000	75,294
Series 2008B, Rev., 5.00%, 7/1/2021	25,000	26,306
Massachusetts School Building Authority, Senior Sales Tax Series 2012A, Rev., 5.00%, 8/15/2021	40,000	42,325

		143,925

Prerefunded — 0.0% (b)
Massachusetts Development Finance Agency Series I, Rev., 6.25%, 1/1/2027 (c)	50,000	51,757

Transportation — 0.1%
Commonwealth of Massachusetts Federal Highway, Accelerated Bridge Program
Series 2013A, Rev., GAN, 5.00%, 6/15/2020	110,000	110,191
Series 2014A, Rev., GAN, 5.00%, 6/15/2020	55,000	55,096
Commonwealth of Massachusetts Transportation Fund, Accelerated Bridge Programs Series 2012A, Rev., 5.00%, 6/1/2022	50,000	52,400
Massachusetts Bay Transportation Authority
Series 2003A, Rev., 5.25%, 7/1/2020	20,000	20,082
Series 2004C, Rev., 5.50%, 7/1/2020	25,000	25,108

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Massachusetts Bay Transportation Authority, Sales Tax Series 2010C, Rev., 5.00%, 7/1/2020	55,000	55,216

		318,093

Water & Sewer — 0.1%
Boston Water and Sewer Commission, Senior General Series 2012A, Rev., 4.00%, 11/1/2020	20,000	20,320
Massachusetts Clean Water Trust (The), Pool Program Rev., 5.25%, 8/1/2020	60,000	60,503
Massachusetts Clean Water Trust (The), Revolving Funds Series 15A, Rev., 5.00%, 8/1/2020	145,000	146,157
Massachusetts Clean Water Trust (The), State Revolving Fund Rev., 5.00%, 8/1/2021	20,000	21,106
Massachusetts Water Resources Authority Series 2019G, Rev., 5.00%, 8/1/2020	25,000	25,200
Springfield Water & Sewer Commission Series 2017B, Rev., 5.00%, 4/15/2022	25,000	27,199

		300,485

Total Massachusetts		10,962,825

Michigan — 2.1%
Education — 0.3%
Grand Valley State University Series 2016A, Rev., 5.00%, 12/1/2024	580,000	674,424
Michigan State University Series 2019C, Rev., 5.00%, 8/15/2022	45,000	49,487
Wayne State University, Tax Exempt Series 2019A, Rev., 5.00%, 11/15/2024	175,000	204,073

		927,984

General Obligation — 0.6%
Ann Arbor School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2021	60,000	62,628
City of Grand Rapids, Limited Tax Capital Improvement GO, 5.00%, 4/1/2024	50,000	58,514
City of Novi, County of Oakland, State of Michigan 2016 Unlimited Tax, Library Refunding GO, 4.00%, 10/1/2021	60,000	62,929

Investments	Principal Amount($)	Value($)
City of Royal Oak, Capital Improvement, Limited Tax
GO, 4.00%, 4/1/2021	50,000	51,533
GO, 3.00%, 10/1/2021	85,000	88,022
City of Southfield, Water and Sewer, Capital Improvement GO, 3.00%, 5/1/2023	30,000	32,294
Clarkston Community Schools, Unlimited Tax Series 2016A, GO, Q-SBLF, 5.00%, 5/1/2021	215,000	224,013
County of Jackson GO, 2.00%, 5/1/2024	250,000	264,998
County of Kent GO, 5.00%, 1/1/2021	110,000	113,081
County of Muskegon, Wastewater, Limited Tax GO, 5.00%, 7/1/2022	25,000	25,093
Detroit City School District, School Building and Site Improvement Series 2002A, GO, FGIC, Q-SBLF, 6.00%, 5/1/2021	30,000	31,517
Dexter Community Schools, School Building and Site Improvement, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2022	100,000	107,036
East Lansing School District, Unlimited Tax, Building and Site Series 2020-II, GO, Q-SBLF, 4.00%, 5/1/2023	180,000	197,708
Forest Hills Public Schools, Building and Site Bonds, Unlimited Tax Series I, GO, 3.00%, 5/1/2022	50,000	52,564
Glen Lake Community Schools GO, AGM, Q-SBLF, 4.00%, 5/1/2021	150,000	150,433
New Haven Community Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2022	25,000	27,256
Novi Community School District, School Building and Site Bonds Series I, GO, 4.00%, 5/1/2021	25,000	25,858
Plymouth-Canton Community School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	45,000	51,075
Royal Oak School District, School Building and Site
GO, 4.00%, 5/1/2022	30,000	32,111
GO, 5.00%, 5/1/2022	40,000	43,577
Schoolcraft Community College District GO, 3.00%, 5/1/2024	115,000	125,279
State of Michigan Series 2010A, GO, 5.00%, 11/1/2020	60,000	61,208
State of Michigan, Environmental Program Series 2015A, GO, 5.00%, 12/1/2020	180,000	184,356

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Troy School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2021	70,000	73,040

		2,146,123

Hospital — 0.8%
Michigan Finance Authority, Bronson Healthcare Group, Inc. Series B, Rev., 3.50%, 11/15/2022 (d)	230,000	244,699
Michigan Finance Authority, Henry Ford Health System
Rev., 5.00%, 11/15/2020	170,000	172,883
Rev., 5.00%, 11/15/2022	130,000	141,439
Michigan Finance Authority, Trinity Health Credit Group
Series 2016MI-2, Rev., (SIFMA Municipal Swap Index Yield + 0.48%), 0.62%, 6/9/2020 (e)	145,000	142,549
Series 2015MI, Rev., (ICE LIBOR USD 1 Month + 0.54%), 0.65%, 6/9/2020 (e)	665,000	663,338
Series 2015MI, Rev., 5.00%, 12/1/2021	110,000	117,118
Series 2017A-MI, Rev., 5.00%, 12/1/2022	225,000	247,473
Series 2019MI-1, Rev., 5.00%, 12/1/2023	100,000	113,560
Series 2008C, Rev., 5.00%, 12/1/2024	130,000	151,847
Series 2017A, Rev., 5.00%, 12/1/2024	140,000	163,527
Series 2019MI-2, Rev., 5.00%, 2/1/2025 (d)	100,000	118,532
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 2010 F-1, Rev., 4.00%, 6/1/2023 (d)	50,000	54,909
Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group Series F-5, Rev., 2.40%, 3/15/2023 (d)	240,000	250,140
Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group Series 2014D, Rev., 5.00%, 9/1/2020	35,000	35,350

		2,617,364

Housing — 0.0% (b)
Kent County Building Authority Rev., 4.00%, 6/1/2020	55,000	55,000
Michigan State Building Authority Series I-A, Rev., 5.00%, 10/15/2020	95,000	96,686

		151,686

Investments	Principal Amount($)	Value($)
Industrial Development Revenue/Pollution Control Revenue — 0.1%
Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project Series CC, Rev., 1.45%, 9/1/2021 (d)	300,000	301,818

Other Revenue — 0.1%
Carrier Creek Drain Drainage District No. 326, Limited Tax GTD, 3.00%, 6/1/2020	260,000	260,000
Livonia Municipal Building Authority, Limited Tax Rev., 4.00%, 5/1/2024	40,000	45,217
Michigan Finance Authority Rev., 5.00%, 10/1/2020	25,000	25,402
Michigan State Building Authority, Facilities Program Series I, Rev., 5.00%, 4/15/2021	100,000	104,158
Muskegon Local Development Finance Authority Rev., AGM, 3.00%, 11/1/2022	50,000	51,430

		486,207

Transportation — 0.0% (b)
Wayne County Airport Authority, Junior Lien Series 2017A, Rev., 5.00%, 12/1/2020	100,000	101,913

Utility — 0.0% (b)
Lansing Board of Water and Light, Utility Systems Series 2011A, Rev., 3.50%, 7/1/2020	25,000	25,067

Water & Sewer — 0.2%
Michigan Finance Authority, Clean Water Revolving Fund Series 2016B, Rev., 5.00%, 10/1/2024	150,000	179,956
Michigan Finance Authority, Revolving Fund Cleanwater Series 2011, Rev., 5.00%, 10/1/2020	60,000	60,965
Michigan Municipal Bond Authority, Clean Water Revolving Fund Rev., 5.00%, 10/1/2020	100,000	101,609
Ypsilanti Community Utilities Authority, Water Supply Rev., 4.00%, 4/1/2023	175,000	192,483

		535,013

Total Michigan		7,293,175

Minnesota — 0.7%
Certificate of Participation/Lease — 0.3%
Duluth Independent School District No. 709
Series 2019C, COP, 5.00%, 2/1/2022	130,000	139,117
Series A, COP, 5.00%, 2/1/2022	200,000	214,026
Series 2016A, COP, 5.00%, 2/1/2025	200,000	236,762

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Minneapolis Special School District No. 1 Series 2014D, COP, 5.00%, 2/1/2025	30,000	33,641
Minnetonka Independent School District No. 276
Series E, COP, 3.00%, 10/1/2021	155,000	160,152
Series E, COP, 3.00%, 10/1/2022	85,000	90,319
Series E, COP, 4.00%, 10/1/2023	115,000	128,686

		1,002,703

Education — 0.0% (b)
Minnesota Higher Education Facilities Authority, Carleton College Rev., 5.00%, 3/1/2021	25,000	25,903
Minnesota State Colleges And Universities Foundation Series 2011A, Rev., 4.00%, 10/1/2020	25,000	25,304

		51,207

General Obligation — 0.1%
Alexandria Lake Area Sanitation District, Sanitary Sewer Board Series 2015A, GO, 5.00%, 2/1/2023	25,000	28,098
City of Columbia Heights Series 2017B, GO, 3.00%, 2/1/2023	35,000	37,385
City of Eden Prairie, Permanent Improvement Revolving Fund Series 2012C, GO, 2.00%, 1/15/2021	40,000	40,052
County of Clay, Jail Project Series 2017A, GO, 5.00%, 2/1/2025	50,000	60,435
County of Hennepin Series 2010B, GO, 4.00%, 12/1/2020	25,000	25,481
County of Ramsey, Capital Improvement Plan Series 2012A, GO, 4.00%, 2/1/2021	40,000	41,022
Metropolitan Council, Wastewater Series 2012E, GO, 5.00%, 9/1/2020	50,000	50,603
Minneapolis Special School District No. 1, MM SD Credit Enhancement Program Series 2012B, GO, 3.00%, 2/1/2021	25,000	25,471
State of Minnesota Series A, GO, 5.00%, 8/1/2020	40,000	40,324
State of Minnesota, Trunk Highway

Investments	Principal Amount($)	Value($)
Series 2010B, GO, 5.00%, 8/1/2020	20,000	20,162
Series E, GO, 5.00%, 8/1/2020	35,000	35,283
Series 2018B, GO, 5.00%, 8/1/2023	25,000	28,759
State of Minnesota, Various Purpose
Series 2015D, GO, 5.00%, 8/1/2020	30,000	30,243
Series 2013D, GO, 5.00%, 10/1/2020	35,000	35,569

		498,887

Housing — 0.1%
Housing and Redevelopment Authority of The City of St. Paul Minnesota, Healthpartners Obligated Group Series 2015A, Rev., 5.00%, 7/1/2020	135,000	135,430
Minnesota Housing Finance Agency
Series 2019A, Rev., 2.00%, 8/1/2020	100,000	100,135
Series 2019D, Rev., 3.00%, 8/1/2020	20,000	20,086
Rev., AMT, GNMA/FNMA/FHLMC, 2.10%, 7/1/2021	95,000	96,530
Series 2018C, Rev., 5.00%, 8/1/2021	20,000	21,037
Series C, Rev., AMT, GNMA/FNMA/FHLMC, 2.55%, 1/1/2023	110,000	115,284

		488,502

Other Revenue — 0.1%
City of Brooklyn Center, Unity Place Project Rev., 1.95%, 12/1/2020(d)	75,000	75,048
City of White Bear Lake, YMCA of Greater Twin Cities Project Rev., 5.00%, 6/1/2020	40,000	40,000
Minnesota Public Facilities Authority Series 2010A, Rev., 5.00%, 3/1/2023	50,000	56,514

		171,562

Transportation — 0.1%
Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport
Series B, Rev., 3.00%, 1/1/2021	70,000	70,808
Series 2019C, Rev., 5.00%, 1/1/2023	150,000	164,806

		235,614

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Utility — 0.0%(b)
Housing and Redevelopment Authority of The City of St. Paul, Legends Berry Senior Apartments Project
Series A, Rev., 2.20%, 9/1/2020 (d)	125,000	125,089

Total Minnesota		2,573,564

Mississippi — 0.6%
Education — 0.2%
Alcorn State University Educational Building Corp. (The), Facilities Refinancing Project Rev., 3.00%, 9/1/2022	30,000	31,710
Medical Center Educational Building Corp. Rev., 5.00%, 6/1/2020	40,000	40,000
Mississippi Development Bank Rev., 5.00%, 1/1/2022	50,000	53,694
Mississippi State University Educational Building Corp., Mississippi State Institutions of Higher Learning Series 2014A, Rev., 5.00%, 8/1/2023	25,000	28,606
University of Mississippi Educational Building Corp. Series 2009B, Rev., 5.00%, 10/1/2020	25,000	25,396
University of Mississippi Educational Building Corp., Facilities Refinancing Project
Series 2019A, Rev., 5.00%, 10/1/2020	75,000	76,189
Rev., 3.00%, 10/1/2022	180,000	190,615
Rev., 5.00%, 10/1/2024	95,000	112,621
University of Southern Mississippi (The), S.M. Educational Building Corp., Facilities Refinancing Project Rev., 3.00%, 3/1/2023	50,000	52,844

		611,675

General Obligation — 0.2%
City of Ridgeland GO, 4.00%, 8/1/2024	25,000	28,508
County of Lafayette, Public Improvement Issue GO, 3.00%, 6/1/2020	20,000	20,000
Harrison County School District GO, 4.00%, 6/1/2020	85,000	85,000
Oxford School District GO, 2.00%, 12/1/2020	150,000	150,180
Rankin County School District, Limited Tax Improvement Notes GO, 3.00%, 8/1/2023	75,000	75,280
State of Mississippi
Series 2015C, GO, 5.00%, 10/1/2020	25,000	25,401
Series 2009F, GO, 5.25%, 10/1/2020	45,000	45,760
Series 2003D, GO, 5.25%, 11/1/2020	85,000	86,796

Investments	Principal Amount($)	Value($)
State of Mississippi, Nissan North America Project
Series 2012B, GO, 3.00%, 11/1/2020	25,000	25,296

		542,221

Hospital — 0.0% (b)
Mississippi Hospital Equipment and Facilities Authority, North Mississippi Medical Center Series 2020-I, Rev., 5.00%, 10/1/2020	160,000	161,771

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Mississippi Business Finance Corp. Rev., 1.35%, 9/1/2020 (d)	350,000	350,332

Other Revenue — 0.1%
Mississippi Development Bank Rev., 5.00%, 6/1/2022	295,000	322,385

Prerefunded — 0.0%(b)
Mississippi Development Bank Rev., 5.00%, 1/1/2025 (c)	50,000	53,752

Water & Sewer — 0.0%(b)
City of Starkville, Water and Sewer System Rev., 4.00%, 5/1/2023	55,000	60,562
Mississippi Development Bank, Special Obligation, Water and Sewer System Project Rev., AGM, 3.00%, 12/1/2020	100,000	101,265

		161,827

Total Mississippi		2,203,963

Missouri — 1.1%
Certificate of Participation/Lease — 0.1%
City of Chesterfield, Missouri Lessee COP, 5.00%, 12/1/2023	25,000	29,027
County of Clay
Series 2018A, COP, 4.00%, 5/1/2021	100,000	103,393
Series 2018A, COP, 4.00%, 5/1/2024	30,000	34,037
St. Charles County Public Water Supply District No. 2 Series 2016B, COP, 5.00%, 12/1/2020	60,000	61,433

		227,890

Education — 0.3%
Health and Educational Facilities Authority of the State of Missouri, Bethesda Health Group Inc. Rev., 4.00%, 8/1/2020	110,000	109,979
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ: BJC Health System, 0.12%, 6/9/2020 (d)	810,000	810,000
Kirkwood School District Educational Facilities Authority Rev., 3.00%, 2/15/2022	25,000	26,185

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
St. Louis Junior College District Building Corp. Rev., 3.00%, 4/1/2022	50,000	50,093
The Curators of the University of Missouri System Facilities
Series 2009B, Rev., 3.50%, 11/1/2021	30,000	30,005
Series 2014A, Rev., 5.00%, 11/1/2022 (c)	25,000	27,863

		1,054,125

General Obligation — 0.1%
City of Kansas City, Improvement and Refunding Series 2012A, GO, 4.50%, 2/1/2024	25,000	26,679
City of Kansas City, Refunding and Improvement Series 2018A, GO, 5.00%, 2/1/2021	105,000	108,371
City of O’Fallon, Improvement Bonds GO, 5.00%, 3/1/2021	25,000	25,903
Springfield School District No. R-12, Missouri Direct Deposit Program Series 2014B, GO, 5.00%, 3/1/2021	70,000	72,513

		233,466

Hospital — 0.1%
Health and Educational Facilities Authority of the State of Missouri, Coxhealth Series 2013A, Rev., 5.00%, 11/15/2022	50,000	54,590
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital
Rev., 5.00%, 9/1/2020	100,000	100,800
Rev., 5.00%, 9/1/2021	230,000	239,209

		394,599

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Hannibal IDA, Healthcare Facilities Rev., 5.00%, 10/1/2020	285,000	288,622
Missouri State Environmental Improvement and Energy Resources Authority, State Revolving Funds Program Series 2015A, Rev., 5.00%, 7/1/2020	75,000	75,297
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015B, Rev., 4.00%, 1/1/2021	25,000	25,566
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water, State Revolving Funds Program

Investments	Principal Amount($)	Value($)
Series 2005-C, Rev., 5.25%, 7/1/2020	80,000	80,333
Series 2013A, Rev., 5.00%, 7/1/2024	60,000	68,698

		538,516

Other Revenue — 0.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien Mass Transit Sales Tax Appropriation Series 2013A, Rev., 5.00%, 10/1/2020	70,000	71,123
City of Kansas City, Special Obligation
Series 2009E, Rev., Zero Coupon, 2/1/2021	100,000	98,993
Series E, Rev., Zero Coupon, 2/1/2024	250,000	233,488
Missouri State Board of Public Buildings
Series 2012A, Rev., 5.00%, 10/1/2020	125,000	127,011
Series 2012A, Rev., 4.00%, 10/1/2023	75,000	75,916
Missouri State Regional Convention and Sports Complex Authority Series 2013A, Rev., 5.00%, 8/15/2020	330,000	333,244

		939,775

Utility — 0.1%
Missouri Joint Municipal Electric Utility Commission, IATAN 2 Project Series 2014A, Rev., 5.00%, 1/1/2022	50,000	53,686
Missouri Joint Municipal Electric Utility Commission, Prairie State Project
Series 2015A, Rev., 5.00%, 12/1/2020	290,000	296,827
Series 2015A, Rev., 5.00%, 12/1/2023	100,000	115,803

		466,316

Water & Sewer — 0.0% (b)
City of Kansas City, Sanitary Sewer System Series 2011A, Rev., 5.00%, 1/1/2022	25,000	25,699

Total Missouri		3,880,386

Nebraska — 0.2%
Education — 0.0%(b)
University of Nebraska Rev., 5.00%, 6/1/2020 (c)	100,000	100,000

General Obligation — 0.1%
City of Omaha GO, 5.25%, 4/1/2021	25,000	26,056
City of Omaha, Various Purpose Series A, GO, 5.00%, 1/15/2021	25,000	25,748

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series A, GO, 4.00%, 11/15/2021	50,000	52,770

		104,574

Housing — 0.0% (b)
Nebraska Investment Finance Authority, Single Family Housing Series 2018C, Rev., 2.13%, 9/1/2022	55,000	56,934

Prerefunded — 0.0% (b)
University of Nebraska, Omaha Student Housing Project Rev., 3.25%, 5/15/2033 (c)	60,000	66,775

Utility — 0.1%
City of Fremont, Combined Utility System
Series 2014B, Rev., 2.00%, 7/15/2020	75,000	75,152
Rev., 3.00%, 10/15/2021	65,000	67,306
City of Lincoln, Electric System Series 2015A, Rev., 5.00%, 9/1/2020	70,000	70,841
Nebraska Public Power District Series A, Rev., 5.00%, 1/1/2021	50,000	51,400

		264,699

Total Nebraska		592,982

Nevada — 0.7%
Education — 0.1%
Nevada System of Higher Education Series 2011A, Rev., 5.00%, 7/1/2020	265,000	266,020

General Obligation — 0.3%
City of Henderson, Limited Tax Series 2012A, GO, 5.00%, 6/1/2023	25,000	27,912
City of Las Vegas, Limited Tax Series 2015C, GO, 5.00%, 9/1/2024	125,000	148,659
Clark County GO, 5.00%, 6/1/2020	25,000	25,000
Clark County, Limited Tax, Additionally Secured by Pledged Series 2016B, GO, 5.00%, 11/1/2024	45,000	53,814
Clark County, Limited Tax, Park Improvement GO, 5.00%, 12/1/2024	25,000	29,978
County of Washoe, Limited Tax, Various Purpose Series 2012A, GO, 3.00%, 3/1/2024	50,000	52,262
Las Vegas Valley Water District Series 2015A, GO, 5.00%, 6/1/2020	225,000	225,000
Las Vegas Valley Water District, Limited Tax Series 2019A, GO, 5.00%, 6/1/2020	100,000	100,000

Investments	Principal Amount($)	Value($)
Series 2017A, GO, 5.00%, 6/1/2022	45,000	49,244
Series 2016A, GO, 5.00%, 6/1/2023	25,000	28,427
State of Nevada, Capital Improvement Series 2010C, GO, 5.00%, 6/1/2023	25,000	25,090
State of Nevada, Capital Improvement and Cultural Affairs
Series 2014A, GO, 5.00%, 4/1/2021	25,000	26,012
Series 2012B, GO, 5.00%, 8/1/2021	30,000	31,699
Series 2015B, GO, 5.00%, 11/1/2022	65,000	72,328
Series 2015B, GO, 5.00%, 11/1/2024	25,000	29,957
Washoe County School District, Limited Tax Series 2012A, GO, 4.00%, 6/1/2020	25,000	25,000
Washoe County School District, Tax Exempt Series 2010F, GO, 5.00%, 6/1/2020	30,000	30,000

		980,382

Other Revenue — 0.0% (b)
County of Clark Rev., 5.00%, 7/1/2020	45,000	45,171

Prerefunded — 0.0% (b)
Washoe County School District, Limited Tax, School Improvement Series 2011-A, GO, 5.00%, 6/1/2023 (c)	40,000	41,924

Transportation — 0.3%
Clark County, Department of Aviation, Nevada Airport System, Subordinate Lien
Series 2019A, Rev., 5.00%, 7/1/2023	140,000	155,407
Series 2019D, Rev., 5.00%, 7/1/2023	520,000	577,226
Series 2019D, Rev., 5.00%, 7/1/2024	300,000	342,483
State of Nevada Highway Improvement Rev., 5.00%, 12/1/2020	35,000	35,851

		1,110,967

Water & Sewer — 0.0% (b)
Truckee Meadows Water Authority, Nevada Water Rev., 5.00%, 7/1/2022	40,000	43,951

Total Nevada		2,488,415

New Hampshire — 0.1%
Hospital — 0.0% (b)
New Hampshire Health and Education Facilities Authority Act Rev., 5.00%, 7/1/2021	25,000	26,289

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Other Revenue — 0.1%
New Hampshire Municipal Bond Bank
Series 2015C, Rev., 4.00%, 8/15/2020	125,000	125,980
Series 2013A, Rev., 5.00%, 8/15/2020	25,000	25,247
Series 2014A, Rev., 5.00%, 8/15/2020	25,000	25,246

		176,473

Total New Hampshire		202,762

New Jersey — 4.9%
Education — 0.3%
New Jersey Economic Development Authority
Series 2015XX, Rev., 5.00%, 6/15/2020	160,000	160,097
Series 2011EE, Rev., 5.00%, 9/1/2020	100,000	100,424
New Jersey Economic Development Authority, School Facilities Construction
Series 2014PP, Rev., 5.00%, 6/15/2020	350,000	350,263
Series 2017DDD, Rev., 5.00%, 6/15/2020	10,000	10,006
New Jersey Educational Facilities Authority Series 2014C, Rev., 5.00%, 9/1/2020	390,000	391,654

		1,012,444

General Obligation — 2.7%
Bernards Township School District Series 2013B, GO, 5.00%, 1/1/2021	20,000	20,551
Borough of Haddon Heights Series A, GO, BAN, 2.00%, 8/6/2020	1,461,980	1,465,854
City of Bridgeton GO, 3.00%, 6/11/2020	650,000	650,455
City of Brigantine, General Improvement GO, 4.00%, 10/15/2022	25,000	27,079
City of Burlington Series 2019A, GO, BAN, 2.50%, 6/2/2020	2,412,000	2,412,145
City of Elizabeth, General Improvement GO, AGM, 3.00%, 4/1/2022	25,000	26,283
GO, 4.00%, 8/15/2022	25,000	27,061
City of Elizabeth, General Improvement and Sewer Utility GO, 3.00%, 4/1/2022	50,000	52,566
City of Jersey City, Qualified Water Improvement Series 2012A-B, GO, AGM, 3.00%, 9/1/2021	25,000	25,843
City of North Wildwood GO, 5.00%, 9/1/2020	10,000	10,115

Investments	Principal Amount($)	Value($)
County of Burlington Series 2013B, GO, 3.50%, 9/1/2020	75,000	75,625
County of Hudson GO, 5.00%, 12/1/2022	25,000	27,859
County of Middlesex GO, 2.00%, 6/1/2020	50,000	50,000
County of Monmouth, Various Purpose Series 2015C, GO, 5.00%, 7/15/2022	30,000	33,057
County of Ocean, College Capital Improvement GO, 5.00%, 11/1/2021	45,000	47,969
County of Passaic Series 2018B, GO, 4.00%, 12/1/2024	165,000	189,342
County of Somerset, Limited Tax GO, 4.00%, 8/1/2020	50,000	50,317
County of Warren, College Bond Act, P.L. 1971, C. 12 as Amended GO, 4.00%, 7/15/2020	25,000	25,111
Flemington Raritan Regional Board of Education GO, 4.00%, 6/15/2021	20,000	20,712
Hainesport Township School District, School Bond Reserve Act, 1980 N.J. Laws C.72, as Amended GO, 5.00%, 1/15/2024	35,000	40,655
Hopewell Valley Regional School District GO, 5.00%, 8/15/2020	75,000	75,718
GO, 3.25%, 1/15/2025	25,000	27,777
Mahwah Township School District GO, 5.00%, 9/15/2020	10,000	10,136
Mansfield Township Board of Education/Warren County GO, 2.50%, 7/15/2020	75,000	75,196
Monroe Township Board of Education/Middlesex County GO, 4.00%, 8/1/2020	30,000	30,180
Mount Olive Township Board of Education GO, 4.00%, 7/15/2021	25,000	26,033
North Brunswick Township Board of Education GO, 5.00%, 7/15/2022	30,000	30,173
Ocean City, General Improvement GO, 4.00%, 9/15/2023	75,000	83,841
Ocean Township Board of Education/Monmouth County GO, 4.00%, 3/1/2021	25,000	25,072
Old Bridge Township Board of Education GO, 4.00%, 7/15/2020	50,000	50,219
Pequannock Township Board of Education GO, 4.00%, 1/15/2025	50,000	57,398
Ramsey School District, Board of Education of The Borough of Ramsey GO, 3.13%, 1/15/2023	25,000	26,840

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Rancocas Valley Regional High School District GO, 5.00%, 2/1/2023	40,000	44,866
River Dell Regional School District GO, 4.00%, 3/1/2022	20,000	21,281
South Brunswick Township Board of Education GO, 4.00%, 8/1/2022	25,000	27,032
State of New Jersey GO, 5.00%, 6/1/2020	150,000	150,000
Toms River Board of Education GO, 2.00%, 7/15/2020	130,000	130,259
Township of Cherry Hill, General Improvement and Sewer Utility GO, 4.00%, 8/15/2020	75,000	75,588
Township of East Amwell GO, 4.00%, 2/15/2023	25,000	27,405
Township of Edison GO, 4.00%, 6/1/2020	40,000	40,000
Township of Frelinghuysen Series 2019, GO, BAN, 2.50%, 6/4/2020	1,971,471	1,971,786
Township of Harrison GO, 3.00%, 8/1/2020	100,000	100,468
Township of Little Falls GO, BAN, 2.00%, 12/11/2020	533,638	538,275
Township of Livingston GO, BAN, 2.00%, 10/9/2020	200,000	201,222
Township of Moorestown, Water and Sewer Utility GO, 5.00%, 2/1/2023	25,000	28,098
Township of Pequannock, Sewer Utility GO, 4.00%, 4/1/2022	25,000	26,740
Township of Readington, General Improvement GO, 5.00%, 1/15/2025	25,000	29,946
Township of Toms River, General Improvement and Golf Utility Improvement GO, 3.00%, 12/15/2023	30,000	32,698

		9,242,846

Hospital — 0.1%
Bergen County Improvement Authority (The), New Bridge Medical Center Project Series 2019A, Rev., GTD, 4.00%, 9/1/2020	310,000	312,402
New Jersey Economic Development Authority Rev., AMBAC, Zero Coupon, 1/1/2021	70,000	69,700
New Jersey Health Care Facilities Financing Authority Rev., 4.00%, 7/1/2020	50,000	50,152

		432,254

Housing — 0.3%
New Jersey Housing & Mortgage Finance Agency, Oceanport Gardens Series B, Rev., 2.02%, 8/1/2020 (d)	100,000	100,237

Investments	Principal Amount($)	Value($)
New Jersey Housing and Mortgage Finance Agency, Multifamily Conduit, Garden Spires Project Series 2018A, Rev., 2.02%, 8/1/2020(d)	690,000	691,484
New Jersey Housing and Mortgage Finance Agency, Multifamily Conduit, Georgia King Village Project Series 2018-E, Rev., 2.45%, 10/1/2020(d)	100,000	100,616

		892,337

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
Passaic County Utilities Authority, Solid Waste Disposal Rev., GTD, 4.50%, 3/1/2024	75,000	85,703

Other Revenue — 1.1%
Camden County Improvement Authority (The) Series 2011A, Rev., GTD, 4.00%, 9/1/2021	35,000	36,557
Camden County Improvement Authority (The), Guaranteed Lease
Series 2012A, Rev., GTD, 5.00%, 9/1/2021	50,000	52,994
Series 2015A, Rev., GTD, 5.00%, 9/1/2024	25,000	29,593
Camden County Improvement Authority (The), Guaranteed Open Space Project Rev., GTD, 5.00%, 6/1/2023	50,000	54,547
Essex County Improvement Authority Rev., GTD, 5.00%, 12/15/2020	50,000	51,304
Garden State Preservation Trust Series 2012A, Rev., 4.00%, 11/1/2021	250,000	255,102
Hudson County Improvement Authority, Guttenberg Project Rev., GTD, 4.00%, 8/1/2020	25,000	25,154
Middlesex County Improvement Authority, Capital Equipment and Improvement Rev., GTD, 4.00%, 9/15/2020	25,000	25,277
New Jersey Building Authority Series 2013A, Rev., 5.00%, 6/15/2021	125,000	127,018
New Jersey Infrastructure Bank
Series 2012A-R, Rev., 4.00%, 9/1/2022	30,000	32,514
Series 2017A-R2, Rev., 4.00%, 9/1/2022	35,000	37,933
Series 2012A-R, Rev., 4.00%, 9/1/2023	30,000	33,539
New Jersey Infrastructure Bank, Environmental Infrastructure Series 2010A, Rev., 3.25%, 9/1/2024	40,000	40,279

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Somerset County Improvement Authority, Bridgewater, Hillsborough and Bernards Property Acquisition Projects Rev., GTD, 4.00%, 10/1/2022	25,000	27,145
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2020	1,970,000	1,970,000
Series A, Rev., 5.00%, 6/1/2022	265,000	284,162
Series A, Rev., 5.00%, 6/1/2023	780,000	862,243

		3,945,361

Prerefunded — 0.0%(b)
New Jersey Economic Development Authority, MSU Student Housing Project Series 2010A, Rev., 5.88%, 6/1/2042 (c)	30,000	30,000

Transportation — 0.4%
New Jersey Transportation Trust Fund Authority
Series 2011A, Rev., 5.00%, 6/15/2020	175,000	175,107
Series 2011B, Rev., 5.00%, 6/15/2020	570,000	570,348
Series 2012AA, Rev., 5.00%, 6/15/2020	230,000	230,140
Series 1999A, Rev., 5.75%, 6/15/2020	60,000	60,053
Series 2005B, Rev., NATL-RE, 5.50%, 12/15/2020	160,000	161,912
Series 2006A, Rev., 5.25%, 12/15/2021	30,000	30,814
Rev., Zero Coupon, 12/15/2023	65,000	57,586
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2013AA, Rev., 5.00%, 6/15/2020	100,000	100,061
New Jersey Transportation Trust Fund Authority, Transportation System Rev., AMBAC, 4.38%, 12/15/2020	115,000	115,693

		1,501,714

Total New Jersey		17,142,659

New Mexico — 0.5%
Education — 0.0%(b)
University of New Mexico (The) Series 2014C, Rev., 5.00%, 6/1/2020	25,000	25,000

General Obligation — 0.0%(b)
City of Albuquerque, General Purpose Series A, GO, 4.00%, 7/1/2020	55,000	55,171

Investments	Principal Amount($)	Value($)
Hospital — 0.0%(b)
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Series 2015A, Rev., 5.00%, 8/1/2020	25,000	25,193

Other Revenue — 0.4%
City of Albuquerque Rev., 4.00%, 7/1/2020	20,000	20,062
City of Las Cruces Rev., 5.00%, 6/1/2020	30,000	30,000
County of Dona Ana, Gross Receipts Tax Rev., 2.00%, 5/1/2021	315,000	319,448
County of Santa, Capital Outlay Gross Receipts Tax Series 2010-B, Rev., 4.00%, 6/1/2020	35,000	35,000
New Mexico Finance Authority
Series 2016A, Rev., 5.00%, 6/1/2020	170,000	170,000
Series 2018C-1, Rev., 5.00%, 6/15/2020	80,000	80,140
New Mexico Finance Authority, Senior Lien Public Project Revolving Funds
Series 2016E, Rev., 5.00%, 6/1/2020	25,000	25,000
Series 2015C, Rev., 3.00%, 6/1/2021	50,000	51,404
Series 2013A, Rev., 4.00%, 6/1/2021	20,000	20,761
Series 2016C, Rev., 5.00%, 6/1/2021	25,000	26,200
Series 2010A-1, Rev., 4.00%, 6/1/2023	25,000	25,000
Series 2017A, Rev., 5.00%, 6/1/2023	55,000	62,628
New Mexico Finance Authority, Subordinate Lien Public Project Revolving Funds
Series 2017D, Rev., 5.00%, 6/15/2022	25,000	27,391
Series 2017D, Rev., 5.00%, 6/15/2023	80,000	91,230
Series 2019C-1, Rev., 5.00%, 6/15/2023	40,000	45,615
Series 2017B, Rev., 3.50%, 6/15/2024	50,000	56,152
Series 2018C-1, Rev., 4.00%, 6/15/2024	30,000	34,291
State of New Mexico Severance Tax Permanent Fund Series 2016B, Rev., 4.00%, 7/1/2020	45,000	45,140
State of New Mexico, Severance Tax Permanent Fund Series 2010A, Rev., 5.00%, 7/1/2020	20,000	20,078

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series A-1, Rev., 3.00%, 7/1/2021	100,000	100,211

		1,285,751

Prerefunded — 0.0%(b)
New Mexico Hospital Equipment Loan Council Series 2012A, Rev., 5.00%, 8/1/2042 (c)	100,000	110,038

Transportation — 0.1%
New Mexico Finance Authority, State Transportation Commission Senior Lien
Rev., 2.50%, 6/15/2020	45,000	45,039
Series 2010-B, Rev., 5.00%, 6/15/2023	85,000	85,303
New Mexico Finance Authority, State Transportation Commission Subordinate Lien Series B-2, Rev., 5.00%, 6/15/2022	25,000	27,364
New Mexico Finance Authority, State Transportation, Senior Lien
Series 2010B, Rev., 5.00%, 6/15/2020	50,000	50,089
Series 2010B, Rev., 5.00%, 6/15/2024	60,000	60,211
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2010A-2, Rev., 5.00%, 12/15/2020	25,000	25,652

		293,658

Water & Sewer — 0.0%(b)
Albuquerque Bernalillo County Water Utility Authority, Senior Lien Rev., 5.00%, 7/1/2020	20,000	20,078
Albuquerque Bernalillo County Water Utility Authority, Senior Lien Joint Water and Sewer System Improvement
Rev., 5.00%, 7/1/2020	60,000	60,234
Rev., 5.00%, 7/1/2022	25,000	27,486

		107,798

Total New Mexico		1,902,609

New York — 6.3%
Education — 0.4%
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project Series 2016A, Rev., 5.00%, 5/1/2021	40,000	41,756
Monroe County Industrial Development Corp., School Facilities, Rochester Schools Modernization Project
Rev., 5.00%, 5/1/2021	50,000	52,067
Series 2012A, Rev., 5.00%, 5/1/2021	25,000	26,034

Investments	Principal Amount($)	Value($)
New York State Dormitory Authority
Series 2011A, Rev., 4.00%, 7/1/2020	15,000	15,047
Rev., 5.00%, 7/1/2020	15,000	15,058
Series 2017A, Rev., 5.00%, 7/1/2020	125,000	125,489
New York State Dormitory Authority, Columbia University Series 2011A, Rev., 5.00%, 10/1/2022	50,000	51,965
New York State Dormitory Authority, Cornell University Series 1990B, Rev., 5.00%, 7/1/2023	55,000	55,216
New York State Dormitory Authority, School Districts Bond Financing Program Series 2017F, Rev., 5.00%, 10/1/2021	750,000	798,015

		1,180,647

General Obligation — 2.8%
Albany County, Various Purpose Series 2019A, GO, 5.00%, 9/15/2022	20,000	22,174
Ardsley Union Free School District GO, 5.00%, 6/1/2020	25,000	25,000
Cherry Valley-Springfield Central School District Series B, GO, BAN, 2.00%, 6/26/2020	1,500,000	1,501,155
City of New York
Series 1991B, GO, Zero Coupon, 6/1/2020	200,000	200,000
Series A, GO, 3.00%, 8/1/2020	25,000	25,116
Series B, GO, 4.00%, 8/1/2020	20,000	20,125
Series A, GO, 5.00%, 8/1/2020	30,000	30,237
Series C, GO, 5.00%, 8/1/2020	85,000	85,672
Series G, GO, 5.00%, 8/1/2020	40,000	40,317
Series C, GO, 5.00%, 8/1/2021	35,000	36,914
Series I, GO, 5.00%, 8/1/2021	50,000	52,734
Series C, GO, 5.00%, 8/1/2022	200,000	220,154
Series 1, GO, 5.00%, 8/1/2023	240,000	273,799
Series A, GO, 5.00%, 8/1/2024	20,000	23,538
Series E, GO, 5.00%, 8/1/2024	35,000	41,191
City of New York, Fiscal Year 1994 Series 1994A, GO, 5.00%, 8/1/2023	125,000	131,721
City of New York, Fiscal Year 2008 Series 2008J-7, GO, 4.00%, 8/1/2020	100,000	100,627

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of New York, Fiscal Year 2011
Subseries 2011I-1, GO, 3.50%, 8/1/2020	25,000	25,136
Series 2011E, GO, 4.00%, 8/1/2020	25,000	25,157
Series 2011B, GO, 5.00%, 8/1/2020	50,000	50,395
City of New York, Fiscal Year 2012
Series 2012F, GO, 4.00%, 8/1/2020	75,000	75,470
Series 2012B, GO, 5.00%, 8/1/2020	25,000	25,198
City of New York, Fiscal Year 2013
Series 2013J, GO, 5.00%, 8/1/2020	50,000	50,395
Series 2013J, GO, 5.00%, 8/1/2024	250,000	281,755
City of New York, Fiscal Year 2014
Series 2014B, GO, 5.00%, 8/1/2020	25,000	25,198
Series G, GO, 5.00%, 8/1/2020	25,000	25,198
Series 2014J, GO, 5.00%, 8/1/2022	50,000	55,038
Series 2014I-1, GO, 5.00%, 3/1/2024	75,000	87,058
City of New York, Fiscal Year 2015
Series 2015A, GO, 5.00%, 8/1/2020	100,000	100,791
Series 2015C, GO, 5.00%, 8/1/2020	20,000	20,158
Series 2015B, GO, 5.00%, 8/1/2021	20,000	21,094
City of New York, Fiscal Year 2018
Series 2018A, GO, 5.00%, 8/1/2020	50,000	50,396
Series 2018B-1, GO, 4.00%, 10/1/2020	70,000	70,885
Series 2018C, GO, 5.00%, 8/1/2021	45,000	47,461
Series 2018F-1, GO, 4.00%, 4/1/2025	30,000	34,500
City of New York, Fiscal Year 2019
Series 2019A, GO, 4.00%, 8/1/2020	10,000	10,062
Series 2019E, GO, 5.00%, 8/1/2020	25,000	25,198
Series B, GO, 5.00%, 8/1/2020	45,000	45,356
City of White Plains, Public Improvement Series 2017C, GO, 3.00%, 3/1/2021	30,000	30,638
Clarence Central School District, Erie County GO, 5.00%, 6/15/2021	75,000	78,732
Commack Union Free School District GO, 4.00%, 11/15/2020	25,000	25,433
County of Dutchess, Public Improvement GO, 5.00%, 5/1/2021	25,000	26,064

Investments	Principal Amount($)	Value($)
County of Orange, Various Purpose Series 2015A, GO, AGM, 5.00%, 3/1/2021	25,000	25,903
County of Sullivan, Public Improvement GO, 3.00%, 5/15/2021	45,000	46,216
County of Ulster, Public Improvement GO, 5.00%, 11/15/2021	25,000	26,748
County of Warren, Public Improvement GO, AGM, 5.00%, 7/15/2021	30,000	31,585
County of Westchester
Series 2011A, GO, 5.00%, 10/15/2020	30,000	30,542
Series 2011B, GO, 4.00%, 7/1/2022	100,000	104,044
De Ruyter Central School District GO, BAN, 2.25%, 7/10/2020	1,862,800	1,865,371
East Meadow Union Free School District GO, 5.00%, 8/15/2020	40,000	40,392
Greece Central School District GO, 5.00%, 6/15/2020	20,000	20,034
Hauppauge Union Free School District GO, 5.00%, 8/1/2020	50,000	50,395
Herricks Union Free School District Series 2014A, GO, 2.00%, 5/1/2021	20,000	20,330
Irvington Union Free School District GO, 4.00%, 8/15/2020	20,000	20,155
Morrisville-Eaton Central School District GO, BAN, 1.75%, 5/28/2021	1,750,000	1,761,183
New Hyde Park-Garden City Park Union Free School District GO, 5.00%, 11/15/2020	20,000	20,437
Newburgh City School District GO, 5.00%, 9/1/2020	25,000	25,294
Niagara Falls City School District GO, BAN, 2.25%, 7/10/2020	275,000	275,388
North Colonie Central School District GO, 4.00%, 7/15/2020	25,000	25,112
North Rose-Wolcott Central School District GO, BAN, 2.00%, 6/30/2020	300,000	300,369
Northport-East Northport Union Free School District Series 2013A, GO, 4.00%, 4/1/2021	20,000	20,632
Oyster Bay-East Norwich Central School District GO, 5.00%, 9/15/2020	25,000	25,348
Putnam Valley Central School District GO, 4.00%, 6/15/2020	25,000	25,035
Rocky Point Union Free School District GO, 5.00%, 6/1/2020	75,000	75,000
Sachem Central School District GO, 5.00%, 8/15/2021	20,000	21,163

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Shenendehowa Central School District Series 2011B, GO, 4.00%, 1/15/2021	25,000	25,596
Simi Valley Unified School District GO, 5.00%, 10/15/2020	50,000	50,892
Skaneateles Central School District GO, 4.00%, 6/15/2020	15,000	15,021
South Country Central School District at Brookhaven GO, 5.00%, 10/15/2020	25,000	25,450
Spencerport Central School District GO, 4.00%, 6/15/2020	55,000	55,074
Town of Brookhaven, Public Improvement Series 2013B, GO, 2.00%, 1/15/2021	100,000	101,145
Town of Erwin GO, 4.00%, 9/15/2020	15,000	15,164
Town of Islip, Public Improvement Series 2016B, GO, 4.00%, 10/15/2020	75,000	76,072
Union Springs Central School District GO, 4.00%, 6/15/2020	50,000	50,070
Victor Central School District Series 2019A, GO, BAN, 2.00%, 6/19/2020	165,000	165,120
West Babylon Union Free School District Series 2011B, GO, 5.00%, 8/1/2020	20,000	20,158
Westhill Central School District, Onondaga County GO, BAN, 2.00%, 6/26/2020	100,000	100,106
Yorktown Central School District GO, 2.00%, 10/1/2022	110,000	114,200

		9,813,984

Hospital — 0.0% (b)
New York State Dormitory Authority Series 2012-1, Rev., 4.00%, 7/1/2020	20,000	20,060
New York State Dormitory Authority, Department of Health Series 2016A, Rev., 5.00%, 7/1/2022	35,000	38,527
New York State Dormitory Authority, Mental Health Services Facilities Series 2010A, Rev., 3.75%, 8/15/2020	30,000	30,208

		88,795

Other Revenue — 1.1%
City of Troy Capital Resources Corp., Rensselaer Polytechnic Institute Project Rev., 5.00%, 8/1/2020	145,000	145,853
New York City Transitional Finance Authority Building Aid
Series 2015S-1, Rev., 5.00%, 7/15/2020 (c)	10,000	10,058
Series S-1, Rev., 5.00%, 7/15/2020	20,000	20,114

Investments	Principal Amount($)	Value($)
New York City Transitional Finance Authority Future Tax Secured Series 2018B-1, Rev., 5.00%, 8/1/2020	20,000	20,156
New York City Transitional Finance Authority, Fiscal Year 2003 Subseries 13, Rev., 5.00%, 11/1/2020	235,000	239,625
New York City Transitional Finance Authority, Future Tax Secured Series 2012F-1, Rev., 5.00%, 5/1/2021	40,000	41,730
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries A-1, Rev., 5.00%, 11/1/2020	40,000	40,787
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011
Series F, Rev., 3.63%, 11/1/2020	25,000	25,350
Series 2011D-1, Rev., 5.00%, 2/1/2021	25,000	25,785
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012
Series 2012A, Rev., 5.00%, 11/1/2020	25,000	25,492
Series 2012E-1, Rev., 5.00%, 2/1/2022	25,000	26,957
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.14%, 6/9/2020 (d)	1,955,000	1,955,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series 2014C, Rev., 4.00%, 11/1/2020	25,000	25,388
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016
Series 2016C, Rev., 5.00%, 11/1/2021	40,000	42,662
Series 2016E-1, Rev., 5.00%, 2/1/2025	25,000	29,898
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017C, Rev., 5.00%, 11/1/2020	60,000	61,181
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series B, Subseries B-1, Rev., 5.00%, 8/1/2020	40,000	40,312

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020
Series A, Subseries A-1, Rev., 5.00%, 5/1/2021	25,000	26,081
Series 2020B-1, Rev., 5.00%, 11/1/2021	45,000	47,995
New York State Dormitory Authority, State Sales Tax
Series 2013A, Rev., 5.00%, 3/15/2024	340,000	384,792
Series 2016A, Rev., 5.00%, 3/15/2024	50,000	58,182
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2011A, Rev., 5.00%, 8/15/2020	25,000	25,249
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program, Green Bonds Series 2016B, Rev., 4.00%, 8/15/2021	25,000	26,168
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series 2015A, Rev., 5.00%, 10/15/2020	65,000	66,152
Series 2015A, Rev., 4.00%, 10/15/2021	25,000	26,313
Series 2015A, Rev., 5.00%, 10/15/2021	25,000	26,654
Series 2015A, Rev., 5.00%, 10/15/2022	20,000	22,321
Westchester Tobacco Asset Securitization Corp. Series B, Rev., 5.00%, 6/1/2021	260,000	266,274

		3,752,529

Prerefunded — 0.0% (b)
New York City Water & Sewer System Series 2010FF, Rev., 5.00%, 6/15/2025 (c)	80,000	80,139
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 1999-B, Rev., 5.50%, 1/1/2030 (c)	20,000	21,709

		101,848

Special Tax — 0.6%
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2012A, Rev., 3.00%, 12/15/2020	25,000	25,374
Series 2012A, Rev., 5.00%, 12/15/2020	40,000	41,026
Series 2016D, Rev., 4.00%, 2/15/2021	25,000	25,662

Investments	Principal Amount($)	Value($)
Series 2014A, Rev., 5.00%, 2/15/2021	70,000	72,343
Series 2017A, Rev., 5.00%, 2/15/2021	90,000	93,000
Series 2012A, Rev., 5.00%, 12/15/2021	50,000	53,639
Series 2016D, Rev., 5.00%, 2/15/2023	40,000	44,798
Series 2012E, Rev., 5.00%, 2/15/2024	400,000	430,032
Series 2019D, Rev., 5.00%, 2/15/2024	40,000	46,413
Series 2018A, Rev., 5.00%, 3/15/2024	525,000	610,916
New York State Dormitory Authority, State Personal Income Tax, Tax Exempt Series 2017B, Rev., 5.00%, 2/15/2023	330,000	369,587
New York State Environmental Facilities Corp., State Personal Income Tax Series 2007A, Rev., 5.25%, 12/15/2020	25,000	25,675
New York State Thruway Authority, State Personal Income Tax, Transportation
Series 2012A, Rev., 5.00%, 3/15/2021	25,000	25,936
Series 2013A, Rev., 5.00%, 3/15/2021	35,000	36,310
New York State Urban Development Corp., State Personal Income Tax
Series 2013D, Rev., 5.00%, 3/15/2021	25,000	25,936
Series 2011A, Rev., 4.00%, 3/15/2024	250,000	256,810
Series 2014A, Rev., 5.00%, 3/15/2024	25,000	29,132

		2,212,589

Transportation — 1.1%
Metropolitan Transportation Authority
Series 2019E, Rev., BAN, 4.00%, 9/1/2020	100,000	100,146
Series 2018C, Subseries C-1, Rev., BAN, 5.00%, 9/1/2020	1,175,000	1,186,915
Subseries 2008B-4, Rev., 5.00%, 11/15/2021	20,000	21,036
Series 2019A, Rev., BAN, 5.00%, 3/1/2022	375,000	390,457
Metropolitan Transportation Authority, Dedicated Tax
Series 2002B-3D, Rev., (SIFMA Municipal Swap Index Yield + 1.00%), 1.14%, 6/9/2020 (e)	750,000	747,172
Series 2016A, Rev., 5.00%, 11/15/2023	100,000	111,811

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value ($)
Series 2012A, Rev., 5.00%, 11/15/2024	510,000	550,775
Series 2013B-1, Rev., 5.00%, 11/15/2024	125,000	138,954
Metropolitan Transportation Authority, Dedicated Tax Fund Series A, Rev., 5.00%, 11/15/2020	145,000	147,366
Metropolitan Transportation Authority, Dedicated Tax, Green Bond Series 2017A, Rev., 5.00%, 11/15/2020	195,000	198,182
New York State Thruway Authority Highway and Bridge Trust Fund Series 2011A-1, Rev., 5.00%, 4/1/2021	50,000	52,004
Port Authority of New York and New Jersey, Consolidated, 180th Series Series 180, Rev., 5.00%, 6/1/2020	100,000	100,000

		3,744,818

Utility — 0.1%
Long Island Power Authority, Electric System Series 2016B, Rev., 5.00%, 9/1/2023	200,000	227,056

Water & Sewer — 0.2%
Albany Municipal Water Finance Authority, Second Resolution Series 2011A, Rev., 5.00%, 12/1/2020	45,000	46,064
Buffalo Municipal Water Finance Authority Series 2015A, Rev., 5.00%, 7/1/2020	175,000	175,658
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series 2011GG, Rev., 5.00%, 6/15/2021	65,000	68,262
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2012 Series 2012EE, Rev., 4.00%, 6/15/2023	50,000	53,808
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2016 Subseries 2016CC-1, Rev., 4.00%, 6/15/2021	20,000	20,797
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2018 Series 2018FF, Rev., 5.00%, 6/15/2021	25,000	26,255

Investments	Principal Amount($)	Value ($)
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2019 Series 2019DD-2, Rev., 5.00%, 6/15/2024	35,000	38,855
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series 2011GG, Rev., 4.00%, 6/15/2020	95,000	95,133
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012 Series 2012EE, Rev., 5.00%, 6/15/2020	75,000	75,132
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution Series 2012A, Rev., 3.00%, 6/15/2021	25,000	25,750

		625,714

Total New York		21,747,980

North Carolina — 2.0%
Certificate of Participation/Lease — 0.1%
City of Charlotte, Convention Facility Projects Series 2019A, COP, 5.00%, 6/1/2024	50,000	58,637
City of Charlotte, Equipment Acquisition and Public Facilities
Series 2015C, COP, 5.00%, 12/1/2020	75,000	76,815
Series 2010A, COP, 5.00%, 10/1/2022	50,000	50,794

		186,246

Education — 0.4%
Appalachian State University Series A, Rev., 5.00%, 10/1/2022	40,000	44,113
University of North Carolina at Chapel Hill Series 2009-A, Rev., VRDO, LIQ: TD Bank NA, 0.12%, 6/9/2020 (d)	525,000	525,000
University of North Carolina, School of The Arts
Rev., 5.00%, 2/1/2023 (f)	185,000	202,745
Rev., 5.00%, 2/1/2024 (f)	150,000	169,085
Rev., 5.00%, 2/1/2025 (f)	295,000	340,117

		1,281,060

General Obligation — 0.1%
City of Charlotte Series 2012A, GO, 5.00%, 7/1/2021	25,000	26,311

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Winston-Salem Series 2016D, GO, 3.00%, 6/1/2020	30,000	30,000
County of Davidson GO, 4.00%, 6/1/2020	25,000	25,000
County of Durham GO, 5.00%, 10/1/2020	20,000	20,323
County of Guilford
Series 2010-D, GO, 5.00%, 8/1/2020	25,000	25,200
GO, 4.00%, 3/1/2021	25,000	25,723
County of Guilford, Public Improvement Series 2017A, GO, 5.00%, 5/1/2022	40,000	43,674
County of Johnston Series 2010B, GO, 4.00%, 2/1/2021	25,000	25,642
County of Lincoln Series 2011A, GO, 4.00%, 6/1/2020	30,000	30,000
County of Mecklenburg Series 2016A, GO, 5.00%, 9/1/2020	25,000	25,302
State of North Carolina
Series 2016B, GO, 5.00%, 6/1/2020	25,000	25,000
Series 2015A, GO, 5.00%, 6/1/2022	25,000	27,411
Town of Apex GO, 5.00%, 6/1/2020	25,000	25,000
Town of Cary Series 2017B, GO, 4.00%, 6/1/2020	50,000	50,000
Town of Garner, Public Improvement GO, 5.00%, 8/1/2020	25,000	25,200
Township of Smithville GO, 4.00%, 6/1/2020	25,000	25,000

		454,786

Hospital — 0.4%
Charlotte-Mecklenburg Hospital Authority (The), Carolinas Healthcare System Health Care Series 2016A, Rev., 5.00%, 1/15/2025	250,000	295,575
North Carolina Medical Care Commission, Duke University Health Systems Series 2016A, Rev., 5.00%, 6/1/2020	635,000	635,000
North Carolina Medical Care Commission, Health Care Facilities, Wake Forest Baptist Obligated Group Series 2012B, Rev., 5.00%, 12/1/2020	250,000	255,757
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group

Investments	Principal Amount($)	Value($)
Series 2019B, Rev., 2.20%, 12/1/2022 (d)	60,000	60,856

		1,247,188

Housing — 0.2%
Durham Housing Authority, Morreene Road Apartments Rev., 1.30%, 10/1/2020 (d)	100,000	100,254
North Carolina Housing Finance Agency, Catawba Pines Apartments Rev., 2.00%, 9/1/2020 (d)	500,000	501,625

		601,879

Other Revenue — 0.2%
City of Raleigh, Limited Obligation Rev., 5.00%, 2/1/2024	50,000	58,429
County of Buncombe Series 2010A, Rev., 5.00%, 6/1/2020	25,000	25,000
County of Dare Series 2013A, Rev., 4.00%, 6/1/2022	25,000	26,823
County of Dare, Limited Obligation Series 2012D, Rev., 4.00%, 6/1/2020	30,000	30,000
County of Henderson, Limited Obligation Series 2018A, Rev., 4.00%, 6/1/2021	20,000	20,730
County of Iredell Rev., 5.00%, 12/1/2020	225,000	230,456
County of Johnston Rev., 4.00%, 6/1/2020	65,000	65,000
County of Wake Series 2016A, Rev., 5.00%, 12/1/2020	25,000	25,608
Orange County Public Facilities Co. Rev., 4.00%, 10/1/2020	25,000	25,319
State of North Carolina
Series 2011B, Rev., 5.00%, 11/1/2020	25,000	25,506
Series 2014B, Rev., 5.00%, 6/1/2021	40,000	41,941
State of North Carolina, Limited Obligation Series 2014C, Rev., 5.00%, 5/1/2021	50,000	52,223

		627,035

Prerefunded — 0.6%
Durham Capital Financing Corp., Limited Obligation Bonds Rev., GTD, 5.00%, 6/1/2024 (c)	60,000	65,750
Durham Housing Authority, JFK Towers Project Series 2012A, Rev., 5.00%, 12/1/2035 (c)	450,000	489,924

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
North Carolina Eastern Municipal Power Agency Series 2010A, Rev., 5.00%, 1/1/2023 (c)	25,000	25,671
North Carolina Medical Care Commission Series 2010A, Rev., 5.00%, 6/1/2035 (c)	1,670,000	1,670,000

		2,251,345

Transportation — 0.0% (b)
North Carolina Turnpike Authority, Monroe Connector System Rev., 3.00%, 7/1/2022	60,000	61,504

Water & Sewer — 0.0% (b)
City of Greensboro, Combined Water and Sewer System Rev., 5.00%, 6/1/2021	25,000	26,213
City of Winston-Salem, Stormwater System Rev., 4.00%, 6/1/2020	40,000	40,000

		66,213

Total North Carolina		6,777,256

North Dakota — 0.5%
General Obligation — 0.0% (b)
City of Fargo Series 2015B, GO, 5.00%, 5/1/2021	50,000	52,190

Housing — 0.3%
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Series C, Rev., 1.75%, 7/1/2021	900,000	910,422

Other Revenue — 0.1%
City of Fargo, NSDU Development Foundation Project Series 2012A, Rev., 3.00%, 12/1/2021	50,000	51,363
North Dakota Public Finance Authority, Capital Finance Program Series A, Rev., 1.75%, 11/1/2023	430,000	441,047
North Dakota Public Finance Authority, State Revolving Fund Program Series 2011A, Rev., 5.00%, 10/1/2020	30,000	30,481

		522,891

Water & Sewer — 0.1%
City of Bismarck, Sanitary Sewer Rev., 5.00%, 5/1/2021	200,000	208,760

Total North Dakota		1,694,263

Ohio — 6.5%
Certificate of Participation/Lease — 0.1%
Eastwood Local School District COP, 3.00%, 6/1/2020	105,000	105,000
State of Ohio, Bureau of Criminal Investigation Records System Project COP, 4.00%, 3/1/2022	30,000	31,813

Investments	Principal Amount($)	Value($)
State of Ohio, Department of Administrative Services, Enterprise Data Center Solutions Projects COP, 5.00%, 9/1/2023	100,000	114,779
State of Ohio, Treasury Management System Project Series 2014A, COP, 5.00%, 9/1/2021	30,000	31,700

		283,292

Education — 0.2%
Bowling Green State University, A State University of Ohio Series 2017B, Rev., 5.00%, 6/1/2020	35,000	35,000
City of Akron, Income Tax, Community Learning Centers
Rev., 4.00%, 12/1/2020	50,000	50,959
Series 2012A, Rev., 4.00%, 12/1/2020	25,000	25,479
Series 2012A, Rev., 5.00%, 12/1/2021	30,000	32,161
Rev., 5.00%, 12/1/2022	35,000	39,049
Series 2012A, Rev., 5.00%, 12/1/2022	25,000	27,337
Port of Greater Cincinnati Development Authority, Mariemont City School District Project Rev., 5.00%, 12/1/2024	200,000	239,336
University of Akron (The), General Receipts Series 2019A, Rev., 4.00%, 1/1/2021	325,000	330,723
University of Cincinnati, General Receipts Series 2014D, Rev., 5.00%, 6/1/2020	45,000	45,000

		825,044

General Obligation — 0.6%
Bellbrook-Sugarcreek Local School District, Ohio School Improvement Unlimited Tax
GO, 4.00%, 12/1/2020	35,000	35,666
GO, 4.00%, 12/1/2021	30,000	31,699
Central Ohio Solid Waste Authority, Limited Tax, Solid Waste Facilities GO, 5.00%, 12/1/2023	45,000	52,299
Cincinnati City School District, School Improvement GO, 4.50%, 6/1/2020	45,000	45,000
City of Avon Lake, Limited Tax, Utilities Improvement GO, 5.00%, 12/1/2020	140,000	143,282
City of Avon, Tax-Exempt Street Improvement Special Assessment, Limited Tax GO, 2.00%, 12/1/2021	100,000	102,492
City of Cincinnati, Unlimited Tax Series 2016A, GO, 4.00%, 12/1/2020	50,000	50,961

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Columbus, Various Purpose, Unlimited Tax Series 2012-1, GO, 3.00%, 7/1/2021	25,000	25,769
City of Reynoldsburg GO, 5.00%, 12/1/2020	60,000	61,403
Coldwater Exempted Village School District, School Facilities Construction and Improvement GO, 3.00%, 12/1/2023 (f)	380,000	406,657
Columbus City School District, Franklin County, School Facilities Construction and Improvement GO, 4.00%, 12/1/2020	25,000	25,463
County of Cuyahoga, Capital Improvement
Series A, GO, 5.00%, 12/1/2020	50,000	51,207
Series A, GO, 4.00%, 12/1/2024	25,000	25,451
Huber Heights City School District, School Improvement GO, 5.00%, 12/1/2020	30,000	30,711
Johnstown-Monroe Local School District, School Facilities Construction and Improvement GO, Zero Coupon, 12/1/2021	200,000	198,788
Lake Local School District GO, 4.00%, 12/1/2020	25,000	25,468
Lakota Local School District/Butler County, Unlimited Tax GO, 5.00%, 12/1/2020	30,000	30,724
North Royalton City School District, School Improvement Bonds, Unlimited Tax GO, 4.00%, 12/1/2020	75,000	76,427
Perrysburg Exempted Village School District, Unlimited Tax GO, 5.00%, 12/1/2023	30,000	34,628
Reading Community City School District Series 2016A, GO, 3.00%, 11/1/2020	25,000	25,276
State of Ohio
Series 2013B, GO, 5.00%, 6/15/2020	20,000	20,036
Series 2010A, GO, 4.50%, 8/1/2020	25,000	25,183
Series 2009B, GO, 5.00%, 8/1/2020	25,000	25,203
State of Ohio, Common Schools
Series 2010C, GO, 2.50%, 9/15/2020	100,000	100,704
Series 2013A, GO, 5.00%, 9/15/2022	75,000	83,206
State of Ohio, Conservation Projects Series 2018A, GO, 2.00%, 3/1/2021	50,000	50,724

Investments	Principal Amount($)	Value($)
State of Ohio, Higher Education
Series 2011A, GO, 5.00%, 9/15/2020	25,000	25,355
Series 2018A, GO, 5.00%, 2/1/2021	25,000	25,819
Series 2014A, GO, 4.00%, 5/1/2024	50,000	57,063
State of Ohio, Infrastructure Improvement
Series 2009B, GO, 3.25%, 8/1/2020	20,000	20,105
Series 2011B, GO, 4.00%, 8/1/2020	25,000	25,162
Series 2015A, GO, 5.00%, 9/1/2020	50,000	50,613
Westlake City School District, Unlimited Tax, School Improvement GO, 4.00%, 12/1/2022	30,000	31,628

		2,020,172

Hospital — 2.0%
City of Middleburg Heights, General Health Center Project Series 2012A, Rev., 4.00%, 8/1/2020	10,000	10,057
County of Allen, Catholic Healthcare Partners Series 2012A, Rev., 5.00%, 5/1/2021	100,000	103,592
County of Allen, Hospital Facilities, Catholic Healthcare Partners Series B, Rev., 4.13%, 9/1/2020	100,000	100,778
County of Allen, Hospital Facilities, Mercy Health
Series 2017A, Rev., 5.00%, 8/1/2021	480,000	501,869
Series 2017A, Rev., 5.00%, 8/1/2024	300,000	345,717
State of Ohio, Capital Facilities Lease, Mental Health Facilities Improvement Fund Projects
Series 2015A, Rev., 5.00%, 2/1/2021	125,000	128,979
Series 2016A, Rev., 5.00%, 6/1/2022	25,000	27,347
Series 2016A, Rev., 5.00%, 6/1/2023	30,000	34,112
Series 2015A, Rev., 5.00%, 2/1/2024	170,000	197,782
State of Ohio, University Hospitals Health System, Inc. Series B, Rev., VRDO, 0.54%, 6/1/2020 (d)	5,500,000	5,500,000

		6,950,233

Housing — 0.7%
Cuyahoga Metropolitan Housing Authority, Riverside Park Phase II Project Series 2019, Rev., 2.00%, 4/1/2021 (d)	1,110,000	1,121,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Lucas-Plaza Housing Development Corp., Plaza Sector 8 Assisted Project Rev., FHA, Zero Coupon, 6/1/2024 (c)	600,000	584,634
Ohio Housing Finance Agency Rev., 1.75%, 6/1/2021 (d)	470,000	475,400
Ohio Housing Finance Agency, Sem Manor Project Rev., 1.40%, 9/1/2020	130,000	130,052
Ohio State Building Authority Series 2011B, Rev., 5.00%, 10/1/2020	20,000	20,322
State of Ohio
Series 2016A, Rev., 4.00%, 10/1/2020	130,000	131,641
Series 2016D, Rev., 4.00%, 10/1/2020	20,000	20,252

		2,483,301

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Ohio Water Development Authority, Water Pollution Control Loan Fund Rev., 5.25%, 12/1/2020	40,000	41,018

Other Revenue — 1.6%
City of Whitehall Rev., 2.25%, 12/9/2020	1,115,000	1,125,927
Franklin County Convention Facilities Authority, Tax and Lease Anticipation Bonds
Rev., 5.00%, 12/1/2023	50,000	57,450
Rev., 5.00%, 12/1/2024	25,000	29,611
RiverSouth Authority, Riversouth Area Redevelopment Series 2012A, Rev., 4.00%, 12/1/2020	250,000	254,795
State of Ohio, Capital Facilities Lease Appropriation, Adult Correctional Building Fund Projects Series 2013A, Rev., 5.00%, 10/1/2020	25,000	25,398
State of Ohio, Cultural and Sports Facilities Building Fund Projects Series 2016A, Rev., 5.00%, 10/1/2023	30,000	34,540
Tender Option Bond Trust Receipts/Certificates Series C, Rev., VRDO, LIQ: Citibank NA, 0.34%, 6/9/2020 (d)(g)	4,000,000	4,000,000

		5,527,721

Prerefunded — 0.2%
County of Allen, Catholic Healthcare Partners
Series 2010B, Rev., 4.75%, 9/1/2027 (c)	110,000	111,236
Series 2010A, Rev., 5.00%, 6/1/2038 (c)	135,000	135,000
County of Butler, Hospital Facilities Rev., 5.50%, 11/1/2040 (c)	150,000	153,255

Investments	Principal Amount($)	Value($)
County of Montgomery, Catholic Health Initiatives Series 2008D-2, Rev., 5.45%, 10/1/2038 (c)	120,000	140,771
State of Ohio, Capital Facilities Lease-Appropriation Series 2013B, Rev., 5.00%, 4/1/2027 (c)	25,000	26,002
State of Ohio, Infrastructure Improvement Series 2011A, GO, 5.00%, 9/1/2026 (c)	20,000	20,240

		586,504

Transportation — 0.3%
City of Cleveland, Airport System Series 2016A, Rev., AGM, 5.00%, 1/1/2021	85,000	86,983
Cleveland-Cuyahoga County Port Authority, Cleveland Museum Art Project (The)
Rev., 5.00%, 10/1/2020	60,000	60,924
Rev., 3.50%, 10/1/2021	100,000	101,080
Rev., 5.00%, 10/1/2022	420,000	425,200
Ohio Turnpike and Infrastructure Commission, Junior Lien, Infrastructure Project Series 2013A-1, Rev., 5.00%, 2/15/2025	100,000	111,415
State of Ohio, Major New State Infrastructure Project
Series 2012-1, Rev., 5.00%, 12/15/2020	210,000	215,422
Series 2018-1, Rev., 5.00%, 12/15/2020	105,000	107,711
Series 2016-1, Rev., 5.00%, 12/15/2023	25,000	29,001
Series 2018-1, Rev., 5.00%, 12/15/2023	35,000	40,602
Series 2012-1, Rev., 5.00%, 12/15/2024	55,000	60,001

		1,238,339

Utility — 0.7%
American Municipal Power, Inc., Electric System Improvement, City of Hubbard Project Rev., 2.25%, 3/4/2021	165,000	165,952
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010D, Rev., 5.00%, 2/15/2021	100,000	103,311
American Municipal Power, Inc., Village of Carey Project Rev., BAN, 2.25%, 12/3/2020	765,000	768,267
American Municipal Power, Inc., Village of Genoa Project Rev., BAN, 2.25%, 12/10/2020	615,000	617,724
American Municipal Power, Inc., Village of Woodsfield Project Rev., BAN, 2.25%, 1/22/2021	220,000	221,005

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Lancaster Port Authority, Gas Supply
Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 8/1/2021	300,000	315,048
Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 2/1/2022	190,000	203,321

		2,394,628

Water & Sewer — 0.1%
County of Hamilton, Sewer System Improvement, Metropolitan Sewer District of Greater Cincinnati (The) Series 2014A, Rev., 5.00%, 12/1/2020	170,000	174,114
Ohio Water Development Authority Rev., 5.50%, 6/1/2020	70,000	70,000
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2014B, Rev., 5.00%, 12/1/2020	75,000	76,815

		320,929

Total Ohio		22,671,181

Oklahoma — 1.2%
Education — 0.7%
McClain County Economic Development Authority Rev., 4.00%, 9/1/2022	265,000	283,796
Oklahoma Agricultural and Mechanical Colleges, Oklahoma State University
Series 2010C, Rev., 3.00%, 8/1/2020 (c)	250,000	251,138
Series 2010C, Rev., 4.38%, 8/1/2035	100,000	100,684
Oklahoma Development Finance Authority, State System of Higher Education Master Equipment Lease Series 2014A, Rev., 3.00%, 6/1/2022	25,000	26,093
Oklahoma Development Finance Authority, State System of Higher Education Master Real Property Lease
Series 2020A, Rev., 4.00%, 6/1/2021	220,000	227,135
Series 2013A, Rev., 3.00%, 6/1/2022	25,000	26,093
Series 2020A, Rev., 4.00%, 6/1/2022	250,000	265,870
Series 2020A, Rev., 4.00%, 6/1/2023	260,000	283,904
Series 2020A, Rev., 4.00%, 6/1/2024	445,000	497,403
University of Oklahoma (The) Series 2016A, Rev., 5.00%, 7/1/2023	250,000	278,635

		2,240,751

Investments	Principal Amount($)	Value($)
General Obligation — 0.1%
Canadian County Independent School District No. 69 Mustang, Combined Purpose
GO, 3.00%, 4/1/2022	20,000	20,955
GO, 2.00%, 6/1/2023	45,000	47,109
Oklahoma City GO, 5.00%, 3/1/2021	25,000	25,911
Oklahoma County Independent School District No. 12, Edmond School District GO, 3.00%, 3/1/2021	65,000	66,328
Oklahoma County Independent School District No. 52 Midwest City-Del City, Combined Purpose Series 2018B, GO, 3.00%, 7/1/2021	50,000	51,422
Oklahoma County Independent School District No. 89 Oklahoma City
GO, 2.00%, 7/1/2020	60,000	60,080
GO, 3.00%, 7/1/2020	50,000	50,108
Tulsa County Independent School District No. 5 Jenks, Public School Combined Purpose GO, 2.00%, 6/1/2020	150,000	150,000

		471,913

Hospital — 0.1%
Oklahoma Development Finance Authority, Pontotoc County Health Department Rev., 3.00%, 4/1/2021	190,000	193,452

Housing — 0.1%
Oklahoma Housing Finance Agency Rev., 1.60%, 1/1/2022 (d)	75,000	75,722
Oklahoma Housing Finance Agency, Sooner Haven Apartments Rev., 2.37%, 10/1/2020 (d)	170,000	171,034

		246,756

Other Revenue — 0.2%
Edmond Public Works Authority, Sales Tax and Utility System Rev., 5.00%, 7/1/2020	20,000	20,077
Oklahoma Capitol Improvement Authority
Series 2018D, Rev., 2.00%, 7/1/2020	40,000	40,047
Series 2010A, Rev., 5.00%, 7/1/2020	60,000	60,216
Oklahoma Development Finance Authority Series 2011D, Rev., 3.00%, 6/1/2020	25,000	25,000
Tulsa County Industrial Authority, Capital Improvement Rev., 3.00%, 9/1/2020	100,000	100,684
Tulsa Public Facilities Authority Rev., 3.00%, 6/1/2020	180,000	180,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Tulsa Public Facilities Authority, Capital Improvements
Rev., 3.00%, 6/1/2023	110,000	117,204
Rev., 5.00%, 6/1/2024	100,000	116,843

		660,071

Transportation — 0.0% (b)
Oklahoma Department of Transportation
Series 2018A, Rev., GAN, 5.00%, 9/1/2020	50,000	50,592
Series 2018A, Rev., GAN, 5.00%, 9/1/2022	20,000	22,109

		72,701

Utility — 0.0% (b)
Claremore Public Works Authority, Utility System Rev., 4.00%, 6/1/2020	40,000	40,000
Oklahoma Development Finance Authority, Repair Project Rev., 3.00%, 6/1/2020	90,000	90,000

		130,000

Water & Sewer — 0.0% (b)
Oklahoma Water Resources Board, Revolving Fund, Master Trust, Drinking Water Program Rev., 5.00%, 4/1/2021	50,000	52,012

Total Oklahoma		4,067,656

Oregon — 0.7%
General Obligation — 0.2%
City of Lake Oswego Series 2015A, GO, 2.00%, 6/1/2020	25,000	25,000
City of Portland, Limited Tax, Police Training Facility Project Series 2012B, GO, 4.00%, 6/1/2020	75,000	75,000
City of Wilsonville, Clackamas and Washington Counties, Fall Faith and Credit Obligations GO, 4.00%, 6/1/2022	25,000	25,884
County of Clackamas, Full Faith and Credit GO, 5.00%, 6/1/2020	10,000	10,000
Deschutes County Administrative School District No. 1 Bend-La Pine GO, 5.00%, 6/15/2020	15,000	15,026
Lane County School District No. 4J Eugene GO, 4.00%, 6/15/2020	25,000	25,035
Lincoln County School District Series 2011A, GO, 5.00%, 6/15/2020	205,000	205,355
State of Oregon
Series 2018E, GO, 2.10%, 6/1/2020	100,000	100,000
Series L, GO, 5.00%, 11/1/2020	25,000	25,509

Investments	Principal Amount($)	Value($)
Series N, GO, 5.00%, 12/1/2020	45,000	46,100
State of Oregon, Article XI-G Community College Projects Series J, GO, 3.00%, 8/1/2020	25,000	25,119
State of Oregon, Veterans Welfare Series 91, GO, 3.15%, 12/1/2020	25,000	25,033

		603,061

Hospital — 0.0% (b)
Hospital Facilities Authority of Multnomah County Oregon, Adventist Health System Rev., 5.00%, 3/1/2025 (d)	75,000	84,863

Housing — 0.4%
Oregon State Housing and Community Services Department, Single Family Mortgage Program
Series 2020A, Rev., 0.88%, 1/1/2024 (f)	470,000	469,793
Series 2020A, Rev., 0.90%, 7/1/2024 (f)	630,000	629,603
State of Oregon Housing & Community Services Department Rev., 1.45%, 6/1/2022 (d)	240,000	243,744

		1,343,140

Other Revenue — 0.0% (b)
Oregon State Bond Bank, Business Development Department Series 201A-1, Rev., 3.50%, 1/1/2022	25,000	25,312

Transportation — 0.1%
Tri-County Metropolitan Transportation District of Oregon Series 2018A, Rev., 5.00%, 10/1/2020	200,000	203,150

Water & Sewer — 0.0% (b)
City of Portland, Sewer System, First Lien Series 2014A, Rev., 5.00%, 10/1/2020	30,000	30,485
Metropolitan Wastewater Management Commission Rev., 5.00%, 11/1/2020	25,000	25,503

		55,988

Total Oregon		2,315,514

Pennsylvania — 3.4%
Education — 0.4%
Northampton County General Purpose Authority
Rev., 5.00%, 10/1/2020	75,000	75,527
Rev., 5.00%, 10/1/2021	225,000	231,203
Pennsylvania Higher Educational Facilities Authority
Rev., 4.00%, 6/15/2020	40,000	40,046
Rev., 5.00%, 8/15/2020	105,000	105,936

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pennsylvania Higher Educational Facilities Authority, Bryn Mawr College
Rev., 5.00%, 12/1/2023	25,000	28,819
Rev., 5.00%, 12/1/2024	70,000	83,424
Pennsylvania State University (The)
Series 2015B, Rev., 5.00%, 9/1/2022	50,000	55,261
Series B, Rev., VRDO, 1.58%, 6/1/2031 (d)	560,000	560,000
State Public School Building Authority Series 2014B, Rev., 5.00%, 9/1/2020	50,000	50,526
Union County Higher Educational Facilities Financing Authority, Bucknell University Series 2013A, Rev., 5.00%, 4/1/2021	45,000	46,807

		1,277,549

General Obligation — 0.5%
Berks County GO, 4.00%, 11/15/2021	25,000	25,433
Borough of Columbia GO, 3.00%, 6/15/2022	50,000	52,492
Carlisle Area School District, Limited Tax GO, 3.00%, 9/1/2024	25,000	27,621
Chambersburg Area School District Series A, GO, 5.00%, 3/1/2021	25,000	25,847
City of Philadelphia Series 2017A, GO, 5.00%, 8/1/2020	25,000	25,178
Commonwealth of Pennsylvania GO, 5.00%, 7/1/2020	160,000	160,627
County of Allegheny Series C-65, GO, 5.00%, 5/1/2021	25,000	26,071
County of Dauphin GO, 5.00%, 11/15/2021	45,000	48,145
County of Delaware GO, 5.00%, 10/1/2020	35,000	35,563
County of Lancaster GO, 5.00%, 5/1/2023	25,000	28,282
County of Lancaster, Commonwealth of Pennsylvania Series 2017C, GO, 4.00%, 11/1/2022	20,000	21,744
County of Lycoming Series B, GO, AGM, 2.25%, 8/15/2020	25,000	25,094
County of Montgomery Series 2009C, GO, 5.00%, 12/15/2023	25,000	25,089
County of Northampton Series B, GO, 5.00%, 10/1/2020 (c)	20,000	20,320

Investments	Principal Amount($)	Value($)
County of York
Series A, GO, 4.00%, 6/1/2022	35,000	37,590
GO, 4.00%, 12/1/2022	30,000	32,670
Series 2016A, GO, 3.00%, 12/1/2023	30,000	32,617
Derry Township School District Series 2015A, GO, 4.00%, 9/1/2020	25,000	25,223
Fleetwood Area School District GO, 4.00%, 6/1/2020	45,000	45,000
Hamburg Area School District GO, 5.00%, 4/1/2023	20,000	22,590
Hollidaysburg Area School District GO, 4.00%, 3/15/2021	100,000	102,782
Ligonier Valley School District Series 2016A, GO, 5.00%, 3/1/2022	25,000	27,014
Manheim Township School District Series 2018B, GO, 2.00%, 2/1/2021	25,000	25,263
Marple Newtown School District GO, 5.00%, 6/1/2020	20,000	20,000
Methacton School District
Series A, GO, 4.00%, 9/15/2020	10,000	10,103
GO, 4.00%, 3/1/2022	25,000	26,547
North Penn School District Series 2019A, GO, 3.00%, 1/15/2025	30,000	33,383
Owen J Roberts School District Series 2016A, GO, 3.00%, 8/15/2021	25,000	25,791
Parkland School District GO, 4.00%, 4/15/2021	30,000	30,934
Pennsbury School District
GO, 2.50%, 8/1/2020	50,000	50,173
Series 2015B, GO, 4.00%, 2/1/2022	25,000	25,618
Springfield School District Delaware County GO, 4.00%, 9/1/2021	50,000	52,353
Susquehanna Township School District
GO, 4.00%, 5/15/2021	35,000	36,262
GO, 4.00%, 5/15/2022	130,000	139,490
Township of Dover GO, 3.00%, 9/1/2021	25,000	25,804
Township of Lower Merion Series 2014A, GO, 2.00%, 7/15/2020	100,000	100,140
Township of Lower Paxton
GO, 4.00%, 4/1/2021	35,000	36,056
GO, 4.00%, 4/1/2024	30,000	33,996
Township of North Coventry GO, AGM, 2.00%, 11/15/2020	30,000	30,042
Township of Susquehanna GO, 3.00%, 10/1/2021	25,000	25,937
Trinity Area School District GO, AGM, 4.00%, 11/1/2020 (c)	30,000	30,471

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Tuscarora School District GO, 2.00%, 4/1/2021	50,000	50,070
Upper Moreland Township School District GO, 2.00%, 9/1/2020	170,000	170,204
West Jefferson Hills School District GO, 3.00%, 8/1/2024	25,000	27,384

		1,879,013

Hospital — 0.0% (b)
DuBois Hospital Authority, Penn Highlands Healthcare Series 2018, Rev., 5.00%, 7/15/2020	55,000	55,268

Housing — 1.2%
Indiana County Industrial Development Authority, Residential Revival Indiana Student Housing Project Series 2017C, Rev., BAN, 1.45%, 9/1/2020	4,000,000	3,989,760
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2019-130A, Rev., 1.40%, 4/1/2024	260,000	265,320

		4,255,080

Industrial Development Revenue/Pollution Control Revenue — 0.4%
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Series 2019, Rev., 4.00%, 12/1/2021	100,000	101,131
Series 2019, Rev., 4.00%, 12/1/2022	100,000	101,647
Series 2019, Rev., 4.00%, 12/1/2023	125,000	127,575
Pennsylvania Economic Development Financing Authority Series 2017A, Rev., 4.00%, 11/15/2020	80,000	81,122
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Rev., 2.80%, 12/1/2021 (d)	100,000	102,744
Philadelphia Authority for Industrial Development Rev., VRDO, LOC: TD Bank NA, 0.12%, 6/9/2020 (d)	700,000	700,000

		1,214,219

Other Revenue — 0.2%
Commonwealth Financing Authority, Tobacco Master Settlement Payment Series 2018, Rev., 5.00%, 6/1/2020	300,000	300,000
Urban Redevelopment Authority of Pittsburgh, Crawford Square Apartments Project Rev., 0.60%, VRDO, 12/1/2020 (d)	285,000	285,000

		585,000

Investments	Principal Amount($)	Value($)
Prerefunded — 0.0% (b)
Pennsylvania Higher Educational Facilities Authority Series 2011A, Rev., 5.00%, 9/1/2027 (c)	50,000	51,783
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Series B, Rev., 5.00%, 12/1/2026 (c)	50,000	53,610
South Fork Municipal Authority, Conemaugh Valley Memorial Hospital Series B, Rev., AGC, 5.38%, 7/1/2035 (c)	45,000	45,187

		150,580

Transportation — 0.7%
Pennsylvania Turnpike Commission
Series 2nd, Rev., VRDO, LOC: TD Bank NA, 0.12%, 6/9/2020 (d)	2,245,000	2,245,000
Series A, Rev., AGM, 5.25%, 7/15/2020	50,000	50,305

		2,295,305

Utility — 0.0%(b)
Philadelphia Gas Works Co. Rev., 5.00%, 8/1/2020	10,000	10,063

Total Pennsylvania		11,722,077

Rhode Island — 1.4%
Education — 0.0% (b)
Rhode Island Health & Educational Building Corp. Series 2019A, Rev., 5.00%, 5/15/2021	25,000	26,119
Rhode Island Health and Educational Building Corp., Brown University Issue Rev., 5.00%, 9/1/2021	25,000	26,475

		52,594

General Obligation — 0.1%
State of Rhode Island, Consolidated Capital Development Loan
Series 2014D, GO, 5.00%, 8/1/2020	25,000	25,200
Series 2010A, GO, 5.00%, 10/1/2020	100,000	101,616
Series 2012A, GO, 5.00%, 8/1/2022	25,000	27,514
Town of North Kingstown Series 2015A, GO, 5.00%, 7/15/2021	45,000	47,429

		201,759

Hospital — 0.0% (b)
Rhode Island Health & Educational Building Corp. Series 2016A, Rev., 5.00%, 5/15/2021	150,000	154,296

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund Series 2010A, Rev., 4.00%, 10/1/2020	30,000	30,382
Series 2014A, Rev., 4.00%, 10/1/2020	45,000	45,574

		75,956

Other Revenue — 1.2%
Tobacco Settlement Financing Corp. Series 2015A, Rev., 5.00%, 6/1/2020	4,000,000	4,000,000

Transportation — 0.1%
Rhode Island Commerce Corp., Department of Transportation
Series 2016A, Rev., 5.00%, 6/15/2020	80,000	80,129
Series 2016-A, Rev., GRAN, 5.00%, 6/15/2022	335,000	364,892

		445,021

Total Rhode Island		4,929,626

South Carolina — 0.4%
Education — 0.1%
Clemson University, Higher Educational Facilities Rev., 5.00%, 5/1/2023	30,000	33,863
Greenville County School District, South Carolina Project
Rev., 5.00%, 12/1/2020	30,000	30,723
Rev., 5.00%, 12/1/2021	75,000	80,391
Rev., 5.00%, 12/1/2022	25,000	27,879
University of South Carolina, Athletic Facilities Series 2017A, Rev., 5.00%, 5/1/2021	50,000	52,190
University of South Carolina, Higher Education
Rev., 5.00%, 5/1/2024	25,000	27,059
Rev., 5.00%, 5/1/2025	20,000	24,089

		276,194

General Obligation — 0.1%
Beaufort County School District Series 2018B, GO, SCSDE, 5.00%, 3/1/2021	50,000	51,818
County of Charleston Series 2014A, GO, 2.00%, 6/1/2020	50,000	50,000
Fort Mill School District No. 4 Series 2013B, GO, SCSDE, 5.00%, 3/1/2021	35,000	36,262
Horry County School District GO, SCSDE, 5.00%, 3/1/2021	50,000	51,803
Lexington County School District No. 1 Series 2019B, GO, SCSDE, 5.00%, 2/1/2021	30,000	30,961

Investments	Principal Amount($)	Value($)
State of South Carolina, Highway Series A, GO, 5.00%, 10/1/2020	25,000	25,402

		246,246

Hospital — 0.1%
Lexington County Health Services District, Inc. Rev., 5.00%, 11/1/2022	200,000	218,084

Other Revenue — 0.1%
County of Charleston Rev., 5.00%, 12/1/2020	100,000	102,425
Town of Summerville, Hospitality Fee Pledge Series 2015B, Rev., 5.00%, 10/1/2023	300,000	338,373

		440,798

Utility — 0.0% (b)
Piedmont Municipal Power Agency Series 2017B, Rev., 5.00%, 1/1/2024	100,000	114,805

Water & Sewer — 0.0% (b)
Anderson Regional Joint Water System Series 2011A, Rev., 5.00%, 7/15/2020	25,000	25,144
City of Anderson, Water and Sewer System Rev., AGM, 5.00%, 7/1/2020	15,000	15,058

		40,202

Total South Carolina		1,336,329

South Dakota — 0.3%
General Obligation — 0.2%
Brookings School District No. 005-1 GO, 3.00%, 7/1/2020	25,000	25,054
Rapid City Area School District No. 51-4/SD, Go Limited Tax Capital Outlay Refunding Certificate GO, 4.00%, 8/1/2023	630,000	697,927

		722,981

Housing — 0.0% (b)
South Dakota Board of Regents, Housing and Auxiliary Facility System Series 2013A, Rev., 5.00%, 4/1/2021	70,000	72,481
South Dakota Housing Development Authority Series B, Rev., 2.70%, 11/1/2021	20,000	20,607

		93,088

Other Revenue — 0.1%
South Dakota State Building Authority
Series 2011A, Rev., 5.00%, 9/1/2021	60,000	63,585
Series 2019A, Rev., 4.00%, 6/1/2024	30,000	34,255
Series 2014D, Rev., 5.00%, 9/1/2024	25,000	29,790

		127,630

Total South Dakota		943,699

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Tennessee — 1.5%
General Obligation — 0.2%
City of Memphis, General Improvement
Series 2010D, GO, 5.00%, 7/1/2022	85,000	85,328
Series D, GO, 5.00%, 7/1/2023	300,000	301,158
City of Morristown GO, 4.00%, 10/1/2024	100,000	104,798
City of Pigeon Forge GO, 5.00%, 6/1/2020	20,000	20,000
County of Bradley GO, 5.00%, 6/1/2021	20,000	20,964
County of Robertson GO, 5.00%, 5/1/2021	75,000	78,314
County of Sumner GO, 5.00%, 6/1/2020	10,000	10,000
County of Williamson GO, 4.00%, 4/1/2021	30,000	30,958
Metropolitan Government of Nashville and Davidson County GO, 5.00%, 7/1/2022	25,000	27,475
State of Tennessee Series A, GO, 5.00%, 9/1/2020	30,000	30,361
Town of Greeneville GO, 3.00%, 6/1/2020	25,000	25,000

		734,356

Hospital — 0.1%
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 5.00%, 7/1/2020	75,000	75,232
Rutherford County Health and Educational Facilities Board Rev., 2.50%, 11/1/2020 (d)	75,000	75,584

		150,816

Housing — 0.8%
Columbia Housing and Redevelopment Corp., Multi-Family Housing, Northridge Project Rev., 2.40%, 9/1/2021 (d)	100,000	102,450
Highlands Residential Services, Walnut Village Project Series 2019, Rev., GNMA COLL, 1.80%, 4/1/2021 (d)	50,000	50,471
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multifamily Housing, Dandridge Towers Project Rev., 1.87%, 7/1/2020 (d)	2,160,000	2,161,901
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multifamily Housing, Trevecca Towers I/East Project Rev., 2.00%, 1/1/2021 (d)	300,000	302,433

		2,617,255

Investments	Principal Amount($)	Value($)
Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Pigeon Forge Industrial Development Board Rev., 5.00%, 6/1/2022	50,000	52,136

Prerefunded — 0.4%
Chattanooga Health Educational and Housing Facility Board, Catholic Health Initiatives Series 2013A, Rev., 5.25%, 1/1/2045 (c)	400,000	449,312
Johnson City Health and Educational Facilities Board, Mountain States Health Alliance Series 2010-A, Rev., 6.50%, 7/1/2038 (c)	850,000	854,224

		1,303,536

Utility — 0.0% (b)
City of Chattanooga, Electric System Series A, Rev., 5.00%, 9/1/2020	45,000	45,541
City of Knoxville, Tennessee Electric System Series EE, Rev., 5.00%, 7/1/2020	20,000	20,075
Harpeth Valley Utilities District of Davidson and Williamson Counties Rev., 3.00%, 9/1/2020	25,000	25,177
Metropolitan Government of Nashville and Davidson County, Electric Revenue Series 2015A, Rev., 5.00%, 5/15/2021	45,000	47,108

		137,901

Water & Sewer — 0.0% (b)
City of Memphis, Sanitary Sewerage System Rev., 5.00%, 10/1/2020	20,000	20,318
Metropolitan Government of Nashville and Davidson County, Water and Sewer Revenue Series 2010-A, Rev., 5.00%, 7/1/2027	100,000	100,386

		120,704

Total Tennessee		5,116,704

Texas — 9.8%
Education — 0.6%
Alamo Community College District, Financing System Senior lien Series 2012A, Rev., 5.00%, 11/1/2020	20,000	20,400
Austin Community College District Public Facility Corp., Lease, Hays New Campus Project Rev., 4.00%, 8/1/2022	25,000	26,969

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Austin Community College District Public Facility Corp., Lease, Highland Campus Building 3000 Project Series 2018A, Rev., 5.00%, 8/1/2020	35,000	35,279
Austin Community College District, Combined Fee
Series 2014A, Rev., 5.00%, 2/1/2021	45,000	46,432
Series 2016A, Rev., 4.00%, 2/1/2023	125,000	136,968
Clifton Higher Education Finance Corp., Idea Public Schools
Series 2014, Rev., PSF-GTD, 5.00%, 8/15/2020	75,000	75,730
Rev., 4.80%, 8/15/2021 (c)	215,000	221,201
Houston Community College System, Senior Lien Rev., 5.00%, 4/15/2025	200,000	200,426
Houston Community College System, Senior Lien Student Fee Rev., 5.00%, 4/15/2021	160,000	160,341
Houston Independent School District Public Facility Corp., Capital Appreciation Projects, Cesar E Chavez High School Series 1998A, Rev., AMBAC, Zero Coupon, 9/15/2020	40,000	39,960
Permanent University Fund, Texas A&M University System
Rev., 5.00%, 7/1/2020	80,000	80,310
Series A, Rev., 5.00%, 7/1/2020	35,000	35,136
Permanent University Fund, University of Texas System Series 2006B, Rev., 5.00%, 7/1/2020	345,000	346,352
San Antonio Education Facilities Corp., Trinity University Project Rev., 5.00%, 6/1/2024	50,000	56,821
Texas State Technical College, Constitutional Appropriation Rev., 5.00%, 10/15/2020	50,000	50,899
Texas State University System Series 2019A, Rev., 4.00%, 3/15/2021	50,000	51,520
Texas Tech University, Financing System and Improvement 14th Series 2012A, Rev., 5.00%, 8/15/2024	40,000	42,322
Texas Woman’s University, Financing System Rev., 4.00%, 7/1/2020	40,000	40,120
University of Houston Series 2017A, Rev., 5.00%, 2/15/2025	45,000	54,018
University of North Texas, Financing System
Series 2017A, Rev., 5.00%, 4/15/2021	25,000	26,033
Series 2018A, Rev., 5.00%, 4/15/2023	30,000	33,807
Rev., 5.00%, 4/15/2024	40,000	40,140

Investments	Principal Amount($)	Value($)
University of Texas System (The), Board of Regents, Financing System Series A, Rev., 5.00%, 8/15/2020	20,000	20,199
University of Texas System (The), Financing System
Series 2010A, Rev., 3.00%, 8/15/2020	110,000	110,649
Series 2010B, Rev., 5.00%, 8/15/2020	40,000	40,398
Series 2016H, Rev., 5.00%, 8/15/2020	20,000	20,199
Series 2010B, Rev., 5.00%, 8/15/2021	25,000	26,457

		2,039,086

General Obligation — 5.1%
Alamo Community College District, Maintenance Tax Notes GO, 5.00%, 2/15/2022	25,000	25,842
Aledo Independent School District GO, PSF-GTD, Zero Coupon, 2/15/2022	85,000	84,476
Amarillo College GO, 5.00%, 2/15/2021	35,000	36,192
Amarillo College, Limited Tax GO, 3.00%, 2/15/2021	30,000	30,600
Amarillo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/1/2021	45,000	46,451
Arlington Independent School District, Unlimited Tax School Building GO, PSF-GTD, 4.00%, 2/15/2021	30,000	30,813
Austin Community College District GO, 5.00%, 8/1/2020	40,000	40,320
Austin Community College District, Limited Tax
GO, 5.00%, 8/1/2020	25,000	25,200
GO, 5.00%, 8/1/2023	30,000	31,642
Austin Independent School District, Unlimited Tax Series 2013A, GO, PSF-GTD, 4.50%, 8/1/2020	50,000	50,358
Austin Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 8/1/2020	25,000	25,200
Barbers Hill Independent School District, Unlimited Tax GO, 5.00%, 2/15/2021	30,000	31,019
Bastrop Independent School District Series 2013A, GO, PSF-GTD, 3.00%, 2/15/2023	205,000	214,309
Bexar County Hospital District, Limited Tax
GO, 5.00%, 2/15/2022	25,000	26,985
GO, 5.00%, 2/15/2023	200,000	225,186

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Bexar County Hospital District, Political Subdivision GO, 5.00%, 2/15/2021	40,000	41,319
Brazosport Independent School District, Unlimited Tax Series 2012A, GO, PSF-GTD, 3.00%, 2/15/2021	55,000	56,104
Buna Independent School District, School Building GO, PSF-GTD, 2.25%, 8/15/2023	160,000	164,493
City of Abilene GO, 5.00%, 2/15/2024	25,000	29,165
City of Allen, General Improvement GO, 4.00%, 8/15/2020	25,000	25,191
City of Baytown GO, 4.50%, 2/1/2021	60,000	61,686
City of Brownsville GO, 4.00%, 2/15/2022	265,000	281,313
City of Bryan GO, 3.00%, 8/15/2022	25,000	26,268
City of Cedar Hill GO, 5.00%, 2/15/2021	40,000	41,330
City of Cedar, General Improvement GO, 5.00%, 2/15/2021	80,000	82,666
City of Celina, Waterworks and Sewer System, Limited Pledge GO, 2.00%, 9/1/2020	50,000	50,225
City of College Station, General Improvement GO, 3.00%, 2/15/2021	50,000	50,982
City of Dallas GO, 5.00%, 2/15/2021	75,000	77,570
City of Deer Park GO, 3.00%, 3/15/2024	25,000	27,348
City of Del Rio GO, 5.00%, 6/1/2020	50,000	50,000
City of Del Rio, Combination Tax GO, AGM, 3.00%, 6/1/2021	50,000	51,343
City of Denton, General Improvement GO, 3.00%, 2/15/2021	25,000	25,500
City of Edinburg GO, 5.00%, 3/1/2022	20,000	21,607
City of El Paso GO, 5.00%, 8/15/2021	30,000	31,751
City of El Paso, Refunding and Improvement GO, 5.00%, 8/15/2021	25,000	26,460
City of Farmers Branch, General Improvement GO, 4.00%, 2/15/2025	35,000	40,661
City of Frisco GO, 5.00%, 2/15/2021	25,000	25,844
City of Frisco, Combination Tax and Limited Surplus Series 2016A, GO, 4.00%, 2/15/2021	85,000	87,273

Investments	Principal Amount($)	Value($)
City of Grand Prairie, Combination Tax Series 2013A, GO, 5.00%, 2/15/2021	65,000	67,181
City of Hutto GO, 5.00%, 2/1/2021	110,000	113,425
City of Lakeway GO, 4.00%, 2/1/2024	45,000	50,722
City of Laredo GO, 5.00%, 2/15/2024	25,000	28,797
City of Leander GO, 3.00%, 8/15/2020	100,000	100,545
City of Leander, Combination Tax GO, 5.00%, 8/15/2025	40,000	40,389
City of Lewisville GO, 5.00%, 2/15/2021	30,000	31,022
City of Lubbock Series 2016A, GO, 4.00%, 2/15/2021	30,000	30,811
City of McKinney
GO, 5.00%, 8/15/2020	25,000	25,247
GO, 5.00%, 8/15/2021	25,000	26,453
City of Midlothian, Combination Tax, Navarro College District GO, 3.00%, 8/15/2024	25,000	27,555
City of Paris GO, 4.50%, 12/15/2020	30,000	30,678
City of Pasadena, Harris County Series 2012A, GO, 5.00%, 2/15/2024	55,000	55,193
City of Pearland, Permanent Improvement GO, 4.00%, 3/1/2022	25,000	26,593
City of Pflugerville, Limited Tax GO, 4.00%, 8/1/2020	50,000	50,309
City of Round Rock, Williamson and Travis Counties GO, 3.00%, 8/15/2023	25,000	25,143
City of Sachse, Combination Tax and Limited Surplus Series 2017A, GO, 4.00%, 2/15/2025	65,000	74,794
City of San Antonio GO, 4.50%, 8/1/2021	25,000	26,261
City of San Marcos GO, 3.00%, 8/15/2021	25,000	25,819
City of Waco, Combination Tax GO, 5.00%, 2/1/2024	20,000	23,348
Clear Lake City Water Authority, Waterworks and Sewer System, Combination Unlimited Tax
GO, 4.00%, 3/1/2021 (f)	125,000	127,944
GO, 4.00%, 3/1/2022 (f)	105,000	110,704
GO, 4.00%, 3/1/2023 (f)	145,000	156,883
Clint Independent School District GO, PSF-GTD, 4.00%, 8/15/2020	25,000	25,196
Columbia-Brazoria Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/1/2025	200,000	220,776

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Comal Independent School District, Unlimited Tax School Building
Series 2015A, GO, PSF-GTD, 5.00%, 2/1/2021	50,000	51,612
GO, PSF-GTD, 5.00%, 2/1/2025	25,000	30,179
Series B, GO, PSF-GTD, 5.00%, 2/1/2025	25,000	29,105
County of Bexar
Series B, GO, 5.00%, 6/15/2020	40,000	40,071
Series B, GO, 5.00%, 6/15/2021	20,000	21,010
County of Bexar, Flood Control GO, 5.00%, 6/15/2024	45,000	53,395
County of Brazos, Limited Tax GO, 5.00%, 9/1/2020	70,000	70,822
County of Dallas, Unlimited Tax GO, 5.00%, 8/15/2020	180,000	181,777
County of Galveston, Limited Tax GO, 5.00%, 2/1/2024	50,000	58,211
County of Hidalgo GO, 5.00%, 8/15/2021	45,000	47,532
County of Montgomery, Limited Tax GO, 5.00%, 3/1/2021	25,000	25,886
County of Smith, Limited Tax GO, 4.00%, 8/15/2020	35,000	35,274
County of Taylor, Limited Tax
GO, 5.00%, 2/15/2021	20,000	20,681
GO, 5.00%, 2/15/2025	30,000	36,198
County of Travis Series 2019A, GO, 5.00%, 3/1/2021	30,000	31,086
County of Williamson, Limited Tax GO, 5.00%, 2/15/2021	35,000	36,197
Cypress-Fairbanks Independent School District, Unlimited Tax, School Building Bonds
GO, PSF-GTD, 5.00%, 2/15/2021	25,000	25,864
GO, PSF-GTD, 4.00%, 2/15/2023	25,000	25,654
Dallas County Utility and Reclamation District, Unlimited Tax GO, 5.00%, 2/15/2024	115,000	133,286
Del Mar College District, Limited Tax GO, 5.00%, 8/15/2023	30,000	31,703
Denton Independent School District, Unlimited Tax, School Building Series 2015-A, GO, PSF-GTD, 5.00%, 8/15/2020	35,000	35,346
Eanes Independent School District, Unlimited Tax Series B, GO, 4.00%, 8/1/2021	20,000	20,893
El Paso County Hospital District GO, 5.00%, 8/15/2020	600,000	604,182

Investments	Principal Amount($)	Value($)
El Paso Independent School District, Unlimited Tax Refunding GO, PSF-GTD, 5.00%, 8/15/2020	20,000	20,189
Fort Bend County Water Control and Improvement District No. 2, Unlimited Tax GO, 4.00%, 9/1/2020	125,000	126,089
Fort Bend Independent School District, Unlimited Tax
Series B, GO, PSF-GTD, 5.00%, 8/15/2020	45,000	45,439
GO, PSF-GTD, 5.00%, 8/15/2023	75,000	75,737
Frisco Independent School District, School Building, Unlimited Tax Series 2011A, GO, PSF-GTD, 4.50%, 8/15/2020	75,000	75,666
Galena Park Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 8/15/2020	100,000	99,951
Harris County Municipal Utility District No. 468, Unlimited Tax GO, AGM, 2.00%, 9/1/2020	15,000	15,045
Harris County, Permanent Improvement
Series 2010A, GO, 5.00%, 10/1/2023	50,000	50,786
Series 2010A, GO, 5.00%, 10/1/2024	30,000	30,470
Harris County, Subordinate Lien Series 2007C, GO, 5.25%, 8/15/2024	280,000	336,703
Harris County, Unlimited Tax
Series 2019A, GO, 5.00%, 10/1/2021	35,000	37,299
Series 2010-A, GO, 5.00%, 10/1/2023	100,000	101,572
Hays Consolidated Independent School District, School Building Series 2018B, GO, PSF-GTD, 2.70%, 8/15/2023(d)	100,000	104,038
Hidalgo County Drain District No. 1, Improvement GO, 5.00%, 9/1/2022	100,000	110,475
Houston Community College System, Limited Tax GO, 4.00%, 2/15/2023	50,000	51,234
Houston Independent School District GO, 5.00%, 7/15/2021	25,000	26,353
Houston Independent School District, Limited Tax GO, PSF-GTD, 5.00%, 2/15/2025	25,000	30,113
Hudson Independent School District, Limited Tax GO, PSF-GTD, 4.00%, 2/15/2022	200,000	212,522

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Keller Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 8/15/2021	20,000	21,143
Klein Independent School District, Unlimited Tax
Series 2012B, GO, PSF-GTD, 4.00%, 2/1/2021	50,000	51,280
Series 2015A, GO, PSF-GTD, 5.00%, 8/1/2024	65,000	77,383
Lewisville Independent School District, Unlimited Tax
Series 2013B, GO, 4.00%, 8/15/2020	40,000	40,313
GO, PSF-GTD, 5.00%, 8/15/2020	75,000	75,740
Series 2013A, GO, PSF-GTD, 5.00%, 8/15/2020	75,000	75,740
Lone Star College System, Limited Tax
GO, 4.00%, 2/15/2021	30,000	30,811
Series B, GO, 5.00%, 2/15/2021	30,000	31,022
GO, 5.00%, 2/15/2024	40,000	43,231
Magnolia Independent School District, Unlimited Tax GO, 5.00%, 8/15/2021	40,000	42,320
McLennan County Junior College District GO, 5.00%, 8/15/2020	40,000	40,366
McLennan County Junior College District, Limited Tax GO, 5.00%, 8/15/2021	20,000	21,078
Midland College District GO, 5.00%, 2/15/2023	25,000	26,988
Missouri City, Combination Tax, Certificates of Obligation Series 2018A, GO, 5.00%, 6/15/2022	20,000	21,896
Missouri City, Fort Bend and Harris Counties GO, 5.00%, 6/15/2023	35,000	39,822
Northside Independent School District Series 2014A, GO, PSF-GTD, 5.00%, 2/15/2021	30,000	31,024
Northside Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/15/2020	60,000	60,593
Series 2019A, GO, PSF-GTD, 5.00%, 8/15/2021	45,000	47,622
Rockwall Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2025	25,000	24,108
San Jacinto College District Series 2016C, GO, 5.00%, 2/15/2021	50,000	51,699
State of Texas Series 2011B, GO, VRDO, LIQ: State Street Bank & Trust, 0.20%, 6/9/2020 (d)	2,915,000	2,915,000

Investments	Principal Amount($)	Value($)
State of Texas, Public Finance Authority GO, 5.00%, 10/1/2020	50,000	50,811
State of Texas, Transportation Commission Mobility Fund
GO, 5.00%, 10/1/2020	30,000	30,487
Series 2014A, GO, 5.00%, 10/1/2020	50,000	50,811
State of Texas, Unrefunded Water Final Assistance Series 2018B-3, GO, 5.00%, 8/1/2020	25,000	25,201
State of Texas, Veterans
Series 2010C, GO, VRDO, LIQ: State Street Bank & Trust, 0.20%, 6/9/2020 (d)	3,660,000	3,660,000
Series A, GO, VRDO, LIQ: State Street Bank & Trust, 0.20%, 6/9/2020 (d)	3,000,000	3,000,000
State of Texas, Water Financial Assistance
Series 2013A, GO, 4.00%, 8/1/2020	25,000	25,160
Series 2011B, GO, 5.00%, 8/1/2022	40,000	42,257
Town of Prosper GO, 5.00%, 8/15/2020	20,000	20,193
Tyler Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2024	25,000	28,069
Weatherford Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	48,351
Wylie Independent School District, Unlimited Tax Series 2015C, GO, PSF-GTD, 6.75%, 8/15/2021	25,000	26,982

		17,795,626

Hospital — 0.3%
Harris County Cultural Education Facilities Finance Corp., Children’s Hospital Series 2015-1, Rev., 5.00%, 10/1/2021	200,000	212,472
New Hope Cultural Education Facilities Finance Corp., Children’s Health System Series 2017A, Rev., 5.00%, 8/15/2020	160,000	161,536
North Central Texas Health Facilities Development Corp., Children’s Medical Center of Dallas Project Rev., 5.00%, 8/15/2021	360,000	380,254

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Tarrant County Cultural Education Facilities Finance Corp., Christus Health Series A, Rev., 5.00%, 7/1/2020	400,000	401,496

		1,155,758

Housing — 0.5%
Boerne Public Facilities Corp., LIV at Boerne Senior Apartments Rev., 2.75%, 11/1/2021 (d)	100,000	103,651
Capital Area Housing Finance Corp., Mission Trail at El Camino Real Apartments Rev., 2.10%, 9/1/2022 (d)	125,000	127,086
City of Dallas Housing Finance Corp., Palladium Redbird Rev., 1.50%, 4/1/2022 (d)	265,000	271,108
Las Varas Public Facility Corp., Wurzbach Manor Apartments Rev., 1.70%, 12/1/2020 (d)	455,000	457,412
San Antonio Housing Trust Finance Corp. Rev., FHA, 1.37%, 9/1/2021 (d)	40,000	40,410
Southeast Texas Housing Finance Corp., Multi-Family, Bayshore Towers Apartments Rev., 2.20%, 7/1/2020 (d)	560,000	560,672
Weslaco Housing Opportunities Corp., Primrose Village Apartments Rev., 1.42%, 1/1/2022 (d)	110,000	111,210

		1,671,549

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Texas City Industrial Development Corp. Rev., 7.38%, 10/1/2020	125,000	127,404

Other Revenue — 0.6%
Dallas Area Rapid Transit, Senior Lien, Sales Tax Series 2014A, Rev., 5.00%, 12/1/2020	25,000	25,593
El Paso Downtown Development Corp., Downtown Ballpark Venue Project Rev., 5.00%, 8/15/2021	250,000	259,897
Harris County, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2024	35,000	41,514
Lower Colorado River Authority Rev., 5.00%, 5/15/2024	125,000	146,319
Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project
Rev., 5.00%, 5/15/2023	250,000	282,837
Rev., 5.00%, 5/15/2024	100,000	117,098
Metropolitan Transit Authority of Harris County Sales and Use Tax Series 2015A, Rev., 5.00%, 8/15/2020	50,000	50,485

Investments	Principal Amount($)	Value($)
Nueces River Authority Rev., 5.00%, 7/15/2020	20,000	20,115
Red River Authority Rev., NATL-RE, 4.45%, 6/1/2020	950,000	950,000
San Antonio Public Facilities Corp., Oncention Center Refinancing and expansion Project Rev., 5.00%, 9/15/2024	35,000	38,398
State of Texas Rev., TRAN, 4.00%, 8/27/2020	105,000	105,960
Trinity River Authority Rev., 4.00%, 2/1/2021	35,000	35,875

		2,074,091

Prerefunded — 0.4%
City of Annetta GO, 5.00%, 8/1/2035 (c)	295,000	297,269
City of Killeen Series 2011, GO, 5.00%, 8/1/2025 (c)	25,000	25,196
Conroe Independent School District, School Building Series 2012, GO, PSF-GTD, 5.00%, 2/15/2025 (c)	20,000	20,671
County of Denton, Permanent Improvement GO, 5.00%, 7/15/2028 (c)	45,000	45,261
Hurst-Euless-Bedford Independent School District, Unlimited Tax GO, 5.00%, 8/15/2021 (c)	25,000	25,238
Magnolia Independent School District, Unlimited Tax GO, PSF-GTD, 3.25%, 8/15/2023 (c)	40,000	41,470
North Texas Tollway Authority Rev., 6.00%, 1/1/2043 (c)	160,000	165,342
Tarrant County Cultural Education Facilities Finance Corp., Scott and White Healthcare Project
Rev., 5.00%, 8/15/2033 (c)	70,000	70,674
Rev., 5.25%, 8/15/2040 (c)	210,000	212,127
Travis County Health Facilities Development Corp. Rev., 7.13%, 11/1/2040 (c)	355,000	364,848
University of Houston Series 2011A, Rev., 5.00%, 2/15/2025 (c)	30,000	30,995
University of Texas System (The), Financing System Series 2012B, Rev., 5.00%, 8/15/2030 (c)	175,000	193,289

		1,492,380

Transportation — 1.5%
Alamo Regional Mobility Authority, Vehicle Registration Fee Senior Lien Rev., 5.00%, 6/15/2021	25,000	26,252

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Central Texas Turnpike System Series C, Rev., 5.00%, 8/15/2022	150,000	158,799
City of Houston, Airport System Subordinate Lien Rev., VRDO, LOC: Barclays Bank plc, 0.16%, 6/9/2020(d)	3,500,000	3,500,000
City of Houston, Airport System, Subordinate Lien Series B, Rev., 5.00%, 7/1/2020	165,000	165,566
Dallas Area Rapid Transit, Senior Lien Rev., 4.00%, 12/1/2020	20,000	20,375
Dallas-Fort Worth International Airport
Series 2011C, Rev., 5.00%, 11/1/2020	750,000	762,352
Series F, Rev., 5.00%, 11/1/2024	250,000	279,938
Harris County Toll Road Authority (The), Senior Lien Series A, Rev., 5.00%, 8/15/2021	20,000	21,148
Harris County, Toll Road, Senior Lien Series 2015B, Rev., 5.00%, 8/15/2022	55,000	60,600
Texas Transportation Commission State Highway Fund, First Tier Rev., 5.00%, 10/1/2023	40,000	46,183
Texas Transportation Commission, State Highway Fund Rev., 5.00%, 10/1/2020	35,000	35,561

		5,076,774

Utility — 0.3%
City of Cedar Park, Utility System Rev., 3.00%, 8/15/2020	45,000	45,252
City of Fort Worth, Drainage Utility System Rev., 3.25%, 2/15/2025	25,000	25,466
City of Garland, Electric Utility System Series 2016B, Rev., 5.00%, 3/1/2023	220,000	247,174
City of Houston, Combined Utility System, First Lien
Series 2017B, Rev., 4.00%, 11/15/2020	95,000	96,646
Series 2017B, Rev., 4.00%, 11/15/2021	35,000	36,923
Series 2019B, Rev., 4.00%, 11/15/2021	25,000	26,374
Series 2016B, Rev., 5.00%, 11/15/2022	50,000	55,803
City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, Zero Coupon, 12/1/2024	50,000	48,400

Investments	Principal Amount($)	Value($)
City of San Antonio, Electric and Gas Systems Rev., 5.00%, 2/1/2023	50,000	55,165
City of Victoria, Utility System Rev., 5.00%, 12/1/2022	25,000	27,826
Mustang Special Utility District
Series 2018A, Rev., 5.00%, 9/1/2021	45,000	47,648
Rev., 3.00%, 9/1/2022	25,000	26,442
Texas Municipal Power Agency Rev., 5.00%, 9/1/2020	255,000	257,958

		997,077

Water & Sewer — 0.5%
Brazos River Authority, Regional Raw Water Line Project Rev., 5.00%, 9/1/2020	25,000	25,282
City of Arlington, Water and Wastewater System
Series 2015A, Rev., 5.00%, 6/1/2020	50,000	50,000
Series 2018A, Rev., 5.00%, 6/1/2020	50,000	50,000
City of Austin, Water and Wastewater System
Series 2015A, Rev., 3.00%, 11/15/2020	40,000	40,518
Rev., 5.00%, 11/15/2024	50,000	53,370
City of Beaumont, Waterworks and Sewer System Rev., 5.00%, 9/1/2020	125,000	126,504
City of Dallas, Waterworks and Sewer System
Rev., 5.00%, 10/1/2020	25,000	25,400
Rev., 5.00%, 10/1/2023	40,000	40,624
City of El Paso, Water and Sewer Series 2012A, Rev., 4.00%, 3/1/2021	25,000	25,718
City of Irving, Waterworks and Sewer System, New Lien Rev., 5.00%, 8/15/2022	50,000	50,499
City of Mesquite, Dallas and Kaufman Counties, Waterworks and Sewer System Rev., 3.00%, 3/1/2023	45,000	48,156
City of Sugar Land, Waterworks and Sewer System Rev., 4.00%, 8/15/2022	20,000	21,607
City of Tyler, Water and Sewer System Series 2015B, Rev., 2.75%, 9/1/2021	25,000	25,708
North Texas Municipal Water District Rev., 5.00%, 6/1/2020	40,000	40,000
North Texas Municipal Water District, Solid Waste Disposal System Rev., 5.00%, 9/1/2020	50,000	50,585
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2023	25,000	28,499

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
North Texas Municipal Water District, Water System
Rev., 5.00%, 9/1/2020	25,000	25,306
Series 2019A, Rev., 3.00%, 9/1/2024	40,000	44,337
North Texas Municipal Water District, Water System and Improvement Rev., 5.00%, 9/1/2024	30,000	35,776
San Antonio Water System Series 2017A, Rev., 5.00%, 5/15/2021	20,000	20,913
San Antonio Water System, Junior Lien
Series 2013E, Rev., 5.00%, 5/15/2021	30,000	31,370
Series 2016A, Rev., 5.00%, 5/15/2024	25,000	29,436
Texas Water Development Board, State Water Implementation Series 2015A, Rev., 5.00%, 10/15/2020	130,000	132,337
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/2021	60,000	63,317
Trinity River Authority Denton Creek Wastewater Treatment System Rev., 5.00%, 2/1/2024	40,000	46,537
Trinity River Authority, Water Project Rev., 5.00%, 2/1/2025	40,000	48,287
Upper Trinity Regional Water District, Treated Water Supply System Rev., 5.00%, 8/1/2022	320,000	351,587

		1,531,673

Total Texas		33,961,418

Utah — 0.5%
Education — 0.1%
Ogden City School District Municipal Building Authority Rev., 5.00%, 1/15/2022	125,000	134,335
University of Utah (The), Board of Regents Series 2014A-2, Rev., 5.00%, 8/1/2020	30,000	30,234
Utah Charter School Finance Authority
Series A, Rev., 5.00%, 4/15/2021	35,000	36,286
Series A, Rev., 5.00%, 4/15/2022	30,000	32,345
Series A, Rev., 5.00%, 4/15/2023	80,000	89,665
Utah State Board of Regents, University of Southern Utah, Auxiliary System and Student Building Fee Rev., 4.00%, 5/1/2022	50,000	53,419
Utah State University Rev., AGM, 5.00%, 6/1/2020	25,000	25,000

		401,284

General Obligation — 0.1%
Alpine School District GO, 5.00%, 3/15/2021	25,000	25,952

Investments	Principal Amount($)	Value($)
Davis School District, School Guaranty Program GO, 4.00%, 6/1/2020	100,000	100,000
Davis School District, Utah School District Bond Guaranty Program Series 2019A, GO, 5.00%, 6/1/2020	70,000	70,000
Magna Water District GO, 5.00%, 6/1/2023	50,000	56,870
State of Utah GO, 5.00%, 7/1/2024	75,000	89,401
Weber School District, School Building GO, 5.00%, 6/15/2020	15,000	15,026

		357,249

Hospital — 0.1%
County of Utah Hospital, IHC Health Services, Inc.
Series 2016B, Rev., 5.00%, 5/15/2022	105,000	114,149
Series 2018B-1, Rev., 5.00%, 8/1/2022(d)	250,000	270,402

		384,551

Other Revenue — 0.1%
City of Ogden City Rev., 3.00%, 1/15/2022	270,000	281,858
City of South Jordan, Sales Tax Rev., 5.00%, 8/15/2020	25,000	25,247
Utah Transit Authority, Sales Tax Series A, Rev., 5.00%, 6/15/2020	65,000	65,114

		372,219

Utility — 0.1%
City of St. George, Electric Project Rev., AGM, 5.00%, 6/1/2024	150,000	176,562

Water & Sewer — 0.0% (b)
Hooper Water Improvement District Rev., 4.00%, 6/15/2020	40,000	40,054
Metropolitan Water District of Salt Lake and Sandy Series 2012A, Rev., 5.00%, 7/1/2020	50,000	50,194

		90,248

Total Utah		1,782,113

Vermont — 0.1%
General Obligation — 0.0% (b)
City of Burlington Series 2018D, GO, 5.00%, 11/1/2020	65,000	66,274

Housing — 0.1%
Vermont Housing Finance Agency, Multiple Purpose Series 2018A, Rev., AMT, 2.10%, 11/1/2020	100,000	100,698

Other Revenue — 0.0%(b)
Vermont Municipal Bond Bank, Local Investment

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2019-2, Rev., 3.00%, 12/1/2020	30,000	30,426

Total Vermont		197,398

Virginia — 1.3%
Certificate of Participation/Lease — 0.0% (b)
County of Prince William COP, 5.00%, 10/1/2020	100,000	101,585

Education — 0.1%
Virginia College Building Authority, 21st Century College Equipment Programs Series 2009E-1, Rev., 5.00%, 2/1/2021	90,000	92,895
Virginia College Building Authority, Public Higher Education Financing Program Series 2013A, Rev., 3.00%, 9/1/2020	40,000	40,284
Virginia Polytechnic Institute and State University, Dormitory and Dining Hall System Series 2015A, Rev., 5.00%, 6/1/2021	50,000	52,426
Virginia Public School Authority, School Financing Bonds, 1997 Resolution
Series 2012A, Rev., 5.00%, 8/1/2020	110,000	110,878
Series 2014B, Rev., 5.00%, 8/1/2022	25,000	27,582
Virginia Public School Authority, Technology and Security Notes Series VI, Rev., 5.00%, 4/15/2023	80,000	90,840

		414,905

General Obligation — 0.2%
City of Alexandria Series 2012A, GO, 4.50%, 6/15/2021	30,000	31,357
City of Fredericksburg Series 2011A, GO, 3.00%, 7/15/2023	50,000	50,166
City of Lynchburg, Public Improvement GO, 3.00%, 8/1/2021	25,000	25,828
City of Norfolk Series G, GO, 5.00%, 10/1/2020	25,000	25,407
City of Norfolk, Capital Improvement Series A, GO, 5.00%, 10/1/2020	50,000	50,813
City of Portsmouth Series 2016A, GO, 3.00%, 8/1/2021	25,000	25,828
City of Richmond, Public Improvement Series 2013A, GO, 5.00%, 3/1/2021	35,000	36,273
City of Suffolk

Investments	Principal Amount($)	Value($)
GO, 5.00%, 2/1/2021	30,000	30,969
County of Hanover GO, 3.00%, 7/15/2020	30,000	30,104
County of Hanover, Public Improvement Series A, GO, 4.00%, 1/15/2021	25,000	25,599
County of Loudoun, Public Improvement
Series 2011A, GO, 5.00%, 12/1/2020	25,000	25,606
Series 2016A, GO, 5.00%, 12/1/2021	25,000	26,821
County of Pittsylvania GO, 5.00%, 6/15/2021	50,000	52,456
County of Pulaski, School Bonds GO, 5.00%, 2/1/2024	40,000	46,696
County of Spotsylvania, Public Improvement GO, 5.00%, 1/15/2021	50,000	51,507
County of Stafford, Public Improvement GO, 5.00%, 7/1/2020	45,000	45,177

		580,607

Housing — 0.1%
Virginia Housing Development Authority
Series 2012C-4, Rev., 2.49%, 1/1/2022	200,000	205,876
Series 2018A, Rev., 2.05%, 3/1/2022	20,000	20,014

		225,890

Industrial Development Revenue/Pollution Control Revenue — 0.5%
Albermarle County Economic Development Authority, Virginia Public Facility Rev., 5.00%, 6/1/2020	30,000	30,000
Culpeper County Economic Development Authority, Virginia Capital Project Rev., 5.00%, 6/1/2024	30,000	35,495
Loudoun County Economic Development Authority, Silver Line Phase 2 Project Rev., BAN, 2.00%, 4/1/2022	150,000	150,204
Montgomery County Economic Development Authority, Public Facilities Rev., 5.00%, 2/1/2021	35,000	36,100
Wise County Industrial Development Authority, Solid Waste and Sewage Disposal Series 2010A, Rev., VRDO, 1.20%, 5/31/2024 (d)	1,640,000	1,640,000

		1,891,799

Other Revenue — 0.2%
Greater Richmond Convention Center Authority, Hotel Tax Refunding

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Rev., 5.00%, 6/15/2020	525,000	525,536
Virginia Beach Development Authority, Public Facility
Series 2010B, Rev., 4.00%, 8/1/2022	30,000	30,189
Series 2010C, Rev., 5.00%, 8/1/2023	40,000	40,310
Virginia Public Building Authority, Public Facilities
Series 2012A, Rev., 5.00%, 8/1/2020	25,000	25,200
Series 2013A, Rev., 5.00%, 8/1/2020	20,000	20,160
Series 2014C, Rev., 5.00%, 8/1/2021	25,000	26,409
Virginia Resources Authority, Infrastructure Bonds, Pooled Financing Program
Series 2012B, Rev., 5.00%, 11/1/2020	30,000	30,604
Series 2010A, Rev., 5.00%, 11/1/2023	25,000	25,484
Virginia Resources Authority, Pooled Financing Program Series 2014C, Rev., AMT, 4.00%, 11/1/2020	25,000	25,400
Western Regional Jail Authority Rev., 4.00%, 12/1/2022	50,000	54,581

		803,873

Prerefunded — 0.1%
City of Newport News, General Improvement Series 2011A, GO, 5.00%, 7/1/2022 (c)	25,000	25,097
Virginia Commonwealth Transportation Board Series 2013A, Rev., GAN, 5.00%, 9/15/2024 (c)	140,000	158,493

		183,590

Transportation — 0.1%
Virginia Commonwealth Transportation Board
Rev., 5.00%, 9/15/2020	100,000	101,392
Rev., GAN, 5.00%, 9/15/2022	25,000	27,735
Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program Series 2014B, Rev., 5.00%, 5/15/2021	35,000	36,616

		165,743

Water & Sewer — 0.0% (b)
Hampton Roads Sanitation District, Wastewater Subseries 2016A, Rev., 5.00%, 8/1/2020	25,000	25,200
Loudoun County Sanitation Authority, Water and Sewer System

Investments	Principal Amount($)	Value($)
Series 2010A, Rev., 5.00%, 1/1/2021	25,000	25,706
Virginia Resources Authority Rev., 5.00%, 10/1/2020	15,000	15,241
Virginia Resources Authority, Clean Water State Revolving Fund Series 2014B, Rev., 5.00%, 10/1/2020	25,000	25,402

		91,549

Total Virginia		4,459,541

Washington — 1.8%
Certificate of Participation/Lease — 0.2%
State of Washington Series 2015A, COP, 5.00%, 7/1/2020	25,000	25,091
State of Washington, Local Ageny Real and Personal Property Series 2018C, COP, 5.00%, 7/1/2020	45,000	45,163
State of Washington, State and Local Agency Personal Property Series 2013A, COP, 5.00%, 7/1/2020	25,000	25,091
State of Washington, State and Local Agency Real and Personal Property
Series 2015C, COP, 5.00%, 7/1/2021	70,000	73,382
Series 2016A, COP, 5.00%, 7/1/2021	50,000	52,416
Series 2017A, COP, 5.00%, 7/1/2022	80,000	87,375
Series 2019D, COP, 5.00%, 7/1/2022	65,000	70,992
Series 2015C, COP, 5.00%, 7/1/2023	55,000	62,319
Series 2016A, COP, 5.00%, 7/1/2023	35,000	39,658
Series 2017A, COP, 5.00%, 7/1/2023	45,000	50,989
Series 2019B, COP, 5.00%, 7/1/2023	30,000	33,992
Series 2014B, COP, 5.00%, 7/1/2024	40,000	46,862
Series 2018C, COP, 5.00%, 7/1/2024	35,000	41,004
Series 2011D, COP, 4.50%, 1/1/2025	50,000	53,004
State of Washington, State and Local Agency Real Property Series 2011A, COP, 4.40%, 1/1/2022	50,000	51,123

		758,461

Education — 0.2%
Central Washington University Rev., AGM, 5.00%, 5/1/2024	360,000	417,964
University of Washington Series 2016A, Rev., 5.00%, 12/1/2020	25,000	25,605

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Washington St. University, Housing and Dining System Rev., 5.00%, 10/1/2021	250,000	253,887
Washington State University Rev., 5.00%, 10/1/2020	35,000	35,557

		733,013

General Obligation — 0.7%
City of Olympia, Limited Tax GO, 5.00%, 12/1/2024	25,000	30,078
City of Richland Series 2013A, GO, 4.00%, 12/1/2021	40,000	42,290
City of Seattle, Limited Tax Series B, GO, 5.00%, 8/1/2020	55,000	55,439
City of University Place, Limited Tax GO, 4.00%, 12/1/2023	35,000	39,461
County of Kitsap, Limited Tax GO, 4.00%, 12/1/2020	20,000	20,384
County of Skagit, Limited Tax
GO, 5.00%, 12/1/2021	20,000	21,441
GO, 5.00%, 12/1/2024	60,000	72,096
King County Fire Protection District No. 39, Fire and Rescue, Unlimited Tax Series 2015A, GO, 5.00%, 12/1/2024	40,000	48,144
King County Public Hospital District No. 2, Evergreenhealth GO, 5.00%, 12/1/2021	60,000	64,322
King County School District No. 1 Seattle GO, 4.00%, 12/1/2024	50,000	50,000
King County School District No. 210 Federal Way, Unlimited Tax Series 2010B, GO, 4.00%, 6/1/2020	25,000	25,000
King County School District No. 405 Bellevue, Credit Enhancement Program GO, 5.00%, 12/1/2020	20,000	20,485
King County School District No. 405 Bellevue, Washington State School District Credit Enhancement Program, Unlimited Tax GO, 5.00%, 12/1/2024	160,000	192,654
King County School District No. 414 Lake Washington, Unlimited Tax GO, 5.00%, 12/1/2020	50,000	51,194
Spokane and Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/1/2022	25,000	27,945
State of Washington
Series R-2015G, GO, 4.00%, 7/1/2020	125,000	125,395
Series R-2016A, GO, 5.00%, 7/1/2020	45,000	45,178
Series R-2020D, GO, 5.00%, 7/1/2021	30,000	31,584

Investments	Principal Amount($)	Value($)
Series R-2021A, GO, 5.00%, 6/1/2024 (f)	500,000	572,005
State of Washington, Motor Vehicle Fuel Tax Series B, GO, 5.00%, 8/1/2020	60,000	60,484
State of Washington, Motor Vehicle Fuel Tax Senior 520 Corridor Program Series 2012C, GO, 5.25%, 6/1/2026	300,000	312,864
State of Washington, Various Purpose
Series R-2014A, GO, 5.00%, 7/1/2020	25,000	25,099
Series R-2011A, GO, 5.00%, 1/1/2021	50,000	51,421
Series 2012D, GO, 5.00%, 2/1/2021	45,000	46,463
Series 2013D, GO, 5.00%, 2/1/2021	25,000	25,813
Series R-2011B, GO, 5.00%, 7/1/2022	150,000	150,585
Series R-2011B, GO, 5.00%, 7/1/2023	100,000	100,390
Series 2011A, GO, 5.00%, 1/1/2024	50,000	51,391
Series 2015E, GO, 5.00%, 7/1/2024	25,000	29,711
Vancouver School District No. 37, Clark County, Unlimited Tax GO, 3.00%, 12/1/2023	25,000	27,318

		2,416,634

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Washington Economic Development Finance Authority, Washington Biomedical Research Properties Series A, Rev., 5.00%, 6/1/2022	50,000	54,747

Other Revenue — 0.1%
FYI Properties, State of Washington District Project - Green Bonds
Rev., 5.00%, 6/1/2021	110,000	115,144
Rev., 5.00%, 6/1/2023	45,000	50,665

		165,809

Prerefunded — 0.0% (b)
County of King, Sewer Rev., 5.00%, 1/1/2022 (c)	25,000	25,700
Series 2011C, Rev., 5.00%, 1/1/2035 (c)	25,000	25,701
Grant County Public Utility District No. 2, Electric System Series 2011-I, Rev., 5.00%, 1/1/2022 (c)	25,000	25,700
Washington Health Care Facilities Authority Series 2011A, Rev., 5.00%, 2/1/2041 (c)	55,000	56,724

		133,825

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Transportation — 0.2%
Snohomish County Public Transportation Benefit Area Corp. Rev., 5.00%, 8/1/2022	50,000	55,176
State of Washington, Federal Highway Grant Series 2012F, Rev., GRAN, 5.00%, 9/1/2020	190,000	192,286
State of Washington, Federal Highway Senior 520 Corridor Program
Series 2012F, Rev., 5.00%, 9/1/2022	300,000	330,852
Series 2012F, Rev., 5.00%, 9/1/2024	150,000	165,319

		743,633

Utility — 0.3%
City of Kent, Utility System Rev., 5.00%, 12/1/2020	25,000	25,604
Clark County Public Utility District No. 1, Electric System Rev., 5.00%, 1/1/2024	15,000	17,429
Energy Northwest, Columbia Generating Station
Series 2012A, Rev., 5.00%, 7/1/2020	750,000	752,940
Series A, Rev., 5.00%, 7/1/2021	25,000	26,286
Energy Northwest, Electric Generating Station Series A, Rev., 5.00%, 7/1/2021	25,000	26,286
Grays Harbor County Public Utility District No. 1, Electric and Refunding Series 2015A, Rev., 5.00%, 1/1/2025	100,000	119,738
Lewis County Public Utility District No. 1, Washington Cowlitz Falls Hydroelectric Project Rev., 5.00%, 10/1/2023	100,000	115,494

		1,083,777

Water & Sewer — 0.1%
City of Edmonds, Water and Sewer Rev., 4.00%, 12/1/2020	25,000	25,479
City of Seattle, Drainage and Wastewater System Improvement
Series 2012A, Rev., 5.00%, 6/1/2024	25,000	27,337
Rev., 5.00%, 9/1/2024	25,000	27,067
City of Spokane, Water and Wastewater System, Green Bonds Rev., 5.00%, 12/1/2020	25,000	25,604
County of King, Sewer
Series 2013A, Rev., 5.00%, 1/1/2021	20,000	20,562
Series 2014B, Rev., 5.00%, 7/1/2021	25,000	26,306
East Wenatchee Water District, Refunding and Improvement Rev., 4.00%, 8/1/2023	25,000	27,754

		180,109

Total Washington		6,270,008

Investments	Principal Amount($)	Value($)
West Virginia — 0.4%
Education — 0.1%
West Virginia University, West Virginia University Projects Series 2019A, Rev., 5.00%, 10/1/2022	275,000	302,599

General Obligation — 0.0% (b)
Hardy County Board of Education, Public School GO, 2.00%, 6/1/2020	50,000	50,000
Ohio County Board of Education GO, 2.00%, 6/1/2020	15,000	15,000
State of West Virginia, State Road Series 2015A, GO, 5.00%, 6/1/2020	10,000	10,000

		75,000

Hospital — 0.1%
Monongalia County Building Commission Rev., 5.00%, 7/1/2020	200,000	200,652
Monongalia County Building Commission, Monongalia Health System Obligated Group Rev., 5.00%, 7/1/2020	200,000	200,652

		401,304

Transportation — 0.0% (b)
West Virginia Commissioner of Highways Series 2017A, Rev., 5.00%, 9/1/2020	75,000	75,887

Utility — 0.2%
West Virginia Economic Development Authority Series 2012A, Rev., 5.00%, 6/1/2020	100,000	100,000
West Virginia Economic Development Authority, Appalachian Power Co. — AMOS Project Series 2009-B, Rev., 2.63%, 6/1/2022 (d)	500,000	506,920

		606,920

Water & Sewer — 0.0% (b)
City of Charleston, Sewerage System Series 2016A, Rev., 2.00%, 7/1/2020	65,000	65,090

Total West Virginia		1,526,800

Wisconsin — 5.8%
Education — 0.7%
Milwaukee Redevelopment Authority, Milwaukee Public Schools
Series 2017, Rev., 5.00%, 11/15/2022	365,000	405,548
Series 2017, Rev., 5.00%, 11/15/2023	130,000	149,766

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value ($)
Milwaukee Redevelopment Authority, Milwaukee Public Schools - Neighborhood Schools Initiative Rev., NATL-RE, 4.00%, 8/1/2023	400,000	443,260
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-2, Rev., 5.00%, 1/25/2023 (d)	175,000	194,637
Series 2018B-3, Rev., 5.00%, 1/31/2024 (d)	1,000,000	1,151,980

		2,345,191

General Obligation — 1.8%
City of Brookfield GO, 2.00%, 11/1/2020	390,000	392,773
City of La Crosse Series 2011-C, GO, 3.00%, 10/1/2024	100,000	103,448
City of Manitowoc
GO, 2.00%, 2/1/2021	385,000	389,208
GO, 2.00%, 2/1/2023	320,000	332,218
City of Merrill
Series 2019A, GO, 3.00%, 10/1/2020	95,000	95,849
Series 2019A, GO, 3.00%, 10/1/2021	60,000	62,125
Series 2019A, GO, 3.00%, 10/1/2022	60,000	63,237
City of Oshkosh
Series A, GO, 0.05%, 12/1/2022	70,000	69,871
Series A, GO, 2.00%, 12/1/2023	200,000	211,378
City of Shawano, Promissory Notes Series 2019, GO, 3.00%, 4/1/2022	140,000	146,658
City of Waukesha
Series 2014B, GO, 2.00%, 10/1/2020	40,000	40,192
Series A, GO, 4.00%, 10/1/2020	20,000	20,228
County of Milwaukee, Corporate Purpose Series 2013A, GO, 3.00%, 9/1/2020	50,000	50,343
County of Milwaukee, Corporate Purpose Bonds Series 2018D, GO, 3.00%, 8/1/2024	100,000	110,360
County of Milwaukee, Promissory Notes Series 2016C, GO, 2.00%, 9/1/2020 (c)	10,000	10,044
East Troy Community School District GO, 3.00%, 3/1/2021	25,000	25,505
Fox Valley Technical College District, Promissory Notes Series 2019A, GO, 3.00%, 12/1/2021	155,000	161,200

Investments	Principal Amount($)	Value ($)
Ithaca School District, School Improvement Series 2014, GO, 3.00%, 3/1/2021	175,000	178,511
Madison Area Technical College, Promissory Notes Series 2018-19B, GO, 4.00%, 3/1/2021	60,000	61,711
Milwaukee Area Technical College District, Promissory Notes
Series 2015-16G, GO, 3.00%, 6/1/2020	100,000	100,000
Series 2017-18L, GO, 4.00%, 6/1/2020	100,000	100,000
Series 2018-19C, GO, 4.00%, 6/1/2020	180,000	180,000
Sevastopol School District
GO, 4.00%, 3/1/2024	985,000	1,108,135
GO, 4.00%, 3/1/2025	625,000	718,669
Sheboygan Area School District GO, 2.00%, 3/1/2021	50,000	50,064
State of Wisconsin
Series 2016-1, GO, 5.00%, 11/1/2020	25,000	25,509
Series 3, GO, 5.00%, 11/1/2020	65,000	66,323
Village of DeForest Series 2019A, GO, 0.05%, 5/1/2021	25,000	24,941
Village of Fox Crossing GO, 3.00%, 4/1/2024	185,000	201,966
Village of Menomonee Falls
Series B, GO, 3.50%, 2/1/2022	150,000	157,755
Series B, GO, 3.50%, 2/1/2023	155,000	166,929
Series B, GO, 3.50%, 2/1/2024	245,000	270,017
Village of Shorewood Series 2016A, GO, 4.00%, 8/1/2020	75,000	75,455
Village of Sussex Series 2019C, GO, 5.00%, 10/1/2020	115,000	116,788
Village of Waunakee Series 2012A, GO, 4.00%, 4/1/2021	80,000	80,231
West Salem School District GO, 1.25%, 4/1/2022	200,000	200,144

		6,167,785

Hospital — 0.4%
University of Wisconsin Hospitals & Clinics Series 2013A, Rev., 5.00%, 4/1/2021	150,000	155,394

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018B-1, Rev., 5.00%, 1/26/2022 (d)	95,000	102,245
Wisconsin Health and Educational Facilities Authority, Ascension Health Alliance Senior Credit Group
Series 2013A, Rev., 5.00%, 11/15/2020	45,000	45,954
Series 2013B-3, Rev., VRDO, 5.00%, 11/15/2043 (d)	320,000	320,000
Wisconsin Health and Educational Facilities Authority, Ascension Health Senior Credit Group Series 2019A, Rev., 5.00%, 11/15/2024	200,000	234,080
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group
Rev., 5.00%, 8/15/2021	150,000	158,532
Rev., 5.00%, 8/15/2023	100,000	112,138
Wisconsin Health and Educational Facilities Authority, Ministry Health Care, Inc. Series 2010B, Rev., 4.25%, 8/15/2020 (c)	20,000	20,160
Wisconsin Health and Educational Facilities Authority, Prohealth Care Inc. Series 2012A, Rev., 5.00%, 8/15/2020	105,000	105,862
Wisconsin Health and Educational Facilities Authority, SSM Health Care Series 2010A, Rev., 4.00%, 6/1/2020 (c)	40,000	40,000
Wisconsin Health and Educational Facilities Authority, Unity Point Health Series 2014A, Rev., 5.00%, 12/1/2021	120,000	125,976
Wisconsin Health and Educational Facilities Authority, Unitypoint Health Series 2014A, Rev., 5.00%, 12/1/2025	120,000	138,732

		1,559,073

Other Revenue — 0.0% (b)
Public Finance Authority, Central District Development Project Rev., 5.00%, 3/1/2023	25,000	27,718

Prerefunded — 2.5%
Madison Area Technical College, School Improvement Series 2010-11B, GO, 4.00%, 3/1/2025 (c)	25,000	25,715
Public Finance Authority, Multi-Family Housing
Series 2015A, Rev., 5.15%, 12/1/2050 (c)	6,050,000	6,492,920
Series 2015A, Rev., 5.35%, 12/1/2052 (c)	1,790,000	1,922,818

Investments	Principal Amount($)	Value($)
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio
Series 4, Rev., 5.00%, 6/1/2021 (c)	35,000	35,000
Series 4, Rev., 5.00%, 6/1/2030 (c)	50,000	50,000
State of Wisconsin, Clean Water Fund, Leveraged Loan Portfolio Series 2010-1, Rev., 5.00%, 6/1/2026 (c)	40,000	40,000

		8,566,453

Transportation — 0.1%
Wisconsin Department of Transportation
Series 2012 1, Rev., 5.00%, 7/1/2020	35,000	35,137
Series A, Rev., 5.00%, 7/1/2020	115,000	115,451
Series 2019A, Rev., 5.00%, 7/1/2021	55,000	57,873

		208,461

Water & Sewer — 0.3%
City of Madison, Water Utility Rev., BAN, 1.50%, 11/1/2024	1,050,000	1,054,872

Total Wisconsin		19,929,553

Wyoming — 0.0% (b)
Education — 0.0% (b)
University of Wyoming Series 2011B, Rev., 4.00%, 6/1/2020	25,000	25,000
University of Wyoming, Facilities Improvement
Series 2011B, Rev., 3.50%, 6/1/2022	45,000	46,372
Series 2012A, Rev., 5.00%, 6/1/2023	30,000	32,817

		104,189

Other Revenue — 0.0% (b)
Wyoming State Loan and Investment Board, Capital Facilities Series 2012A, Rev., 5.00%, 10/1/2023	30,000	33,254

Total Wyoming		137,443

TOTAL MUNICIPAL BONDS (Cost $298,385,773)		300,918,160

	Shares
SHORT-TERM INVESTMENTS — 13.1%
INVESTMENT COMPANIES — 13.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.16% (h)(i) (Cost $45,314,374)	45,289,427	45,325,658

Total Investments — 100.0% (Cost $343,700,147)		346,243,818

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value($)
Other Assets Less Liabilities — 0.0% (b)		135,218

Net Assets — 100.0%		346,379,036

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Note
GTD	Guaranteed
ICE	Intercontinental Exchange
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2020.

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$300,918,160	$—	$300,918,160
Short-Term Investments
Investment Companies	45,325,658	—	—	45,325,658

Total Investments in Securities	$45,325,658	$300,918,160	$—	$346,243,818

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.16% (a)(b)	$8,637,248	$122,552,600	$85,876,219	$745	$11,284	$45,325,658	45,289,427	$22,065	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.